UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:             811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio,Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

JUNE 30, 2022

Semi Annual Report

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective and Portfolio Holdings	2
Schedules of Portfolio Investments
USAA Target Retirement Income Fund	7
USAA Target Retirement 2030 Fund	8
USAA Target Retirement 2040 Fund	9
USAA Target Retirement 2050 Fund	10
USAA Target Retirement 2060 Fund	11
Financial Statements
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	22
Supplemental Information	36
Proxy Voting and Portfolio Holdings Information	36
Expense Examples	36
Liquidity Risk Management Program	37
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800)-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Fund Trust USAA Target Retirement Income Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	27.9%
USAA Short-Term Bond Fund Institutional Shares	16.3%
VictoryShares ESG Corporate Bond ETF	5.8%
USAA Global Managed Volatility Fund Institutional Shares	5.6%
USAA High Income Fund Institutional Shares	4.8%
USAA Target Managed Allocation Fund	4.8%
Victory Market Neutral Income Fund Class I	4.7%
Victory RS International Fund Class R6	3.4%
USAA Intermediate-Term Bond Fund Institutional Shares	3.3%
VictoryShares USAA Core Short-Term Bond ETF	3.2%

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Fund Trust USAA Target Retirement 2030 Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	16.8%
USAA Global Managed Volatility Fund Institutional Shares	10.0%
USAA Target Managed Allocation Fund	8.9%
USAA Short-Term Bond Fund Institutional Shares	5.1%
USAA 500 Index Fund Reward Shares	4.9%
Victory RS International Fund Class R6	4.6%
VictoryShares USAA MSCI International Value Momentum ETF	4.4%
USAA High Income Fund Institutional Shares	4.1%
USAA Intermediate-Term Bond Fund Institutional Shares	4.0%
Victory Trivalent International Core Equity Fund Class R6	3.7%

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

USAA Mutual Fund Trust USAA Target Retirement 2040 Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	13.4%
USAA Target Managed Allocation Fund	11.8%
USAA Government Securities Fund Institutional Shares	7.3%
USAA 500 Index Fund Reward Shares	7.2%
Victory RS International Fund Class R6	6.1%
VictoryShares USAA MSCI International Value Momentum ETF	5.6%
VictoryShares USAA MSCI USA Value Momentum ETF	5.0%
Victory Trivalent International Core Equity Fund Class R6	4.6%
USAA Growth Fund Institutional Shares	4.2%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3.9%

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

USAA Mutual Fund Trust USAA Target Retirement 2050 Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	15.0%
USAA Target Managed Allocation Fund	13.3%
USAA 500 Index Fund Reward Shares	8.6%
Victory RS International Fund Class R6	7.1%
VictoryShares USAA MSCI International Value Momentum ETF	6.2%
VictoryShares USAA MSCI USA Value Momentum ETF	5.7%
Victory Trivalent International Core Equity Fund Class R6	5.2%
USAA Growth Fund Institutional Shares	4.5%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.3%
Victory Integrity Mid-Cap Value Fund Class R6	3.3%

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

USAA Mutual Fund Trust USAA Target Retirement 2060 Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	14.9%
USAA Target Managed Allocation Fund	13.4%
USAA 500 Index Fund Reward Shares	8.6%
Victory RS International Fund Class R6	7.3%
VictoryShares USAA MSCI International Value Momentum ETF	6.2%
VictoryShares USAA MSCI USA Value Momentum ETF	5.7%
Victory Trivalent International Core Equity Fund Class R6	5.3%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.3%
USAA Growth Fund Institutional Shares	4.2%
USAA Government Securities Fund Institutional Shares	4.0%

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

USAA Mutual Funds Trust USAA Target Retirement Income Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (19.9%)
VictoryShares Dividend Accelerator ETF	153,677	$6,366
Victoryshares ESG Corporate Bond ETF	1,899,203	39,765
VictoryShares International Volatility Wtd ETF	179,768	6,599
VictoryShares NASDAQ Next 50 ETF	149,092	3,453
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	141,668	5,197
VictoryShares USAA Core Short-Term Bond ETF	443,598	21,724
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	452,395	18,648
VictoryShares USAA MSCI International Value Momentum ETF	440,876	17,720
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (a)	86,772	5,241
VictoryShares USAA MSCI USA Value Momentum ETF	201,590	12,074
Total Affiliated Exchange-Traded Funds (Cost $141,622)		136,787
Affiliated Mutual Funds (79.9%)
USAA 500 Index Fund Reward Shares	273,925	13,406
USAA Global Managed Volatility Fund Institutional Shares	4,325,424	38,713
USAA Government Securities Fund Institutional Shares	21,130,354	192,497
USAA Growth Fund Institutional Shares	358,287	8,864
USAA High Income Fund Institutional Shares	5,073,403	33,332
USAA Income Stock Fund Institutional Shares	214,754	3,797
USAA Intermediate-Term Bond Fund Institutional Shares	2,420,447	22,583
USAA Precious Metals and Minerals Fund Institutional Shares	138,699	2,207
USAA Short-Term Bond Fund Institutional Shares	12,769,595	111,988
USAA Small Cap Stock Fund Institutional Shares	672,871	7,846
USAA Target Managed Allocation Fund	3,679,904	32,825
Victory Integrity Mid-Cap Value Fund Class R6	299,022	6,399
Victory Market Neutral Income Fund Class I	3,479,780	32,605
Victory RS International Fund Class R6	2,450,930	23,406
Victory Sophus Emerging Markets Fund Class R6	273,655	5,134
Victory Trivalent International Core Equity Fund Class R6	2,266,070	14,956
Total Affiliated Mutual Funds (Cost $568,936)		550,558
Collateral for Securities Loaned (0.0%)^ (b)
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	280,125	280
Total Collateral for Securities Loaned (Cost $280)		280
Total Investments (Cost $710,838) — 99.8%		687,625
Other assets in excess of liabilities — 0.2%		1,379
NET ASSETS — 100.00%		$689,004

At June 30, 2022, the Fund's investments in foreign securities were 12.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2022.

ETF — Exchange-Traded Fund

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Target Retirement 2030 Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (25.6%)
VictoryShares Dividend Accelerator ETF	574,110	$23,782
VictoryShares ESG Corporate Bond ETF	1,767,524	37,008
VictoryShares International Volatility Wtd ETF (a)	493,863	18,130
VictoryShares NASDAQ Next 50 ETF (a)	696,279	16,126
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	264,132	9,690
VictoryShares USAA Core Short-Term Bond ETF	834,703	40,877
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	892,548	36,791
VictoryShares USAA MSCI International Value Momentum ETF	1,255,084	50,445
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	343,892	20,769
VictoryShares USAA MSCI USA Value Momentum ETF	691,787	41,433
Total Affiliated Exchange-Traded Funds (Cost $300,613)		295,051
Affiliated Mutual Funds (74.0%)
USAA 500 Index Fund Reward Shares	1,149,657	56,264
USAA Global Managed Volatility Fund Institutional Shares	12,937,147	115,788
USAA Government Securities Fund Institutional Shares	21,227,490	193,383
USAA Growth Fund Institutional Shares	1,413,785	34,977
USAA High Income Fund Institutional Shares	7,170,945	47,113
USAA Income Fund Institutional Shares	580,987	6,716
USAA Income Stock Fund Institutional Shares	901,799	15,944
USAA Intermediate-Term Bond Fund Institutional Shares	4,900,777	45,724
USAA Precious Metals and Minerals Fund Institutional Shares	252,515	4,018
USAA Short-Term Bond Fund Institutional Shares	6,643,600	58,264
USAA Small Cap Stock Fund Institutional Shares	1,714,349	19,989
USAA Target Managed Allocation Fund	11,482,978	102,428
Victory Integrity Mid-Cap Value Fund Class R6	1,196,838	25,612
Victory Market Neutral Income Fund Class I	2,391,042	22,404
Victory RS International Fund Class R6	5,507,128	52,593
Victory Sophus Emerging Markets Fund Class R6	498,565	9,353
Victory Trivalent International Core Equity Fund Class R6	6,397,082	42,221
Total Affiliated Mutual Funds (Cost $883,710)		852,791
Collateral for Securities Loaned (0.0%)^ (b)
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	110,650	111
Total Collateral for Securities Loaned (Cost $111)		111
Total Investments (Cost $1,184,434) — 99.6%		1,147,953
Other assets in excess of liabilities — 0.4%		4,263
NET ASSETS — 100.00%		$1,152,216

At June 30, 2022, the Fund's investments in foreign securities were 18.2% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2022.

ETF — Exchange-Traded Fund

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Target Retirement 2040 Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.7%)
VictoryShares Dividend Accelerator ETF	888,145	$36,791
VictoryShares ESG Corporate Bond ETF (a)	873,088	18,280
VictoryShares International Volatility Wtd ETF	704,196	25,851
VictoryShares NASDAQ Next 50 ETF	1,164,047	26,959
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	428,496	15,719
VictoryShares USAA Core Short-Term Bond ETF	493,169	24,152
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,268,160	52,274
VictoryShares USAA MSCI International Value Momentum ETF	1,857,236	74,648
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	453,628	27,396
VictoryShares USAA MSCI USA Value Momentum ETF	1,119,579	67,055
Total Affiliated Exchange-Traded Funds (Cost $370,585)		369,125
Affiliated Mutual Funds (71.4%)
USAA 500 Index Fund Reward Shares	1,951,341	95,499
USAA Global Managed Volatility Fund Institutional Shares	19,967,784	178,711
USAA Government Securities Fund Institutional Shares	10,685,944	97,349
USAA Growth Fund Institutional Shares	2,259,468	55,899
USAA High Income Fund Institutional Shares	6,841,523	44,949
USAA Income Stock Fund Institutional Shares	1,257,105	22,226
USAA Intermediate-Term Bond Fund Institutional Shares	3,724,075	34,746
USAA Precious Metals and Minerals Fund Institutional Shares	280,840	4,468
USAA Short-Term Bond Fund Institutional Shares	2,438,132	21,382
USAA Small Cap Stock Fund Institutional Shares	2,403,554	28,025
USAA Target Managed Allocation Fund	17,558,999	156,626
Victory Integrity Mid-Cap Value Fund Class R6	1,832,499	39,215
Victory Market Neutral Income Fund Class I	1,477,685	13,846
Victory RS International Fund Class R6	8,434,926	80,554
Victory Sophus Emerging Markets Fund Class R6	827,072	15,516
Victory Trivalent International Core Equity Fund Class R6	9,253,792	61,075
Total Affiliated Mutual Funds (Cost $985,440)		950,086
Collateral for Securities Loaned (0.0%)^ (b)
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	45,150	45
Total Collateral for Securities Loaned (Cost $45)		45
Total Investments (Cost $1,356,070) — 99.1%		1,319,256
Other assets in excess of liabilities — 0.9%		12,053
NET ASSETS — 100.00%		$1,331,309

At June 30, 2022, the Fund's investments in foreign securities were 23.3% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2022.

ETF — Exchange-Traded Fund

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Target Retirement 2050 Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.6%)
VictoryShares Dividend Accelerator ETF	632,743	$26,211
Victoryshares ESG Corporate Bond ETF (a)	418,613	8,765
VictoryShares International Volatility Wtd ETF	467,748	17,171
VictoryShares NASDAQ Next 50 ETF (a)	793,323	18,373
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	310,087	11,375
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	834,485	34,398
VictoryShares USAA MSCI International Value Momentum ETF	1,233,843	49,592
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	279,194	16,862
VictoryShares USAA MSCI USA Value Momentum ETF	765,465	45,846
Total Affiliated Exchange-Traded Funds (Cost $226,906)		228,593
Affiliated Mutual Funds (70.0%)
USAA 500 Index Fund Reward Shares	1,406,440	68,831
USAA Global Managed Volatility Fund Institutional Shares	13,396,221	119,896
USAA Government Securities Fund Institutional Shares	2,260,791	20,596
USAA Growth Fund Institutional Shares	1,451,563	35,912
USAA High Income Fund Institutional Shares	1,394,727	9,163
USAA Income Stock Fund Institutional Shares	876,097	15,489
USAA Intermediate-Term Bond Fund Institutional Shares	1,569,608	14,644
USAA Precious Metals and Minerals Fund Institutional Shares	157,779	2,510
USAA Short-Term Bond Fund Institutional Shares	316,014	2,772
USAA Small Cap Stock Fund Institutional Shares	1,691,449	19,722
USAA Target Managed Allocation Fund	11,934,928	106,460
Victory Integrity Mid-Cap Value Fund Class R6	1,242,214	26,583
Victory Market Neutral Income Fund Class I	694,230	6,505
Victory RS International Fund Class R6	5,933,604	56,666
Victory Sophus Emerging Markets Fund Class R6	591,283	11,093
Victory Trivalent International Core Equity Fund Class R6	6,310,465	41,649
Total Affiliated Mutual Funds (Cost $583,932)		558,491
Collateral for Securities Loaned (0.0%)^ (b)
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	74,150	74
Total Collateral for Securities Loaned (Cost $74)		74
Total Investments (Cost $810,912) — 98.6%		787,158
Other assets in excess of liabilities — 1.4%		11,461
NET ASSETS — 100.00%		$798,619

At June 30, 2022, the Fund's investments in foreign securities were 26.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2022.

ETF — Exchange-Traded Fund

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Target Retirement 2060 Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.6%)
VictoryShares Dividend Accelerator ETF	87,938	$3,643
VictoryShares ESG Corporate Bond ETF	43,422	909
VictoryShares International Volatility Wtd ETF	75,768	2,781
VictoryShares NASDAQ Next 50 ETF	112,009	2,594
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	43,625	1,600
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	120,391	4,963
VictoryShares USAA MSCI International Value Momentum ETF	177,196	7,122
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	42,403	2,561
VictoryShares USAA MSCI USA Value Momentum ETF	107,786	6,456
Total Affiliated Exchange-Traded Funds (Cost $32,178)		32,629
Affiliated Mutual Funds (69.8%)
USAA 500 Index Fund Reward Shares	200,429	9,809
USAA Global Managed Volatility Fund Institutional Shares	1,901,972	17,023
USAA Government Securities Fund Institutional Shares	498,983	4,546
USAA Growth Fund Institutional Shares	194,586	4,814
USAA Income Stock Fund Institutional Shares	134,128	2,371
USAA Intermediate-Term Bond Fund Institutional Shares	223,902	2,089
USAA Precious Metals and Minerals Fund Institutional Shares	19,609	312
USAA Short-Term Bond Fund Institutional Shares	116	1
USAA Small Cap Stock Fund Institutional Shares	262,426	3,060
USAA Target Managed Allocation Fund	1,718,025	15,325
Victory Integrity Mid-Cap Value Fund Class R6	180,947	3,872
Victory RS International Fund Class R6	871,922	8,327
Victory Sophus Emerging Markets Fund Class R6	112,209	2,105
Victory Trivalent International Core Equity Fund Class R6	918,026	6,059
Total Affiliated Mutual Funds (Cost $87,084)		79,713
Total Investments (Cost $119,262) — 98.4%		112,342
Other assets in excess of liabilities — 1.6%		1,791
NET ASSETS — 100.00%		$114,133

At June 30, 2022, the Fund's investments in foreign securities were 27.5% of net assets

ETF — Exchange-Traded Fund

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
Assets:
Affiliated investments, at value (Cost $710,558, $1,184,323, and $1,356,025)	$687,345		$1,147,842		$1,319,211
Unaffiliated investments, at value (Cost $280, $111 and $45)	280	(a)	111	(b)	45	(c)
Cash	1,825		4,830		12,254
Receivables:
Interest	1		—	(d)	—	(d)
Capital shares issued	139		162		137
From Adviser	—		—		10
Prepaid expenses	22		33		32
Total Assets	689,612		1,152,978		1,331,689
Liabilities:
Payables:
Collateral received on loaned securities	280		111		45
Capital shares redeemed	311		622		301
Accrued expenses and other payables:
Custodian fees	2		4		5
Compliance fees	—	(d)	1		1
Trustees' fees	—	(d)	—	(d)	—	(d)
Other accrued expenses	15		24		28
Total Liabilities	608		762		380
Net Assets:
Capital	689,262		1,112,243		1,268,424
Total accumulated earnings/(loss)	(258)		39,973		62,885
Net Assets	$689,004		$1,152,216		$1,331,309
Shares (unlimited number of shares authorized with no par value):	66,730		99,451		114,629
Net asset value, offering and redemption price per share: (e)	$10.33		$11.59		$11.61

(a)  Includes $272 thousand of securities on loan.

(b)  Includes $107 thousand of securities on loan.

(c)  Includes $44 thousand of securities on loan.

(d)  Rounds to less than $1 thousand.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
Assets:
Affiliated investments, at value (Cost $810,838 and $119,262)	$787,084		$112,342
Unaffiliated investments, at value (Cost $74 and $—)	74	(a)	—
Cash	11,558		1,833
Receivables:
Interest	—	(b)	—	(b)
Capital shares issued	92		11
From Adviser	—		9
Prepaid expenses	27		15
Total Assets	798,835		114,210
Liabilities:
Payables:
Collateral received on loaned securities	74		—
Capital shares redeemed	111		50
Accrued expenses and other payables:
Custodian fees	3		1
Compliance fees	—	(b)	—	(b)
Trustees' fees	—	(b)	1
Other accrued expenses	28		25
Total Liabilities	216		77
Net Assets:
Capital	758,894		112,052
Total accumulated earnings/(loss)	39,725		2,081
Net Assets	$798,619		$114,133
Shares (unlimited number of shares authorized with no par value):	67,131		9,630
Net asset value, offering and redemption price per share: (c)	$11.90		$11.85

(a)  Includes $72 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Target Retirement Income Fund	USAA Target Retirement 2030 Fund	USAA Target Retirement 2040 Fund
Investment Income:
Income distributions from affiliated funds	$6,327	$8,328	$7,778
Interest	— (a)	7	11
Securities lending (net of fees)	3	— (a)	2
Total Income	6,330	8,335	7,791
Expenses:
Sub-Administration fees	9	9	9
Custodian fees	7	11	13
Transfer agent fees	15	25	30
Trustees' fees	23	23	23
Compliance fees	3	5	6
Printing fees	9	14	18
Legal and audit fees	29	25	25
State registration and filing fees	21	18	18
Other expenses	13	19	22
Recoupment of prior expenses waived/ reimbursed by Adviser	—	1	—
Total Expenses	129	150	164
Expenses waived/reimbursed by Adviser	—	—	(16)
Net Expenses	129	150	148
Net Investment Income (Loss)	6,201	8,185	7,643
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	3,692	9,404	10,756
Net change in unrealized appreciation/ depreciation on affiliated funds	(95,626)	(217,662)	(292,382)
Net realized/unrealized gains (losses) on investments	(91,934)	(208,258)	(281,626)
Change in net assets resulting from operations	$(85,733)	$(200,073)	$(273,983)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Target Retirement 2050 Fund	USAA Target Retirement 2060 Fund
Investment Income:
Income distributions from affiliated funds	$3,804	$503
Interest	7	1
Securities lending (net of fees)	2	1
Total Income	3,813	505
Expenses:
Sub-Administration fees	9	9
Custodian fees	9	4
Transfer agent fees	18	3
Trustees' fees	23	23
Compliance fees	3	— (a)
Printing fees	14	5
Legal and audit fees	25	25
State registration and filing fees	15	12
Other expenses	16	7
Total Expenses	132	88
Expenses waived/reimbursed by Adviser	—	(25)
Net Expenses	132	63
Net Investment Income (Loss)	3,681	442
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	5,644	364
Net change in unrealized appreciation/depreciation on affiliated funds	(186,088)	(25,962)
Net realized/unrealized gains (losses) on investments	(180,444)	(25,598)
Change in net assets resulting from operations	$(176,763)	$(25,156)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$6,201	$25,732	$8,185	$51,944	$7,643	$67,012
Net realized gains (losses)	3,692	42,645	9,404	94,192	10,756	120,413
Net change in unrealized appreciation/depreciation	(95,626)	(16,329)	(217,662)	11,103	(292,382)	46,214
Change in net assets resulting from operations	(85,733)	52,048	(200,073)	157,239	(273,983)	233,639
Change in net assets resulting from distributions to shareholders	(6,060)	(52,029)	—	(100,538)	—	(120,954)
Change in net assets resulting from capital transactions	(26,839)	(19,630)	(35,233)	120	(38,960)	247
Change in net assets	(118,632)	(19,611)	(235,306)	56,821	(312,943)	112,932
Net Assets:
Beginning of period	807,636	827,247	1,387,522	1,330,701	1,644,252	1,531,320
End of period	$689,004	$807,636	$1,152,216	$1,387,522	$1,331,309	$1,644,252
Capital Transactions:
Proceeds from shares issued	$27,463	$82,627	$51,705	$133,480	$61,448	$163,473
Distributions reinvested	6,024	51,747	—	100,394	—	120,782
Cost of shares redeemed	(60,326)	(154,004)	(86,938)	(233,754)	(100,408)	(284,008)
Change in net assets resulting from capital transactions	$(26,839)	$(19,630)	$(35,233)	$120	$(38,960)	$247
Share Transactions:
Issued	2,477	6,852	4,061	9,600	4,726	11,582
Reinvested	564	4,396	—	7,376	—	8,638
Redeemed	(5,450)	(12,778)	(6,881)	(16,842)	(7,740)	(20,168)
Change in Shares	(2,409)	(1,530)	(2,820)	134	(3,014)	52

See notes to financial statements.

16

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$3,681	$41,965	$442	$5,766
Net realized gains (losses)	5,644	78,287	364	10,443
Net change in unrealized appreciation/depreciation	(186,088)	33,126	(25,962)	4,736
Change in net assets resulting from operations	(176,763)	153,378	(25,156)	20,945
Change in net assets resulting from distributions to shareholders	—	(75,540)	—	(9,243)
Change in net assets resulting from capital transactions	(10,695)	14,305	1,239	5,341
Change in net assets	(187,458)	92,143	(23,917)	17,043
Net Assets:
Beginning of period	986,077	893,934	138,050	121,007
End of period	$798,619	$986,077	$114,133	$138,050
Capital Transactions:
Proceeds from shares issued	$49,208	$117,938	$10,352	$22,008
Distributions reinvested	—	75,478	—	9,235
Cost of shares redeemed	(59,903)	(179,111)	(9,113)	(25,902)
Change in net assets resulting from capital transactions	$(10,695)	$14,305	$1,239	$5,341
Share Transactions:
Issued	3,671	8,090	769	1,531
Reinvested	—	5,206	—	640
Redeemed	(4,482)	(12,331)	(685)	(1,814)
Change in Shares	(811)	965	84	357

See notes to financial statements.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Target Retirement Income Fund
Six Months Ended June 30, 2022 (Unaudited)	$11.68	0.09	(f)	(1.35)	(1.26)	(0.09)	—
Year Ended December 31: 2021	$11.71	0.38	(f)	0.37	0.75	(0.38)	(0.40)
2020	$11.22	0.38	(f)	0.58	0.96	(0.30)	(0.17)
2019	$10.69	0.31	(f)	0.93	1.24	(0.31)	(0.40)
2018	$11.69	0.29		(0.64)	(0.35)	(0.29)	(0.36)
2017	$11.41	0.28		0.70	0.98	(0.28)	(0.42)
USAA Target Retirement 2030 Fund
Six Months Ended June 30, 2022 (Unaudited)	$13.57	0.08	(f)	(2.06)	(1.98)	—	—
Year Ended December 31: 2021	$13.03	0.53	(f)	1.05	1.58	(0.59)	(0.45)
2020	$12.47	0.29	(f)	0.86	1.15	(0.25)	(0.34)
2019	$11.87	0.33	(f)	1.70	2.03	(0.31)	(1.12)
2018	$13.84	0.30		(1.25)	(0.95)	(0.30)	(0.72)
2017	$12.89	0.30		1.77	2.07	(0.32)	(0.80)
USAA Target Retirement 2040 Fund
Six Months Ended June 30, 2022 (Unaudited)	$13.98	0.07	(f)	(2.44)	(2.37)	—	—
Year Ended December 31: 2021	$13.02	0.60	(f)	1.45	2.05	(0.67)	(0.42)
2020	$12.58	0.28	(f)	0.88	1.16	(0.22)	(0.50)
2019	$11.87	0.32	(f)	1.99	2.31	(0.29)	(1.31)
2018	$14.25	0.27		(1.46)	(1.19)	(0.28)	(0.91)
2017	$12.82	0.29		2.07	2.36	(0.29)	(0.64)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement Income Fund
Six Months Ended June 30, 2022 (Unaudited)	(0.09)	$10.33	(10.81)%	0.03%	1.67%	0.03%	$689,004	6%
Year Ended December 31: 2021	(0.78)	$11.68	6.48%	0.03%	3.13%	0.03%	$807,636	16%
2020	(0.47)	$11.71	8.73%	0.06%	3.40%	0.06%	$827,247	15	%(g)
2019	(0.71)	$11.22	11.72%	0.07%	2.75%	0.07%	$337,633	16%
2018	(0.65)	$10.69	(3.01)%	0.07%	2.53%	0.07%	$318,796	29%
2017	(0.70)	$11.69	8.66%	0.07%	2.44%	0.07%	$349,866	41%
USAA Target Retirement 2030 Fund
Six Months Ended June 30, 2022 (Unaudited)	—	$11.59	(14.59)%	0.02%	1.30%	0.02%	$1,152,216	6%
Year Ended December 31: 2021	(1.04)	$13.57	12.24%	0.02%	3.79%	0.02%	$1,387,522	18%
2020	(0.59)	$13.03	9.25%	0.02%	2.41%	0.02%	$1,330,701	19%
2019	(1.43)	$12.47	17.13%	0.03%	2.53%	0.03%	$1,368,343	24%
2018	(1.02)	$11.87	(6.99)%	0.03%	2.25%	0.03%	$1,183,564	36%
2017	(1.12)	$13.84	16.12%	0.03%	2.29%	0.03%	$1,286,393	32%
USAA Target Retirement 2040 Fund
Six Months Ended June 30, 2022 (Unaudited)	—	$11.61	(16.95)%	0.02%	1.03%	0.02%	$1,331,309	6%
Year Ended December 31: 2021	(1.09)	$13.98	15.88%	0.02%	4.18%	0.02%	$1,644,252	16%
2020	(0.72)	$13.02	9.22%	0.02%	2.30%	0.02%	$1,531,320	20%
2019	(1.60)	$12.58	19.57%	0.02%	2.41%	0.02%	$1,551,552	29%
2018	(1.19)	$11.87	(8.53)%	0.02%	2.08%	0.02%	$1,310,328	35%
2017	(0.93)	$14.25	18.46%	0.03%	2.15%	0.03%	$1,424,068	32%

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund's acquisition of USAA Target Retirement 2020 Fund.

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Target Retirement 2050 Fund
Six Months Ended June 30, 2022 (Unaudited)	$14.51	0.05	(f)	(2.66)	(2.61)	—	—
Year Ended December 31: 2021	$13.35	0.65	(f)	1.69	2.34	(0.69)	(0.49)
2020	$12.84	0.28	(f)	1.07	1.35	(0.24)	(0.60)
2019	$11.95	0.31	(f)	2.09	2.40	(0.28)	(1.23)
2018	$14.45	0.26		(1.54)	(1.28)	(0.26)	(0.96)
2017	$12.78	0.27		2.20	2.47	(0.28)	(0.52)
USAA Target Retirement 2060 Fund
Six Months Ended June 30, 2022 (Unaudited)	$14.46	0.05	(f)	(2.66)	(2.61)	—	—
Year Ended December 31: 2021	$13.17	0.64	(f)	1.67	2.31	(0.69)	(0.33)
2020	$12.53	0.26	(f)	1.01	1.27	(0.20)	(0.43)
2019	$11.05	0.28	(f)	1.94	2.22	(0.27)	(0.47)
2018	$12.74	0.23		(1.39)	(1.16)	(0.23)	(0.30)
2017	$11.07	0.22		1.93	2.15	(0.22)	(0.26)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement 2050 Fund
Six Months Ended June 30, 2022 (Unaudited)	—	$11.90	(17.99)%	0.03%	0.83%	0.03%	$798,619	6%
Year Ended December 31: 2021	(1.18)	$14.51	17.71%	0.03%	4.43%	0.03%	$986,077	17%
2020	(0.84)	$13.35	10.52%	0.03%	2.26%	0.03%	$893,934	21%
2019	(1.51)	$12.84	20.16%	0.04%	2.32%	0.04%	$893,030	30%
2018	(1.22)	$11.95	(9.02)%	0.04%	1.96%	0.04%	$741,449	36%
2017	(0.80)	$14.45	19.39%	0.04%	2.00%	0.04%	$804,921	30%
USAA Target Retirement 2060 Fund
Six Months Ended June 30, 2022 (Unaudited)	—	$11.85	(18.05)%	0.10%	0.70%	0.14%	$114,133	3%
Year Ended December 31: 2021	(1.02)	$14.46	17.69%	0.10%	4.41%	0.13%	$138,050	18%
2020	(0.63)	$13.17	10.17%	0.10%	2.17%	0.16%	$121,007	28%
2019	(0.74)	$12.53	20.09%	0.10%	2.30%	0.22%	$116,493	29%
2018	(0.53)	$11.05	(9.18)%	0.10%	2.00%	0.23%	$87,403	36%
2017	(0.48)	$12.74	19.51%	0.10%	1.95%	0.29%	$77,599	37%

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
USAA Target Retirement Income Fund	Target Income Fund
USAA Target Retirement 2030 Fund	Target 2030 Fund
USAA Target Retirement 2040 Fund	Target 2040 Fund
USAA Target Retirement 2050 Fund	Target 2050 Fund
USAA Target Retirement 2060 Fund	Target 2060 Fund

Each Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Funds' Adviser, Victory Capital Management Inc. ("VCM"), an affiliate of the Fund.

Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission ("SEC") that permit funds, subject to certain conditions, to invest in one or more Exchange-Traded Funds ("ETFs") and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day and are typically categorized as Level 1 in the fair value hierarchy.

The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Target Income Fund
Affiliated Exchange-Traded Funds	$136,787	$—	$—	$136,787
Affiliated Mutual Funds	550,558	—	—	550,558
Collateral for Securities Loaned	280	—	—	280
Total	$687,625	$—	$—	$687,625
Target 2030 Fund
Affiliated Exchange-Traded Funds	$295,051	$—	$—	$295,051
Affiliated Mutual Funds	852,791	—	—	852,791
Collateral for Securities Loaned	111	—	—	111
Total	$1,147,953	$—	$—	$1,147,953
Target 2040 Fund
Affiliated Exchange-Traded Funds	$369,125	$—	$—	$369,125
Affiliated Mutual Funds	950,086	—	—	950,086
Collateral for Securities Loaned	45	—	—	45
Total	$1,319,256	$—	$—	$1,319,256
Target 2050 Fund
Affiliated Exchange-Traded Funds	$228,593	$—	$—	$228,593
Affiliated Mutual Funds	558,491	—	—	558,491
Collateral for Securities Loaned	74	—	—	74
Total	$787,158	$—	$—	$787,158

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Target 2060 Fund
Affiliated Exchange-Traded Funds	$32,629	$—	$—	$32,629
Affiliated Mutual Funds	79,713	—	—	79,713
Total	$112,342	$—	$—	$112,342

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of ETFs for a variety or purposes, including in connection with pursuing their investment programs to temporarily gain exposure to a portion of the U.S. or a foreign market, and for cash management and other purposes. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022 (amounts in thousands).

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Target Income Fund	$272	$—	$280
Target 2030 Fund	107	—	111
Target 2040 Fund	44	—	45
Target 2050 Fund	72	—	74

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows for the Fund (amounts in thousands):

	Excluding U.S. Government Securities
	Purchases	Sales
Target Income Fund	$46,566	$71,470
Target 2030 Fund	76,582	88,493
Target 2040 Fund	95,016	107,763
Target 2050 Fund	58,353	57,037
Target 2060 Fund	6,244	3,470

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. the Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Funds for these services.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Funds for these services.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Funds' custodian. Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Funds. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) were as follows:

In Effect Until June 30, 2023
Target Income Fund	0.07%
Target 2030 Fund	0.03%
Target 2040 Fund	0.02%
Target 2050 Fund	0.04%
Target 2060 Fund	0.10%

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at June 30, 2022.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
Target 2040 Fund	$1	$—	$—	$16	$17
Target 2060 Fund	54	69	43	25	191

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2021.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Affiliated Funds Risk — The risks of the Funds directly correspond to the risks of the underlying affiliated funds in which the Funds invest. By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Funds varies according to each Fund's asset allocation. For instance, the more a Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

High-Yield/Junk Bond Risk — The Funds may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Debt Securities Risk — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The Funds did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
Target Income Fund	Quarterly	Quarterly
Target 2030 Fund	Annually	Annually
Target 2040 Fund	Annually	Annually
Target 2050 Fund	Annually	Annually
Target 2060 Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Funds had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the year ended June 30, 2022, were as follows (amounts in thousands):

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
Target Income Fund
USAA 500 Index Fund Reward Shares	$3,002	$12,813	$—	$—	$—	$(2,409)	$13,406	$91
USAA Global Managed Volatility Fund Institutional Shares	48,853	—	(1,254)	(98)	—	(8,788)	38,713	—
USAA Government Securities Fund Institutional Shares	229,062	1,921	(23,634)	(1,967)	—	(12,885)	192,497	1,921

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
USAA Growth Fund Institutional Shares	$15,236	$—	$(2,156)	$976	$—	$(5,192)	$8,864	$—
USAA High Income Fund Institutional Shares	34,674	4,690	—	—	—	(6,032)	33,332	926
USAA Income Fund Institutional Shares	20,833	79	(19,768)	2,286	—	(3,430)	—	79
USAA Income Stock Fund Institutional Shares	9,506	42	(5,150)	758	—	(1,359)	3,797	42
USAA Intermediate-Term Bond Fund Institutional Shares	14,271	10,507	—	—	—	(2,195)	22,583	233
USAA Precious Metals and Minerals Fund Institutional Shares	2,645	—	—	—	—	(438)	2,207	—
USAA Short-Term Bond Fund Institutional Shares	123,244	1,166	(7,052)	(76)	—	(5,294)	111,988	1,168
USAA Small Cap Stock Fund Institutional Shares	6,303	3,193	—	—	—	(1,650)	7,846	—
USAA Target Managed Allocation Fund	43,496	—	(2,663)	(11)	—	(7,997)	32,825	—
Victory Integrity Mid-Cap Value Fund Class R6	6,053	1,166	—	—	—	(820)	6,399	—
Victory Market Neutral Income Fund Class I	32,841	528	—	—	—	(764)	32,605	529
Victory RS International Fund Class R6	27,363	2,436	(736)	(121)	—	(5,536)	23,406	—
Victory Sophus Emerging Markets Fund Class R6	3,533	2,687	—	—	—	(1,086)	5,134	—
Victory Trivalent International Core Equity Fund Class R6	16,222	2,342	—	—	—	(3,608)	14,956	—
VictoryShares Dividend Accelerator ETF	11,350	—	(3,799)	941	—	(2,126)	6,366	51
VictoryShares ESG Corporate Bond ETF	44,104	2,996	—	—	—	(7,335)	39,765	354
VictoryShares International Volatility Wtd ETF	8,097	—	—	—	—	(1,498)	6,599	117
VictoryShares Nasdaq Next 50 ETF	5,077	—	—	—	—	(1,624)	3,453	10
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	6,705	—	(742)	182	—	(948)	5,197	49
VictoryShares USAA Core Short-Term Bond ETF	22,770	—	—	—	—	(1,046)	21,724	174
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	21,864	—	—	—	—	(3,216)	18,648	104
VictoryShares USAA MSCI International Value Momentum ETF	22,487	—	(789)	(37)	—	(3,941)	17,720	356

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	$6,388	$—	$—	$—	$—	$(1,147)	$5,241	$33
VictoryShares USAA MSCI USA Value Momentum ETF	18,204	—	(3,727)	859	—	(3,262)	12,074	90
	$804,183	$46,566	$(71,470)	$3,692	$—	$(95,626)	$687,345	$6,327
Target 2030 Fund
USAA 500 Index Fund Reward Shares	$19,595	$49,076	$—	$—	$—	$(12,407)	$56,264	$380
USAA Global Managed Volatility Fund Institutional Shares	150,749	—	(8,397)	(254)	—	(26,310)	115,788	—
USAA Government Securities Fund Institutional Shares	202,603	4,253	—	—	—	(13,473)	193,383	1,772
USAA Growth Fund Institutional Shares	61,543	—	(9,854)	505	—	(17,217)	34,977	—
USAA High Income Fund Institutional Shares	55,362	5,163	(4,661)	152	—	(8,903)	47,113	1,343
USAA Income Fund Institutional Shares	19,232	132	(11,260)	1,478	—	(2,866)	6,716	132
USAA Income Stock Fund Institutional Shares	31,911	176	(13,954)	1,042	—	(3,231)	15,944	176
USAA Intermediate-Term Bond Fund Institutional Shares	48,542	3,253	—	—	—	(6,071)	45,724	612
USAA Precious Metals and Minerals Fund Institutional Shares	4,816	—	—	—	—	(798)	4,018	—
USAA Short-Term Bond Fund Institutional Shares	60,433	603	—	—	—	(2,772)	58,264	603
USAA Small Cap Stock Fund Institutional Shares	24,732	1,152	—	—	—	(5,895)	19,989	—
USAA Target Managed Allocation Fund	133,282	—	(5,905)	(38)	—	(24,911)	102,428	—
Victory Integrity Mid-Cap Value Fund Class R6	35,801	—	(6,479)	1,176	—	(4,886)	25,612	—
Victory Market Neutral Income Fund Class I	22,566	363	—	—	—	(525)	22,404	363
Victory RS International Fund Class R6	67,849	—	(1,332)	(92)	—	(13,832)	52,593	—
Victory Sophus Emerging Markets Fund Class R6	8,400	3,174	—	—	—	(2,221)	9,353	—
Victory Trivalent International Core Equity Fund Class R6	52,648	—	—	—	—	(10,427)	42,221	—
VictoryShares Dividend Accelerator ETF	35,538	—	(7,770)	1,953	—	(5,939)	23,782	183
VictoryShares ESG Corporate Bond ETF	36,753	6,946	—	—	—	(6,691)	37,008	329
VictoryShares International Volatility Wtd ETF	23,623	—	(1,374)	156	—	(4,275)	18,130	322

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
VictoryShares Nasdaq Next 50 ETF	$23,708	$—	$—	$—	$—	$(7,582)	$16,126	$48
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	13,705	—	(2,434)	488	—	(2,069)	9,690	100
VictoryShares USAA Core Short-Term Bond ETF	42,845	—	—	—	—	(1,968)	40,877	328
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	43,138	—	—	—	—	(6,347)	36,791	206
VictoryShares USAA MSCI International Value Momentum ETF	64,472	—	(2,709)	(218)	—	(11,100)	50,445	1,014
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	22,453	2,291	—	—	—	(3,975)	20,769	116
VictoryShares USAA MSCI USA Value Momentum ETF	61,712	—	(12,364)	3,056	—	(10,971)	41,433	301
	$1,368,011	$76,582	$(88,493)	$9,404	$—	$(217,662)	$1,147,842	$8,328
Target 2040 Fund
USAA 500 Index Fund Reward Shares	$48,446	$68,727	$—	$—	$—	$(21,674)	$95,499	$629
USAA Global Managed Volatility Fund Institutional Shares	224,953	—	(5,488)	(188)	—	(40,566)	178,711	—
USAA Government Securities Fund Institutional Shares	101,182	2,940	—	—	—	(6,773)	97,349	891
USAA Growth Fund Institutional Shares	95,737	—	(13,268)	(678)	—	(25,892)	55,899	—
USAA High Income Fund Institutional Shares	50,434	5,148	(2,373)	82	—	(8,342)	44,949	1,270
USAA Income Fund Institutional Shares	8,743	24	(8,419)	1,164	—	(1,512)	—	24
USAA Income Stock Fund Institutional Shares	46,170	280	(20,844)	1,258	—	(4,638)	22,226	280
USAA Intermediate-Term Bond FundInstitutional Shares	38,930	470	—	—	—	(4,654)	34,746	469
USAA Precious Metals and Minerals Fund Institutional Shares	5,355	—	—	—	—	(887)	4,468	—
USAA Short-Term Bond Fund Institutional Shares	22,178	221	—	—	—	(1,017)	21,382	221
USAA Small Cap Stock Fund Institutional Shares	33,348	2,659	—	—	—	(7,982)	28,025	—
USAA Target Managed Allocation Fund	204,213	—	(9,379)	(107)	—	(38,101)	156,626	—
Victory Integrity Mid-Cap Value Fund Class R6	50,790	—	(5,837)	625	—	(6,363)	39,215	—
Victory Market Neutral Income Fund Class I	13,946	224	—	—	—	(324)	13,846	224
Victory RS International Fund Class R6	103,448	—	(1,577)	(116)	—	(21,201)	80,554	—
Victory Sophus Emerging Markets Fund Class R6	13,829	5,178	—	—	—	(3,491)	15,516	—

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
Victory Trivalent International Core Equity Fund Class R6	$76,159	$—	$—	$—	$—	$(15,084)	$61,075	$—
VictoryShares Dividend Accelerator ETF	53,451	—	(10,688)	2,771	—	(8,743)	36,791	285
VictoryShares ESG Corporate Bond ETF	16,649	4,900	—	—	—	(3,269)	18,280	163
VictoryShares International Volatility Wtd ETF	33,348	—	(1,624)	184	—	(6,057)	25,851	459
VictoryShares Nasdaq Next 50 ETF	37,822	1,592	—	—	—	(12,455)	26,959	80
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	22,618	—	(4,398)	950	—	(3,451)	15,719	161
VictoryShares USAA Core Short-Term Bond ETF	25,314	1	—	—	—	(1,163)	24,152	194
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	61,291	—	—	—	—	(9,017)	52,274	292
VictoryShares USAA MSCI International Value Momentum ETF	94,603	—	(3,196)	(282)	—	(16,477)	74,648	1,500
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	30,080	2,652	—	—	—	(5,336)	27,396	156
VictoryShares USAA MSCI USA Value Momentum ETF	100,547	—	(20,672)	5,093	—	(17,913)	67,055	480
	$1,613,584	$95,016	$(107,763)	$10,756	$—	$(292,382)	$1,319,211	$7,778
Target 2050 Fund
USAA 500 Index Fund Reward Shares	$41,487	$43,395	$—	$—	$—	$(16,051)	$68,831	$460
USAA Global Managed Volatility Fund Institutional Shares	148,680	—	(1,491)	(90)	—	(27,203)	119,896	—
USAA Government Securities Fund Institutional Shares	21,845	189	—	—	—	(1,438)	20,596	189
USAA Growth Fund Institutional Shares	61,420	—	(8,443)	(96)	—	(16,969)	35,912	—
USAA High Income Fund Institutional Shares	10,632	264	—	—	—	(1,733)	9,163	264
USAA Income Fund Institutional Shares	3,560	15	(3,366)	(6)	—	(203)	—	15
USAA Income Stock Fund Institutional Shares	31,299	192	(13,686)	949	—	(3,265)	15,489	192
USAA Intermediate-Term Bond Fund Institutional Shares	16,408	198	—	—	—	(1,962)	14,644	198
USAA Precious Metals and Minerals Fund Institutional Shares	3,009	—	—	—	—	(499)	2,510	—
USAA Short-Term Bond Fund Institutional Shares	2,875	29	—	—	—	(132)	2,772	29
USAA Small Cap Stock Fund Institutional Shares	23,821	1,593	—	—	—	(5,692)	19,722	—
USAA Target Managed Allocation Fund	137,247	—	(4,792)	(130)	—	(25,865)	106,460	—

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
Victory Integrity Mid-Cap Value Fund Class R6	$34,873	$—	$(4,433)	$569	$—	$(4,426)	$26,583	$—
Victory Market Neutral Income Fund Class I	6,552	105	—	—	—	(152)	6,505	105
Victory RS International Fund Class R6	71,191	2,001	(1,892)	(168)	—	(14,466)	56,666	—
Victory Sophus Emerging Markets Fund Class R6	10,871	2,832	—	—	—	(2,610)	11,093	—
Victory Trivalent International Core Equity Fund Class R6	51,935	—	—	—	—	(10,286)	41,649	—
VictoryShares Dividend Accelerator ETF	35,850	—	(5,493)	1,354	—	(5,500)	26,211	201
VictoryShares ESG Corporate Bond ETF	7,093	3,063	—	—	—	(1,391)	8,765	71
VictoryShares International Volatility Wtd ETF	21,068	—	—	—	—	(3,897)	17,171	305
VictoryShares Nasdaq Next 50 ETF	23,743	2,888	—	—	—	(8,258)	18,373	55
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	14,902	—	(1,848)	453	—	(2,132)	11,375	107
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	40,331	—	—	—	—	(5,933)	34,398	192
VictoryShares USAA MSCI International Value Momentum ETF	60,755	—	—	—	—	(11,163)	49,592	993
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,568	1,589	—	—	—	(3,295)	16,862	96
VictoryShares USAA MSCI USA Value Momentum ETF	66,197	—	(11,593)	2,809	—	(11,567)	45,846	332
	$966,212	$58,353	$(57,037)	$5,644	$—	$(186,088)	$787,084	$3,804
Target 2060 Fund
USAA 500 Index Fund Reward Shares	$9,517	$2,702	$—	$—	$—	$(2,410)	$9,809	$66
USAA Global Managed Volatility Fund Institutional Shares	20,884	—	—	—	—	(3,861)	17,023	—
USAA Government Securities Fund Institutional Shares	4,822	41	—	—	—	(317)	4,546	42
USAA Growth Fund Institutional Shares	6,822	205	—	—	—	(2,213)	4,814	—
USAA Income Fund Institutional Shares	448	2	(423)	(1)	—	(26)	—	2
USAA Income Stock Fund Institutional Shares	3,372	27	(714)	67	—	(381)	2,371	27
USAA Intermediate-Term Bond Fund Institutional Shares	2,341	28	—	—	—	(280)	2,089	28
USAA Precious Metals and Minerals Fund Institutional Shares	374	—	—	—	—	(62)	312	—

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Dividend Income
USAA Short-Term Bond Fund Institutional Shares	$1	$—	$—	$—	$—	$—	1	$—
USAA Small Cap Stock Fund Institutional Shares	3,341	573	—	—	—	(854)	3,060	—
USAA Target Managed Allocation Fund	19,308	—	(268)	(8)	—	(3,707)	15,325	—
Victory Integrity Mid-Cap Value Fund Class R6	4,804	—	(365)	(24)	—	(543)	3,872	—
Victory RS International Fund Class R6	10,146	582	(268)	(28)	—	(2,105)	8,327	—
Victory Sophus Emerging Markets Fund Class R6	1,753	798	—	—	—	(446)	2,105	—
Victory Trivalent International Core Equity Fund Class R6	7,272	270	—	—	—	(1,483)	6,059	—
VictoryShares Dividend Accelerator ETF	5,000	—	(779)	202	—	(780)	3,643	28
VictoryShares ESG Corporate Bond ETF	665	383	—	—	—	(139)	909	7
VictoryShares International Volatility Wtd ETF	3,413	(1)	—	—	—	(631)	2,781	49
VictoryShares Nasdaq Next 50 ETF	3,354	406	—	—	—	(1,166)	2,594	8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,966	—	(131)	32	—	(267)	1,600	15
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,819	—	—	—	—	(856)	4,963	28
VictoryShares USAA MSCI International Value Momentum ETF	8,725	—	—	—	—	(1,603)	7,122	142
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,837	228	—	—	—	(504)	2,561	15
VictoryShares USAA MSCI USA Value Momentum ETF	8,182	—	(522)	124	—	(1,328)	6,456	46
	$135,166	$6,244	$(3,470)	$364	$—	$(25,962)	$112,342	$503

35

USAA Mutual Funds Trust	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
Target Income Fund	$1,000.00	$891.90	$1,024.65	$0.14	$0.15	0.03%
Target 2030 Fund	1,000.00	854.10	1,024.70	0.09	0.10	0.02
Target 2040 Fund	1,000.00	830.50	1,024.70	0.09	0.10	0.02
Target 2050 Fund	1,000.00	820.10	1,024.65	0.14	0.15	0.03
Target 2060 Fund	1,000.00	819.50	1,024.30	0.45	0.50	0.10

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

36

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 11, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

37

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
www.vcm.com	(800) 235-8396

88219-0822

JUNE 30, 2022

Semi Annual Report

USAA 500 Index Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	29
Proxy Voting and Portfolio Holdings Information	29
Expense Examples	29
Liquidity Risk Management Program	30
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA 500 Index Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index (the "Index"). The Index emphasizes stocks of large U.S. companies.

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (9.0%):
Activision Blizzard, Inc.	204,648	$15,934
Alphabet, Inc. Class A (a)	81,345	177,272
Alphabet, Inc. Class C (a)	87,391	191,163
AT&T, Inc.	1,977,878	41,456
Charter Communications, Inc. Class A (a)	35,146	16,467
Comcast Corp. Class A	1,207,668	47,389
DISH Network Corp. Class A (a)	61,653	1,105
Electronic Arts, Inc.	73,259	8,912
Endeavor Group Holdings, Inc. Class A (a)	6,003	123
Live Nation Entertainment, Inc. (a)	42,448	3,505
Match Group, Inc. (a)	78,072	5,441
Meta Platforms, Inc. Class A (a)	607,749	98,000
Netflix, Inc. (a)	121,451	21,238
Omnicom Group, Inc.	56,241	3,578
Paramount Global Class A	2,723	74
Paramount Global Class B	141,455	3,491
Pinterest, Inc. Class A (a)	26,963	490
ROBLOX Corp. Class A (a)	58,555	1,924
Roku, Inc. (a) (b)	5,931	487
Sirius XM Holdings, Inc. (c)	217,493	1,333
Snap, Inc. Class A (a)	341,637	4,486
Take-Two Interactive Software, Inc. (a)	44,280	5,426
The Interpublic Group of Cos., Inc.	97,312	2,679
The Walt Disney Co. (a)	450,055	42,485
T-Mobile U.S., Inc. (a)	185,929	25,015
Twitter, Inc. (a)	200,015	7,479
Verizon Communications, Inc.	1,135,846	57,644
Warner Music Group Corp. Class A	22,459	547
ZoomInfo Technologies, Inc. (a)	75,050	2,495
		787,638
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	76,201	7,143
Cisco Systems, Inc.	1,147,709	48,939
Motorola Solutions, Inc.	42,815	8,974
Ubiquiti, Inc.	1,230	305
		65,361
Consumer Discretionary (10.6%):
Airbnb, Inc. Class A (a)	16,898	1,505
Amazon.com, Inc. (a)	2,663,677	282,909
AutoZone, Inc. (a)	4,849	10,421
Bath & Body Works, Inc.	57,208	1,540
Best Buy Co., Inc.	54,957	3,583
Booking Holdings, Inc. (a)	11,223	19,629
Burlington Stores, Inc. (a)	16,717	2,277
Caesars Entertainment, Inc. (a)	49,873	1,910
CarMax, Inc. (a)	43,886	3,971

See notes to financial statements.

3

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Carnival Corp. (a) (c)	247,529	$2,141
Carvana Co. (a) (c)	3,018	68
Chewy, Inc. Class A (a) (c)	14,678	510
Chipotle Mexican Grill, Inc. (a)	7,481	9,780
D.R. Horton, Inc.	90,092	5,963
Darden Restaurants, Inc.	27,206	3,078
Dollar General Corp.	56,113	13,772
Dollar Tree, Inc. (a)	59,428	9,262
Domino's Pizza, Inc.	9,854	3,840
DoorDash, Inc. Class A (a)	10,211	655
DraftKings, Inc. (a) (c)	205,002	2,392
eBay, Inc.	153,044	6,377
Etsy, Inc. (a) (b)	34,751	2,544
Expedia Group, Inc. (a)	44,317	4,203
Ford Motor Co.	1,076,049	11,976
General Motors Co. (a)	373,139	11,851
Genuine Parts Co.	38,708	5,148
Hilton Worldwide Holdings, Inc.	70,422	7,848
Las Vegas Sands Corp. (a) (b)	95,554	3,210
Lennar Corp. Class A	66,939	4,724
Lennar Corp. Class B	4,182	245
Lowe's Cos., Inc.	171,002	29,869
Lucid Group, Inc. (a) (c)	184,315	3,163
Marriott International, Inc. Class A	84,714	11,522
McDonald's Corp.	187,130	46,199
MGM Resorts International	105,319	3,049
NIKE, Inc. Class B	352,916	36,068
NVR, Inc. (a)	842	3,371
O'Reilly Automotive, Inc. (a)	18,159	11,472
Pool Corp.	10,955	3,848
Rivian Automotive, Inc. Class A (a)	44,545	1,147
Ross Stores, Inc.	86,863	6,100
Royal Caribbean Cruises Ltd. (a)	52,644	1,838
Starbucks Corp.	310,193	23,696
Target Corp. (b)	126,761	17,902
Tesla, Inc. (a)	253,084	170,432
The Home Depot, Inc.	283,947	77,878
The TJX Cos., Inc.	323,698	18,079
Tractor Supply Co.	30,585	5,929
Ulta Beauty, Inc. (a)	14,166	5,461
VF Corp.	83,570	3,691
Wayfair, Inc. Class A (a) (c)	13,119	571
Yum! Brands, Inc.	72,978	8,284
		926,901
Consumer Staples (7.0%):
Altria Group, Inc.	494,953	20,674
Archer-Daniels-Midland Co.	139,099	10,794
Brown-Forman Corp. Class B	72,425	5,081
Bunge Ltd.	36,942	3,350
Church & Dwight Co., Inc.	66,366	6,150

See notes to financial statements.

4

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	224,195	$17,967
Conagra Brands, Inc.	115,833	3,966
Constellation Brands, Inc. Class A	46,385	10,811
Costco Wholesale Corp.	118,587	56,836
General Mills, Inc.	155,870	11,760
Hormel Foods Corp.	84,003	3,978
Kellogg Co.	64,164	4,578
Keurig Dr Pepper, Inc.	251,650	8,906
Kimberly-Clark Corp.	92,106	12,448
McCormick & Co., Inc.	54,573	4,543
Mondelez International, Inc. Class A	374,299	23,240
Monster Beverage Corp. (a)	109,368	10,139
PepsiCo, Inc.	382,006	63,665
Philip Morris International, Inc.	428,255	42,286
Sysco Corp.	137,794	11,673
The Clorox Co.	33,646	4,744
The Coca-Cola Co.	1,147,246	72,173
The Estee Lauder Cos., Inc.	55,153	14,046
The Hershey Co.	38,268	8,234
The J.M. Smucker Co.	29,649	3,795
The Kraft Heinz Co.	206,451	7,874
The Kroger Co.	178,580	8,452
The Procter & Gamble Co.	648,919	93,308
Tyson Foods, Inc. Class A	67,377	5,799
Walgreens Boots Alliance, Inc.	208,498	7,902
Walmart, Inc.	424,299	51,586
		610,758
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	151,084	9,727
CDW Corp.	37,330	5,881
Corning, Inc.	223,523	7,043
Keysight Technologies, Inc. (a)	48,669	6,709
Teledyne Technologies, Inc. (a)	11,852	4,446
Trimble, Inc. (a)	68,382	3,982
Zebra Technologies Corp. (a)	14,356	4,220
		42,008
Energy (4.4%):
Baker Hughes Co.	187,980	5,427
Cheniere Energy, Inc.	70,213	9,340
Chevron Corp.	537,120	77,764
ConocoPhillips	357,353	32,094
Continental Resources, Inc.	3,167	207
Coterra Energy, Inc.	185,132	4,775
Devon Energy Corp.	180,425	9,943
Diamondback Energy, Inc.	48,521	5,878
EOG Resources, Inc.	139,676	15,426
Exxon Mobil Corp.	1,127,084	96,523
Halliburton Co.	230,835	7,239
Hess Corp.	70,606	7,480

See notes to financial statements.

5

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	586,889	$9,836
Marathon Oil Corp.	179,055	4,025
Marathon Petroleum Corp.	146,319	12,029
Occidental Petroleum Corp.	231,671	13,641
ONEOK, Inc.	120,793	6,704
Phillips 66	121,721	9,980
Pioneer Natural Resources Co.	62,626	13,971
Schlumberger NV	390,509	13,965
Targa Resources Corp.	60,999	3,640
The Williams Cos., Inc.	336,510	10,502
Valero Energy Corp.	111,562	11,857
		382,246
Financials (10.8%):
Aflac, Inc.	172,349	9,536
Ally Financial, Inc.	85,493	2,865
American Express Co.	175,204	24,287
American International Group, Inc.	207,347	10,602
Ameriprise Financial, Inc.	30,364	7,217
Apollo Global Management, Inc.	115,274	5,588
Arch Capital Group Ltd. (a)	92,860	4,224
Ares Management Corp. Class A	55,486	3,155
Arthur J. Gallagher & Co.	57,912	9,442
Bank of America Corp.	2,038,498	63,458
Berkshire Hathaway, Inc. Class A (a)	100	40,895
Berkshire Hathaway, Inc. Class B (a)	373,922	102,088
BlackRock, Inc.	41,856	25,492
Blackstone, Inc.	193,595	17,662
Brown & Brown, Inc.	67,313	3,927
Capital One Financial Corp.	107,449	11,195
Cincinnati Financial Corp.	41,525	4,941
Citigroup, Inc.	525,217	24,155
Citizens Financial Group, Inc.	128,234	4,577
CME Group, Inc.	78,395	16,047
Coinbase Global, Inc. Class A (a) (c)	55,354	2,603
Discover Financial Services	71,905	6,801
FactSet Research Systems, Inc.	10,360	3,984
Fifth Third Bancorp	173,589	5,833
First Republic Bank	48,830	7,041
Franklin Resources, Inc.	85,779	1,999
Huntington Bancshares, Inc.	389,243	4,683
Intercontinental Exchange, Inc.	154,237	14,504
JPMorgan Chase & Co.	794,362	89,453
KeyCorp	230,503	3,972
Loews Corp.	52,247	3,096
LPL Financial Holdings, Inc.	20,697	3,818
M&T Bank Corp.	46,960	7,485
Markel Corp. (a)	3,551	4,592
MarketAxess Holdings, Inc.	9,220	2,360
Marsh & McLennan Cos., Inc.	138,668	21,528
MetLife, Inc.	198,657	12,474
See notes to financial statements.

6

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Moody's Corp.	46,681	$12,696
Morgan Stanley	398,330	30,297
MSCI, Inc.	22,413	9,237
Nasdaq, Inc.	31,129	4,748
Northern Trust Corp.	57,571	5,554
Principal Financial Group, Inc.	58,788	3,926
Prudential Financial, Inc.	102,514	9,809
Raymond James Financial, Inc.	53,557	4,788
Regions Financial Corp.	252,747	4,739
Rocket Cos., Inc. Class A (c)	28,624	211
S&P Global, Inc.	92,868	31,302
Signature Bank	14,580	2,613
State Street Corp.	100,358	6,187
SVB Financial Group (a)	16,088	6,355
Synchrony Financial	115,216	3,182
T. Rowe Price Group, Inc.	62,136	7,059
The Allstate Corp.	75,972	9,628
The Bank of New York Mellon Corp.	213,781	8,917
The Carlyle Group, Inc.	71,522	2,264
The Charles Schwab Corp.	491,408	31,047
The Goldman Sachs Group, Inc.	93,888	27,887
The Hartford Financial Services Group Inc.	84,161	5,507
The PNC Financial Services Group, Inc.	113,061	17,838
The Progressive Corp.	161,589	18,788
The Travelers Cos., Inc.	64,900	10,977
Tradeweb Markets, Inc. Class A	12,263	837
Truist Financial Corp.	363,969	17,263
U.S. Bancorp	393,195	18,095
W.R. Berkley Corp.	60,928	4,159
Wells Fargo & Co.	1,036,171	40,587
		944,076
Health Care (14.9%):
Abbott Laboratories	483,748	52,559
AbbVie, Inc.	483,076	73,988
ABIOMED, Inc. (a)	11,396	2,821
Agilent Technologies, Inc.	75,933	9,019
Align Technology, Inc. (a)	21,543	5,099
Alnylam Pharmaceuticals, Inc. (a)	25,297	3,690
AmerisourceBergen Corp.	45,686	6,464
Amgen, Inc.	146,035	35,530
Avantor, Inc. (a)	172,293	5,358
Baxter International, Inc.	131,792	8,465
Becton Dickinson & Co.	77,097	19,007
Biogen, Inc. (a)	35,777	7,296
BioMarin Pharmaceutical, Inc. (a)	41,964	3,478
Bio-Rad Laboratories, Inc. Class A (a)	5,312	2,629
Bio-Techne Corp.	10,725	3,718
Boston Scientific Corp. (a)	390,025	14,536
Bristol-Myers Squibb Co.	588,215	45,293
Cardinal Health, Inc.	70,512	3,686

See notes to financial statements.

7

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Catalent, Inc. (a)	41,174	$4,418
Centene Corp. (a)	147,984	12,521
Charles River Laboratories International, Inc. (a)	13,150	2,814
Cigna Corp.	86,733	22,856
CVS Health Corp.	343,219	31,803
Danaher Corp.	198,760	50,390
Dexcom, Inc. (a)	107,298	7,997
Edwards Lifesciences Corp. (a)	171,777	16,334
Elevance Health, Inc.	66,607	32,143
Eli Lilly & Co.	229,350	74,362
Gilead Sciences, Inc. (b)	310,062	19,165
HCA Healthcare, Inc.	60,153	10,109
Hologic, Inc. (a)	56,569	3,920
Horizon Therapeutics PLC (a)	62,843	5,012
Humana, Inc.	33,843	15,841
IDEXX Laboratories, Inc. (a)	21,499	7,540
Illumina, Inc. (a)	39,748	7,328
Incyte Corp. (a)	60,553	4,600
Insulet Corp. (a)	13,107	2,856
Intuitive Surgical, Inc. (a)	97,084	19,486
IQVIA Holdings, Inc. (a)	52,294	11,347
Johnson & Johnson (b)	704,042	124,974
Laboratory Corp. of America Holdings	25,743	6,033
McKesson Corp.	40,161	13,101
Merck & Co., Inc.	698,655	63,696
Mettler-Toledo International, Inc. (a)	5,804	6,667
Moderna, Inc. (a)	97,168	13,880
Molina Healthcare, Inc. (a)	13,486	3,771
PerkinElmer, Inc.	28,615	4,070
Pfizer, Inc.	1,550,172	81,275
Quest Diagnostics, Inc.	32,084	4,266
Regeneron Pharmaceuticals, Inc. (a)	18,790	11,107
ResMed, Inc.	37,437	7,848
Royalty Pharma PLC Class A	22,955	965
Seagen, Inc. (a)	50,321	8,904
Stryker Corp.	97,877	19,471
Teleflex, Inc.	11,048	2,716
The Cooper Cos., Inc.	12,617	3,951
Thermo Fisher Scientific, Inc.	108,153	58,757
UnitedHealth Group, Inc.	259,197	133,131
Veeva Systems, Inc. Class A (a)	28,821	5,708
Vertex Pharmaceuticals, Inc. (a)	69,916	19,702
Waters Corp. (a)	15,065	4,986
West Pharmaceutical Services, Inc.	18,311	5,537
Zimmer Biomet Holdings, Inc.	54,245	5,699
Zoetis, Inc.	130,025	22,350
		1,298,043
Industrials (7.8%):
3M Co.	157,219	20,346
AMETEK, Inc.	59,766	6,568

See notes to financial statements.

8

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Builders FirstSource, Inc. (a)	42,707	$2,293
Carrier Global Corp.	185,014	6,598
Caterpillar, Inc.	142,707	25,510
Cintas Corp.	25,592	9,559
Copart, Inc. (a)	64,973	7,060
CoStar Group, Inc. (a) (b)	107,164	6,474
CSX Corp.	543,793	15,803
Cummins, Inc.	38,982	7,544
Deere & Co.	81,563	24,426
Delta Air Lines, Inc. (a)	165,929	4,807
Dover Corp.	39,410	4,781
Eaton Corp. PLC	110,235	13,888
Emerson Electric Co.	166,409	13,236
Equifax, Inc.	33,799	6,178
Expeditors International of Washington, Inc.	44,883	4,374
Fastenal Co.	159,028	7,939
FedEx Corp.	65,576	14,867
Fortive Corp.	97,989	5,329
Generac Holdings, Inc. (a)	17,449	3,674
General Dynamics Corp.	67,840	15,010
General Electric Co.	268,880	17,120
Honeywell International, Inc.	184,113	32,001
Howmet Aerospace, Inc.	115,461	3,631
IDEX Corp.	20,999	3,814
Illinois Tool Works, Inc.	76,988	14,031
Ingersoll Rand, Inc. (b)	94,442	3,974
J.B. Hunt Transport Services, Inc.	22,855	3,599
Jacobs Engineering Group, Inc.	33,293	4,232
Johnson Controls International PLC	192,199	9,202
L3Harris Technologies, Inc.	51,604	12,473
Leidos Holdings, Inc.	34,975	3,522
Lockheed Martin Corp.	69,650	29,947
Norfolk Southern Corp.	65,846	14,966
Northrop Grumman Corp.	41,590	19,904
Old Dominion Freight Line, Inc.	27,361	7,012
Otis Worldwide Corp.	114,350	8,081
PACCAR, Inc.	96,058	7,909
Parker-Hannifin Corp.	35,122	8,642
Plug Power, Inc. (a) (c)	142,905	2,368
Quanta Services, Inc.	39,704	4,976
Raytheon Technologies Corp.	406,561	39,075
Republic Services, Inc. (b)	59,714	7,815
Rockwell Automation, Inc.	32,121	6,402
Rollins, Inc.	78,769	2,751
Roper Technologies, Inc.	27,721	10,940
Southwest Airlines Co. (a)	156,924	5,668
Stanley Black & Decker, Inc.	41,708	4,373
Textron, Inc.	48,789	2,979
The Boeing Co. (a)	163,455	22,347
TransDigm Group, Inc. (a)	13,017	6,986

See notes to financial statements.

9

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TransUnion	49,239	$3,939
Uber Technologies, Inc. (a)	531,095	10,866
Union Pacific Corp.	168,031	35,838
United Airlines Holdings, Inc. (a)	87,418	3,096
United Parcel Service, Inc. Class B	188,040	34,325
United Rentals, Inc. (a)	19,785	4,806
Verisk Analytics, Inc.	43,625	7,551
W.W. Grainger, Inc.	13,524	6,146
Waste Management, Inc.	114,713	17,549
Westinghouse Air Brake Technologies Corp.	50,462	4,142
Xylem, Inc.	46,613	3,644
		678,906
IT Services (4.0%):
Akamai Technologies, Inc. (a)	43,823	4,002
Automatic Data Processing, Inc.	115,415	24,242
Block, Inc. (a) (b)	99,432	6,111
Broadridge Financial Solutions, Inc.	32,046	4,568
Cognizant Technology Solutions Corp. Class A	140,958	9,513
Fidelity National Information Services, Inc.	166,967	15,306
Fiserv, Inc. (a)	163,546	14,551
FleetCor Technologies, Inc. (a)	20,468	4,301
Gartner, Inc. (a)	22,017	5,324
Global Payments, Inc.	76,965	8,515
International Business Machines Corp.	248,492	35,085
Mastercard, Inc. Class A	241,017	76,036
MongoDB, Inc. (a)	14,064	3,650
Okta, Inc. (a)	10,475	947
Paychex, Inc.	88,192	10,042
PayPal Holdings, Inc. (a)	316,574	22,109
Snowflake, Inc. Class A (a)	9,084	1,263
Twilio, Inc. Class A (a)	20,595	1,726
VeriSign, Inc. (a)	26,442	4,425
Visa, Inc. Class A	492,552	96,979
		348,695
Materials (1.9%):
Air Products and Chemicals, Inc.	60,626	14,579
Albemarle Corp.	32,356	6,762
Avery Dennison Corp.	20,912	3,385
Ball Corp.	80,911	5,564
Celanese Corp.	29,923	3,519
CF Industries Holdings, Inc.	47,926	4,109
Corteva, Inc.	199,943	10,825
Crown Holdings, Inc.	33,966	3,131
Dow, Inc.	199,042	10,273
DuPont de Nemours, Inc.	139,016	7,727
Eastman Chemical Co.	30,735	2,759
Ecolab, Inc.	73,936	11,368
FMC Corp.	30,766	3,292
Freeport-McMoRan, Inc.	370,897	10,852

See notes to financial statements.

10

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
International Flavors & Fragrances, Inc.	66,701	$7,945
International Paper Co.	92,696	3,878
Martin Marietta Materials, Inc.	15,961	4,776
Newmont Corp.	216,961	12,946
Nucor Corp.	61,127	6,382
PPG Industries, Inc.	65,253	7,461
Southern Copper Corp.	24,731	1,232
The Mosaic Co.	91,589	4,326
The Sherwin-Williams Co.	69,599	15,584
Vulcan Materials Co.	35,943	5,108
		167,783
Real Estate (3.1%):
Alexandria Real Estate Equities, Inc.	43,669	6,333
American Tower Corp.	126,079	32,225
AvalonBay Communities, Inc.	40,662	7,899
Boston Properties, Inc.	41,473	3,690
Camden Property Trust	30,978	4,166
CBRE Group, Inc. Class A (a)	90,395	6,654
Crown Castle International Corp.	119,637	20,145
Digital Realty Trust, Inc.	82,788	10,748
Duke Realty Corp.	111,807	6,144
Equinix, Inc.	26,471	17,392
Equity Residential	99,518	7,187
Essex Property Trust, Inc.	19,000	4,969
Extra Space Storage, Inc.	39,051	6,643
Healthpeak Properties, Inc.	156,914	4,066
Invitation Homes, Inc.	177,493	6,315
Iron Mountain, Inc.	70,136	3,415
Kimco Realty Corp.	179,728	3,553
Mid-America Apartment Communities, Inc.	33,569	5,864
Prologis, Inc.	215,284	25,328
Public Storage	45,432	14,205
Realty Income Corp.	164,449	11,225
SBA Communications Corp.	31,359	10,036
Simon Property Group, Inc.	88,887	8,437
Sun Communities, Inc.	35,367	5,636
UDR, Inc.	92,597	4,263
Ventas, Inc.	116,239	5,978
VICI Properties, Inc.	263,234	7,842
Welltower, Inc.	132,022	10,872
Weyerhaeuser Co.	190,533	6,311
WP Carey, Inc.	56,095	4,648
		272,189
Semiconductors & Semiconductor Equipment (5.0%):
Advanced Micro Devices, Inc. (a)	447,712	34,237
Analog Devices, Inc.	140,588	20,539
Applied Materials, Inc.	240,348	21,867
Broadcom, Inc.	90,427	43,930
Enphase Energy, Inc. (a)	36,520	7,130

See notes to financial statements.

11

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Entegris, Inc.	33,195	$3,058
GLOBALFOUNDRIES, Inc. (a) (c)	17,014	686
Intel Corp.	1,117,813	41,817
KLA Corp.	39,060	12,463
Lam Research Corp.	38,324	16,332
Marvell Technology, Inc.	212,039	9,230
Microchip Technology, Inc.	151,584	8,804
Micron Technology, Inc.	308,511	17,055
Monolithic Power Systems, Inc.	12,751	4,897
NVIDIA Corp.	684,523	103,767
ON Semiconductor Corp. (a)	109,936	5,531
Qorvo, Inc. (a)	27,443	2,588
QUALCOMM, Inc.	309,432	39,527
Skyworks Solutions, Inc.	43,524	4,032
Teradyne, Inc.	40,999	3,671
Texas Instruments, Inc.	254,766	39,145
		440,306
Software (9.4%):
Adobe, Inc. (a)	130,542	47,786
ANSYS, Inc. (a)	22,769	5,448
AppLovin Corp. Class A (a) (c)	7,640	263
Autodesk, Inc. (a)	58,833	10,117
Bill.com Holdings, Inc. (a)	25,471	2,800
Cadence Design Systems, Inc. (a)	75,384	11,310
Cloudflare, Inc. Class A (a)	11,385	498
Crowdstrike Holdings, Inc. Class A (a)	61,385	10,347
Datadog, Inc. Class A (a)	7,327	698
DocuSign, Inc. (a)	55,229	3,169
Fortinet, Inc. (a)	175,065	9,905
HubSpot, Inc. (a)	12,503	3,759
Intuit, Inc.	73,200	28,214
Microsoft Corp. (b)	2,001,047	513,929
NortonLifeLock, Inc.	143,390	3,149
Oracle Corp.	442,293	30,903
Palantir Technologies, Inc. Class A (a)	83,297	756
Palo Alto Networks, Inc. (a) (b)	26,658	13,168
Paycom Software, Inc. (a)	15,070	4,222
Qualtrics International, Inc. Class A (a)	15,242	191
Salesforce, Inc. (a)	268,816	44,365
ServiceNow, Inc. (a) (b)	54,217	25,781
Splunk, Inc. (a)	43,463	3,845
SS&C Technologies Holdings, Inc.	65,204	3,786
Synopsys, Inc. (a)	39,148	11,889
The Trade Desk, Inc. Class A (a)	84,807	3,553
Tyler Technologies, Inc. (a)	11,217	3,730
UiPath, Inc. Class A (a)	7,870	143
Unity Software, Inc. (a)	58,534	2,155
VMware, Inc. Class A	48,918	5,576
Workday, Inc. Class A (a)	27,331	3,815
Zendesk, Inc. (a)	31,361	2,323

See notes to financial statements.

12

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	6,959	$751
Zscaler, Inc. (a)	25,439	3,803
		816,147
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	4,471,623	611,360
Dell Technologies, Inc. Class C	60,057	2,775
Hewlett Packard Enterprise Co.	355,419	4,713
HP, Inc.	287,959	9,439
NetApp, Inc.	50,480	3,294
Western Digital Corp. (a)	86,522	3,879
		635,460
Utilities (3.0%):
Alliant Energy Corp.	66,377	3,890
Ameren Corp.	63,833	5,768
American Electric Power Co., Inc. (b)	141,880	13,612
American Water Works Co., Inc.	50,215	7,470
Atmos Energy Corp.	37,598	4,215
Avangrid, Inc.	20,239	933
CenterPoint Energy, Inc.	159,259	4,711
CMS Energy Corp.	73,406	4,955
Consolidated Edison, Inc. (b)	95,823	9,113
Constellation Energy Corp.	84,559	4,842
Dominion Energy, Inc.	229,488	18,315
DTE Energy Co.	48,455	6,142
Duke Energy Corp. (b)	212,707	22,804
Edison International	97,557	6,170
Entergy Corp.	52,048	5,863
Evergy, Inc. (b)	63,400	4,137
Eversource Energy (b)	93,277	7,879
Exelon Corp.	253,707	11,498
FirstEnergy Corp.	156,076	5,992
NextEra Energy, Inc. (b)	542,749	42,041
PG&E Corp. (a)	450,804	4,499
PPL Corp.	201,174	5,458
Public Service Enterprise Group, Inc.	136,483	8,637
Sempra Energy	74,953	11,263
The AES Corp.	157,324	3,305
The Southern Co. (b)	293,553	20,933
WEC Energy Group, Inc. (b)	85,313	8,586
Xcel Energy, Inc. (b)	148,892	10,536
		263,567
Total Common Stocks (Cost $3,168,889)		8,680,084

See notes to financial statements.

13

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.2%)^
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	9,628,002	$9,628
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	10,000,000	10,000
Total Collateral for Securities Loaned (Cost $19,628)		19,628
Total Investments (Cost $3,188,517) — 99.7%		8,699,712
Other assets in excess of liabilities — 0.3%		29,792
NET ASSETS — 100.00%		$8,729,504

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	245	9/16/22	$47,830,982	$46,421,375	$(1,409,607)
Total unrealized appreciation					$—
Total unrealized depreciation					(1,409,607)
Total net unrealized appreciation (depreciation)					$(1,409,607)

See notes to financial statements.

14

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA 500 Index Fund
Assets:
Investments, at value (Cost $3,188,517)	$8,699,712	(a)
Cash	42,557
Deposit with broker for futures contracts	3,595
Receivables:
Interest and dividends	6,473
Capital shares issued	877
Variation margin on open futures contracts	20
From Adviser	332
Prepaid expenses	124
Total Assets	8,753,690
Liabilities:
Payables:
Collateral received on loaned securities	19,628
Capital shares redeemed	2,617
Variation margin on open futures contracts	365
Accrued expenses and other payables:
Investment advisory fees	740
Administration fees	444
Custodian fees	68
Transfer agent fees	215
Compliance fees	5
Other accrued expenses	104
Total Liabilities	24,186
Net Assets:
Capital	3,163,414
Total accumulated earnings/(loss)	5,566,090
Net Assets	$8,729,504
Net Assets
Member Shares	$3,414,169
Reward Shares	5,315,335
Total	$8,729,504
Shares (unlimited number of shares authorized with no par value):
Member Shares	69,807
Reward Shares	108,607
Total	178,414
Net asset value, offering and redemption price per share: (b)
Member Shares	$48.91
Reward Shares	$48.94

(a)  Includes $18,405 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA 500 Index Fund
Investment Income:
Dividends	$73,735
Interest	16
Securities lending (net of fees)	234
Total Income	73,985
Expenses:
Investment advisory fees	4,939
Administration fees — Member Shares	1,165
Administration fees — Reward Shares	1,798
Sub-Administration fees	12
Custodian fees	213
Transfer agent fees — Member Shares	1,177
Transfer agent fees — Reward Shares	215
Trustees' fees	25
Compliance fees	37
Legal and audit fees	29
State registration and filing fees	106
Other expenses	387
Total Expenses	10,103
Expenses waived/reimbursed by Adviser	(996)
Net Expenses	9,107
Net Investment Income (Loss)	64,878
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	2,724
Net realized gains (losses) from futures contracts	(7,282)
Net change in unrealized appreciation/depreciation on investment securities	(2,377,400)
Net change in unrealized appreciation/depreciation on futures contracts	(2,439)
Net realized/unrealized gains (losses) on investments	(2,384,397)
Change in net assets resulting from operations	$(2,319,519)

See notes to financial statements.

16

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA 500 Index Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$64,878	$113,874
Net realized gains (losses)	(4,558)	466,012
Net change in unrealized appreciation/depreciation	(2,379,839)	1,845,265
Change in net assets resulting from operations	(2,319,519)	2,425,151
Distributions to Shareholders:
Member Shares	(22,949)	(214,272)
Reward Shares	(38,081)	(320,176)
Change in net assets resulting from distributions to shareholders	(61,030)	(534,448)
Change in net assets resulting from capital transactions	61,736	149,584
Change in net assets	(2,318,813)	2,040,287
Net Assets:
Beginning of period	11,048,317	9,008,030
End of period	$8,729,504	$11,048,317
Capital Transactions:
Member Shares
Proceeds from shares issued	$237,831	$613,301
Distributions reinvested	22,786	212,842
Cost of shares redeemed	(319,501)	(1,218,360)
Total Member Shares	$(58,884)	$(392,217)
Reward Shares
Proceeds from shares issued	$339,369	$835,906
Distributions reinvested	36,355	306,440
Cost of shares redeemed	(255,104)	(600,545)
Total Reward Shares	$120,620	$541,801
Change in net assets resulting from capital transactions	$61,736	$149,584
Share Transactions:
Member Shares
Issued	4,201	10,815
Reinvested	431	3,522
Redeemed	(5,695)	(21,347)
Total Member Shares	(1,063)	(7,010)
Reward Shares
Issued	5,901	14,458
Reinvested	687	5,064
Redeemed	(4,583)	(10,476)
Total Reward Shares	2,005	9,046
Change in Shares	942	2,036

See notes to financial statements.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA 500 Index Fund
Member Shares
Six Months Ended June 30, 2022 (Unaudited)	$62.23	0.35	(g)	(13.34)	(12.99)	(0.33)	—
Year Ended December 31: 2021	$51.33	0.63	(g)	13.37	14.00	(0.63)	(2.47)
2020	$43.93	0.65	(g)	8.48	9.13	(0.66)	(1.07)
2019	$35.22	0.71	(g)	10.19	10.90	(0.72)	(1.47)
2018	$38.00	0.68		(2.40)	(1.72)	(0.66)	(0.40)
2017	$31.81	0.59		6.21	6.80	(0.59)	(0.02)
Reward Shares
Six Months Ended June 30, 2022 (Unaudited)	$62.27	0.37	(g)	(13.35)	(12.98)	(0.35)	—
Year Ended December 31: 2021	$51.36	0.68	(g)	13.38	14.06	(0.68)	(2.47)
2020	$43.95	0.70	(g)	8.49	9.19	(0.71)	(1.07)
2019	$35.24	0.75	(g)	10.19	10.94	(0.76)	(1.47)
2018	$38.01	0.71		(2.38)	(1.67)	(0.70)	(0.40)
2017	$31.82	0.61		6.22	6.83	(0.62)	(0.02)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(f)
USAA 500 Index Fund
Member Shares
Six Months Ended June 30, 2022 (Unaudited)	(0.33)	$48.91	(20.91)%	0.24%	1.26%	0.24%	$3,414,169	3%
Year Ended December 31: 2021	(3.10)	$62.23	27.50%	0.24%	1.09%	0.24%	$4,410,258	8%
2020	(1.73)	$51.33	21.22%	0.25%	1.47%	0.25%	$3,997,663	5%
2019	(2.19)	$43.93	31.19%	0.25%	1.73%	0.26%	$3,603,465	13%
2018	(1.06)	$35.22	(4.65)%	0.25%	1.75%	0.26%	$2,957,995	4%
2017	(0.61)	$38.00	21.53%	0.25%	1.71%	0.27%	$3,285,829	3%
Reward Shares
Six Months Ended June 30, 2022 (Unaudited)	(0.35)	$48.94	(20.88)%	0.15%	1.35%	0.18%	$5,315,335	3%
Year Ended December 31: 2021	(3.15)	$62.27	27.62%	0.15%	1.17%	0.18%	$6,638,059	8%
2020	(1.78)	$51.36	21.35%	0.15%	1.58%	0.18%	$5,010,367	5%
2019	(2.23)	$43.95	31.29%	0.15%	1.83%	0.18%	$4,546,094	13%
2018	(1.10)	$35.24	(4.53)%	0.15%	1.85%	0.18%	$3,606,745	4%
2017	(0.64)	$38.01	21.64%	0.15%	1.81%	0.18%	$3,636,257	3%

See notes to financial statements.

19

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA 500 Index Fund (the "Fund"). The Fund offers two classes of shares: Member Shares and Reward Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,680,084	$—	$—	$8,680,084
Collateral for Securities Loaned	19,628	—	—	19,628
Total	$8,699,712	$—	$—	$8,699,712
Other Financial Investments*
Liabilities:
Futures Contracts	$(1,410)	$—	$—	$(1,410)
Total	$(1,410)	$—	$—	$(1,410)

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. There is no collateral received from broker for futures contracts at period end.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022 (amounts in thousands):

Liabilities
Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$1,410

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended June 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(7,282)	$(2,439)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$18,405	$—	$19,628

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$387,064	$333,297

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.4
USAA Target Retirement Income Fund	0.2
USAA Target Retirement 2030 Fund	0.6
USAA Target Retirement 2040 Fund	1.1
USAA Target Retirement 2050 Fund	0.8
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.06% and 0.06%, which is based on the Fund's average daily net assets of the Member Shares and Reward Shares, respectively. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Member Shares and Reward Shares based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) were 0.25% and 0.15% for Member Shares and Reward Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$689	$1,427	$1,849	$996	$4,961

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Large-Capitalization Stock Risk — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund's ability to invest in derivatives.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforwards for the federal income tax purposes.

28

USAA Mutual Funds Trust	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including account maintenance fees, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table below do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
Member Shares	$1,000.00	$790.90	$1,023.60	$1.07	$1.20	0.24%
Reward Shares	1,000.00	791.20	1,024.05	0.67	0.75	0.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 11, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

30

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

28651-0822

JUNE 30, 2022

Semi Annual Report

USAA Global Managed Volatility Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	32
Proxy Voting and Portfolio Holdings Information	32
Expense Examples	32
Liquidity Risk Management Program	33
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Apple, Inc.	4.6%
Microsoft Corp.	3.7%
Alphabet, Inc., Class C	2.8%
Johnson & Johnson	1.9%
Lockheed Martin Corp.	1.5%
UnitedHealth Group, Inc.	1.4%
Philip Morris International, Inc.	1.3%
The Progressive Corp.	1.3%
Amgen, Inc.	1.1%
Colgate-Palmolive Co.	1.1%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (3.0%):
Consumer Discretionary (0.5%):
Wesfarmers Ltd.	81,197	$2,348
Consumer Staples (0.7%):
Coles Group Ltd.	108,537	1,336
Woolworths Group Ltd.	83,361	2,047
		3,383
Energy (0.1%):
Woodside Energy Group Ltd.	23,244	511
Health Care (0.3%):
CSL Ltd.	8,786	1,631
Materials (1.4%):
BHP Group Ltd.	128,636	3,682
Fortescue Metals Group Ltd.	81,622	981
Rio Tinto Ltd.	27,475	1,960
		6,623
		14,496
Belgium (0.2%):
Financials (0.2%):
KBC Group NV	21,171	1,191
Brazil (0.7%):
Energy (0.0%): (a)
Petroleo Brasileiro SA Preference Shares	15,600	83
Financials (0.2%):
BB Seguridade Participacoes SA	173,300	860
Itau Unibanco Holding SA Preference Shares	35,445	153
		1,013
Materials (0.5%):
Vale SA	159,897	2,340
		3,436
Canada (3.7%):
Consumer Discretionary (0.7%):
Dollarama, Inc.	20,710	1,193
Lululemon Athletica, Inc. (b)	5,321	1,451
Magna International, Inc.	10,116	555
		3,199
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.	48,402	1,888
Loblaw Cos. Ltd.	5,237	472
		2,360

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (1.8%):
Manulife Financial Corp.	118,084	$2,048
Power Corp. of Canada	38,954	1,002
Sun Life Financial, Inc.	49,786	2,282
The Toronto-Dominion Bank	49,856	3,270
		8,602
Information Technology (0.7%):
CGI, Inc. (b)	16,304	1,299
Constellation Software, Inc.	1,403	2,083
		3,382
		17,543
China (2.5%):
Communication Services (0.3%):
NetEase, Inc., ADR	8,040	750
Tencent Holdings Ltd.	14,000	634
		1,384
Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd. (b)	119,000	1,698
ANTA Sports Products Ltd.	88,428	1,088
China Meidong Auto Holdings Ltd.	146,000	464
Li Ning Co. Ltd.	13,000	121
Shenzhou International Group Holdings Ltd.	58,800	718
		4,089
Consumer Staples (0.2%):
Nongfu Spring Co., Ltd. Class H (c) (d)	135,400	781
Energy (0.1%):
China Shenhua Energy Co. Ltd. Class H	112,500	323
Financials (0.7%):
China Life Insurance Co. Ltd. Class H	522,000	911
China Merchants Bank Co. Ltd. Class H	29,261	198
China Pacific Insurance Group Co. Ltd. Class H	193,800	476
Ping An Insurance Group Co. of China Ltd.	284,500	1,958
		3,543
Information Technology (0.2%):
Sunny Optical Technology Group Co. Ltd.	52,600	863
Utilities (0.2%):
ENN Energy Holdings Ltd.	57,301	947
		11,930
Denmark (1.3%):
Consumer Discretionary (0.2%):
Pandora A/S	12,146	772
Consumer Staples (0.0%): (a)
Carlsberg AS Class B	1,375	176

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.9%):
Coloplast A/S Class B	9,117	$1,042
Novo Nordisk A/S Class B	27,738	3,076
		4,118
Industrials (0.0%): (a)
AP Moller — Maersk A/S Class B	63	148
Materials (0.2%):
Novozymes A/S B Shares	15,639	941
		6,155
Finland (0.4%):
Energy (0.1%):
Neste Oyj	14,780	657
Industrials (0.3%):
Kone Oyj Class B	25,272	1,208
		1,865
France (1.5%):
Consumer Discretionary (0.6%):
Cie Generale des Etablissements Michelin SCA	28,932	790
Hermes International	757	852
LVMH Moet Hennessy Louis Vuitton SE	2,110	1,293
		2,935
Consumer Staples (0.5%):
L'Oreal SA	7,301	2,534
Energy (0.1%):
TotalEnergies SE	4,802	253
Financials (0.0%): (a)
Credit Agricole SA (d)	10,623	98
Industrials (0.2%):
Cie de Saint-Gobain	4,888	211
Schneider Electric SE	2,498	298
Thales SA	1,468	180
		689
Information Technology (0.1%):
Capgemini SE	1,744	301
Utilities (0.0%): (a)
Veolia Environnement SA (b) (d)	7,331	180
		6,990
Germany (1.3%):
Consumer Discretionary (0.3%):
adidas AG	6,468	1,149
Mercedes-Benz Group AG	3,290	191
		1,340

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Allianz SE Registered Shares	14,068	$2,697
Industrials (0.5%):
Brenntag SE	2,235	146
Deutsche Post AG Registered Shares	57,340	2,165
		2,311
Utilities (0.0%): (a)
RWE AG	2,122	78
		6,426
Hong Kong (0.7%):
Consumer Discretionary (0.0%): (a)
Chow Tai Fook Jewellery Group Ltd.	103,000	195
Financials (0.3%):
Hong Kong Exchanges & Clearing Ltd.	25,000	1,236
Health Care (0.3%):
CSPC Pharmaceutical Group Ltd.	658,000	658
Sino Biopharmaceutical Ltd.	788,000	502
		1,160
Industrials (0.0%): (a)
SITC International Holdings Co. Ltd.	38,000	108
Information Technology (0.1%):
Lenovo Group Ltd.	548,000	515
		3,214
India (0.8%):
Financials (0.5%):
ICICI Bank Ltd.	194,277	1,745
SBI Life Insurance Co. Ltd. (c)	29,704	408
		2,153
Information Technology (0.3%):
HCL Technologies Ltd.	16,887	209
Infosys Ltd.	70,527	1,311
Wipro Ltd.	26,952	143
		1,663
		3,816
Indonesia (0.6%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	3,859,100	1,038
Financials (0.4%):
PT Bank Central Asia Tbk	4,287,400	2,088
		3,126
See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ireland (0.5%):
Information Technology (0.5%):
Accenture PLC Class A	7,701	$2,138
Seagate Technology Holdings PLC	2,211	158
		2,296
Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	7,742	943
Japan (5.3%):
Communication Services (1.8%):
KDDI Corp.	102,300	3,227
Nintendo Co. Ltd.	2,100	903
Nippon Telegraph & Telephone Corp.	71,000	2,040
Softbank Corp.	214,100	2,378
		8,548
Consumer Discretionary (0.5%):
Fast Retailing Co. Ltd.	3,300	1,734
Sony Group Corp.	3,200	261
Suzuki Motor Corp.	2,440	77
Yamaha Motor Co. Ltd. (d)	9,400	172
		2,244
Consumer Staples (0.3%):
Kao Corp. (d)	35,000	1,420
Financials (0.7%):
Tokio Marine Holdings, Inc.	54,800	3,196
Health Care (1.1%):
Astellas Pharma, Inc.	139,927	2,183
Hoya Corp.	13,700	1,173
Olympus Corp.	90,600	1,836
		5,192
Industrials (0.4%):
Hitachi Ltd.	5,173	246
ITOCHU Corp.	14,122	381
Recruit Holdings Co. Ltd.	51,600	1,520
		2,147
Information Technology (0.5%):
FUJIFILM Holdings Corp.	2,900	156
Fujitsu Ltd.	11,300	1,414
Nomura Research Institute Ltd.	23,400	628
Tokyo Electron Ltd.	300	98
		2,296
Utilities (0.0%): (a)
Tokyo Electric Power Co. Holdings, Inc. (b)	43,800	183
		25,226

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (0.9%):
Consumer Discretionary (0.0%): (a)
Kia Corp.	3,696	$221
Financials (0.1%):
KB Financial Group, Inc.	2,859	107
Shinhan Financial Group Co. Ltd.	8,840	253
		360
Information Technology (0.8%):
Samsung Electronics Co. Ltd.	87,822	3,875
		4,456
Mexico (1.0%):
Communication Services (0.6%):
America Movil SAB de CV Class L	2,914,232	2,979
Consumer Staples (0.4%):
Wal-Mart de Mexico SAB de CV	468,900	1,617
Financials (0.0%): (a)
Grupo Financiero Banorte SAB de CV Class O	26,924	150
		4,746
Netherlands (1.4%):
Communication Services (0.2%):
Koninklijke KPN NV	239,868	853
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	89,397	2,327
Industrials (0.4%):
Wolters Kluwer NV	19,663	1,905
Information Technology (0.3%):
ASML Holding NV	3,097	1,463
Materials (0.0%): (a)
LyondellBasell Industries NV Class A	2,410	211
		6,759
Norway (0.6%):
Communication Services (0.0%): (a)
Telenor ASA	6,415	86
Energy (0.6%):
Aker BP ASA	4,244	147
Equinor ASA	80,392	2,802
		2,949
		3,035
Russian Federation (0.0%): (a)
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (e) (f)	240,364	13

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.0%):
X5 Retail Group NV, GDR (e) (f) (g) (h)	18,705	$3
Energy (0.0%):
LUKOIL PJSC (e) (f) (g) (h)	34,009	7
Tatneft PJSC (e) (f)	90,761	6
		13
Financials (0.0%):
Sberbank of Russia PJSC (b) (e) (f) (g) (h)	409,312	2
Materials (0.0%):
MMC Norilsk Nickel PJSC (e) (f)	5,249	19
		50
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd.	11,722	251
South Africa (1.2%):
Communication Services (0.2%):
MTN Group Ltd.	98,821	805
MultiChoice Group	32,661	232
		1,037
Financials (0.6%):
Capitec Bank Holdings Ltd.	17,774	2,179
FirstRand Ltd.	54,746	211
Standard Bank Group Ltd.	20,414	195
		2,585
Materials (0.4%):
Anglo American Platinum Ltd.	10,378	906
Kumba Iron Ore Ltd.	20,288	658
Sibanye Stillwater Ltd.	160,145	398
		1,962
		5,584
Spain (0.8%):
Communication Services (0.0%): (a)
Telefonica SA	45,392	232
Consumer Discretionary (0.4%):
Industria de Diseno Textil SA	78,615	1,786
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	370,830	1,684
		3,702
Sweden (0.5%):
Consumer Discretionary (0.1%):
H & M Hennes & Mauritz AB Class B	53,798	646

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Atlas Copco AB Class A (b)	28,892	$271
Sandvik AB	6,575	107
Volvo AB Class B	9,051	141
		519
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson Class B	164,278	1,227
		2,392
Switzerland (3.8%):
Communication Services (0.1%):
Swisscom AG Registered Shares	751	415
Consumer Staples (1.0%):
Nestle SA Registered Shares	40,472	4,731
Financials (0.0%): (a)
Partners Group Holding AG	301	272
Health Care (1.9%):
Novartis AG Registered Shares	50,992	4,324
Roche Holding AG	14,097	4,713
		9,037
Industrials (0.7%):
Geberit AG Registered Shares	2,803	1,349
Kuehne + Nagel International AG Class R	4,124	980
SGS SA Registered Shares	440	1,009
		3,338
Information Technology (0.0%): (a)
TE Connectivity Ltd.	1,052	119
Materials (0.1%):
Sika AG Registered Shares	1,917	443
		18,355
Taiwan (2.2%):
Communication Services (0.2%):
Chunghwa Telecom Co. Ltd.	272,000	1,117
Consumer Staples (0.2%):
Uni-President Enterprises Corp.	496,730	1,120
Financials (0.2%):
Cathay Financial Holding Co. Ltd.	134,000	230
CTBC Financial Holding Co. Ltd.	712,000	602
		832
Industrials (0.0%): (a)
Evergreen Marine Corp. Ltd.	16,000	46
Information Technology (1.6%):
Delta Electronics, Inc.	142,000	1,059
eMemory Technology, Inc.	17,000	596

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Novatek Microelectronics Corp.	39,000	$397
Realtek Semiconductor Corp.	34,000	416
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	401
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,897	4,569
United Microelectronics Corp.	57,000	76
		7,514
		10,629
United Kingdom (3.4%):
Communication Services (0.0%): (a)
WPP PLC	14,371	145
Consumer Discretionary (0.3%):
InterContinental Hotels Group PLC	12,467	662
Next PLC	9,760	697
Persimmon PLC	6,801	155
		1,514
Consumer Staples (0.9%):
Imperial Brands PLC	79,108	1,771
Unilever PLC	56,174	2,560
		4,331
Energy (0.1%):
Shell PLC	15,450	402
Financials (0.3%):
Aon PLC Class A	4,636	1,250
Health Care (0.7%):
GSK PLC	167,554	3,611
Industrials (0.7%):
Ferguson PLC	2,475	277
Intertek Group PLC	11,935	613
RELX PLC	91,967	2,497
		3,387
Materials (0.4%):
Anglo American PLC	3,649	131
Rio Tinto PLC	28,924	1,729
		1,860
		16,500
United States (60.6%):
Communication Services (5.2%):
Alphabet, Inc. Class C (b)	6,116	13,378
Comcast Corp. Class A	7,896	310
Fox Corp. Class A	5,651	182
Match Group, Inc. (b)	19,854	1,384
Meta Platforms, Inc. Class A (b)	24,245	3,910
Omnicom Group, Inc.	22,126	1,407
Sirius XM Holdings, Inc. (d)	478,014	2,930

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Interpublic Group of Cos., Inc.	29,586	$814
Verizon Communications, Inc.	5,945	302
		24,617
Consumer Discretionary (5.4%):
Amazon.com, Inc. (b)	46,480	4,937
AutoZone, Inc. (b)	516	1,109
Bath & Body Works, Inc.	2,695	73
Best Buy Co., Inc.	15,351	1,001
Booking Holdings, Inc. (b)	466	815
Chipotle Mexican Grill, Inc. (b)	472	617
Domino's Pizza, Inc.	5,843	2,277
eBay, Inc.	30,109	1,255
Lowe's Cos., Inc.	2,342	409
NVR, Inc. (b)	47	188
O'Reilly Automotive, Inc. (b)	1,512	955
Starbucks Corp.	29,721	2,270
Target Corp.	12,347	1,744
The Home Depot, Inc.	6,858	1,881
Tractor Supply Co.	1,115	216
Ulta Beauty, Inc. (b)	2,350	906
Yum! Brands, Inc.	47,250	5,363
		26,016
Consumer Staples (7.0%):
Altria Group, Inc.	95,086	3,972
Colgate-Palmolive Co.	66,941	5,365
Costco Wholesale Corp.	2,722	1,304
General Mills, Inc.	3,401	257
Kimberly-Clark Corp.	13,131	1,775
Philip Morris International, Inc.	63,884	6,308
The Clorox Co.	34,013	4,795
The Hershey Co.	12,494	2,688
The Kroger Co.	18,819	891
The Procter & Gamble Co.	36,550	5,255
Tyson Foods, Inc. Class A	2,267	195
Walmart, Inc.	5,402	657
		33,462
Energy (1.9%):
ConocoPhillips	4,119	370
Coterra Energy, Inc.	70,901	1,829
EOG Resources, Inc.	38,365	4,237
Exxon Mobil Corp.	5,069	434
Halliburton Co.	28,100	881
Schlumberger NV	32,055	1,146
		8,897
Financials (6.5%):
Aflac, Inc.	7,955	440
Ameriprise Financial, Inc.	1,284	305
Capital One Financial Corp.	2,212	231

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Discover Financial Services	27,076	$2,561
Erie Indemnity Co. Class A	4,554	875
FactSet Research Systems, Inc.	4,868	1,872
MarketAxess Holdings, Inc.	3,274	838
MSCI, Inc.	4,025	1,659
Regions Financial Corp.	101,667	1,906
S&P Global, Inc.	9,741	3,283
SEI Investments Co.	83,414	4,506
SVB Financial Group (b)	310	123
Synchrony Financial	37,102	1,025
T. Rowe Price Group, Inc.	45,258	5,142
The Progressive Corp.	53,559	6,227
Wells Fargo & Co.	8,345	327
		31,320
Health Care (10.4%):
AbbVie, Inc.	21,508	3,294
Align Technology, Inc. (b)	2,287	541
AmerisourceBergen Corp.	1,860	263
Amgen, Inc.	22,720	5,528
Biogen, Inc. (b)	11,321	2,309
CVS Health Corp.	3,219	298
Elevance Health, Inc.	932	450
Eli Lilly & Co.	11,667	3,783
Gilead Sciences, Inc.	16,028	991
HCA Healthcare, Inc.	1,239	208
IDEXX Laboratories, Inc. (b)	3,339	1,171
Johnson & Johnson	50,138	8,900
Laboratory Corp. of America Holdings	719	168
McKesson Corp.	5,151	1,680
Merck & Co., Inc.	40,300	3,674
Mettler-Toledo International, Inc. (b)	1,487	1,708
Moderna, Inc. (b)	3,620	517
Molina Healthcare, Inc. (b)	3,229	903
Pfizer, Inc.	10,424	547
Quest Diagnostics, Inc.	1,335	178
UnitedHealth Group, Inc.	12,829	6,589
Veeva Systems, Inc. Class A (b)	14,432	2,858
Waters Corp. (b)	4,547	1,505
Zoetis, Inc.	11,238	1,932
		49,995
Industrials (7.4%):
3M Co.	26,929	3,485
Booz Allen Hamilton Holding Corp.	12,029	1,087
Cintas Corp.	5,789	2,162
Cummins, Inc.	9,971	1,930
Dover Corp.	1,393	169
Emerson Electric Co.	26,478	2,106
Fastenal Co.	46,882	2,340
Huntington Ingalls Industries, Inc.	2,864	624

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	13,625	$2,483
Leidos Holdings, Inc.	1,221	123
Lockheed Martin Corp.	16,669	7,167
Masco Corp.	2,534	128
Northrop Grumman Corp.	913	437
Old Dominion Freight Line, Inc.	8,810	2,258
Otis Worldwide Corp.	31,746	2,244
Robert Half International, Inc.	12,692	951
Rockwell Automation, Inc.	5,401	1,076
Union Pacific Corp.	6,119	1,305
United Parcel Service, Inc. Class B	13,812	2,521
United Rentals, Inc. (b)	450	109
W.W. Grainger, Inc.	1,938	881
		35,586
Information Technology (15.7%):
Adobe, Inc. (b)	7,619	2,789
Advanced Micro Devices, Inc. (b)	10,642	814
Apple, Inc.	160,509	21,945
Applied Materials, Inc.	2,763	251
Autodesk, Inc. (b)	9,047	1,556
Automatic Data Processing, Inc.	1,290	271
Broadcom, Inc.	1,049	510
Cadence Design Systems, Inc. (b)	16,362	2,455
CDW Corp.	9,464	1,491
Cisco Systems, Inc.	58,919	2,512
Fair Isaac Corp. (b)	6,180	2,478
Fortinet, Inc. (b)	24,245	1,372
Gartner, Inc. (b)	408	99
HP, Inc.	28,235	925
Intel Corp.	39,303	1,470
International Business Machines Corp.	2,629	371
KLA Corp.	648	207
Lam Research Corp.	1,053	449
Mastercard, Inc. Class A	6,307	1,990
Microsoft Corp.	69,194	17,771
Motorola Solutions, Inc.	978	205
NetApp, Inc.	7,511	490
NVIDIA Corp.	4,444	674
Oracle Corp.	10,389	726
Parade Technologies Ltd.	25,000	973
QUALCOMM, Inc.	14,171	1,810
Teradyne, Inc.	11,498	1,030
Texas Instruments, Inc.	23,011	3,536
The Western Union Co.	103,967	1,712
VeriSign, Inc. (b)	7,467	1,249
Zebra Technologies Corp. (b)	3,181	935
Zoom Video Communications, Inc. Class A (b)	3,441	371
		75,437

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Celanese Corp.	1,241	$146
CF Industries Holdings, Inc.	1,439	123
International Paper Co.	2,255	94
Nucor Corp.	2,122	222
Steel Dynamics, Inc.	1,155	76
The Sherwin-Williams Co.	10,801	2,419
		3,080
Real Estate (0.3%):
American Tower Corp.	2,198	562
Crown Castle International Corp.	1,138	192
Equinix, Inc.	259	170
Prologis, Inc.	3,420	402
Public Storage	391	122
		1,448
Utilities (0.1%):
Evergy, Inc.	2,544	166
FirstEnergy Corp.	6,996	269
NRG Energy, Inc.	4,521	172
		607
		290,465
Total Common Stocks (Cost $496,716)		475,577
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (i)	3,085,151	3,085
Total Collateral for Securities Loaned (Cost $3,085)		3,085
Total Investments (Cost $499,801) — 99.8%		478,662
Other assets in excess of liabilities — 0.2%		788
NET ASSETS — 100.00%		$479,450

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $1,189 thousands and amounted to 0.2% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At June 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Restricted security that is not registered under the Securities Act of 1933.

(h)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
LUKOIL PJSC, ADR	4/22/2020	$2,312
Sberbank of Russia PJSC	4/22/2020	1,393
X5 Retail Group NV, GDR	11/11/2021	638

(i)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Managed Volatility Fund
Assets:
Investments, at value (Cost $499,801)	$478,662	(a)
Foreign currency, at value (Cost $115)	115
Cash	2,921
Deposit with broker for futures contracts	5
Receivables:
Interest and dividends	606
Capital shares issued	—	(b)
Reclaims	463
From Adviser	69
Prepaid expenses	28
Total Assets	482,869
Liabilities:
Payables:
Collateral received on loaned securities	3,085
Accrued foreign capital gains taxes	2
Accrued expenses and other payables:
Investment advisory fees	242
Administration fees	21
Custodian fees	19
Transfer agent fees	21
Compliance fees	—	(b)
Trustees' fees	—	(b)
Other accrued expenses	29
Total Liabilities	3,419
Net Assets:
Capital	457,265
Total accumulated earnings/(loss)	22,185
Net Assets	$479,450
Net Assets
Fund Shares	$9,370
Institutional Shares	470,080
Total	$479,450
Shares (unlimited number of shares authorized with no par value):
Fund Shares	1,067
Institutional Shares	52,529
Total	53,596
Net asset value, offering and redemption price per share: (c)
Fund Shares	$8.78
Institutional Shares	8.95

(a)  Includes $4,759 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Global Managed Volatility Fund
Investment Income:
Dividends	$7,437
Non-cash dividends	574
Securities lending (net of fees)	51
Foreign tax withholding	(606)
Total Income	7,456
Expenses:
Investment advisory fees	1,593
Administration fees — Fund Shares	8
Administration fees — Institutional Shares	130
Sub-Administration fees	29
Custodian fees	47
Transfer agent fees — Fund Shares	6
Transfer agent fees — Institutional Shares	130
Trustees' fees	23
Compliance fees	2
Legal and audit fees	37
State registration and filing fees	16
Other expenses	41
Total Expenses	2,062
Expenses waived/reimbursed by Adviser	(194)
Net Expenses	1,868
Net Investment Income (Loss)	5,588
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	7,557
Foreign taxes on realized gains	(7)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(122,916)
Net change in accrued foreign taxes on unrealized gains	121
Net realized/unrealized gains (losses) on investments	(115,245)
Change in net assets resulting from operations	$(109,657)

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Managed Volatility Fund
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$5,588	$8,944
Net realized gains (losses)	7,550	94,962
Net change in unrealized appreciation/depreciation	(122,795)	16,818
Change in net assets resulting from operations	(109,657)	120,724
Distributions to Shareholders:
Fund Shares	—	(2,473)
Institutional Shares	—	(119,748)
Change in net assets resulting from distributions to shareholders	—	(122,221)
Change in net assets resulting from capital transactions	(17,240)	(127,774)
Change in net assets	(126,897)	(129,271)
Net Assets:
Beginning of period	606,347	735,618
End of period	$479,450	$606,347
Capital Transactions:
Fund Shares
Proceeds from shares issued	$864	$1,421
Distributions reinvested	—	2,461
Cost of shares redeemed	(1,440)	(1,783)
Total Fund Shares	$(576)	$2,099
Institutional Shares
Proceeds from shares issued	$—	$172
Distributions reinvested	—	119,748
Cost of shares redeemed	(16,664)	(249,793)
Total Institutional Shares	$(16,664)	$(129,873)
Change in net assets resulting from capital transactions	$(17,240)	$(127,774)
Share Transactions:
Fund Shares
Issued	86	117
Reinvested	—	230
Redeemed	(149)	(147)
Total Fund Shares	(63)	200
Institutional Shares
Issued	—	13
Reinvested	—	10,972
Redeemed	(1,583)	(20,743)
Total Institutional Shares	(1,583)	(9,758)
Change in Shares	(1,646)	(9,558)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Managed Volatility Fund
Fund Shares
Six Months Ended June 30, 2022 (Unaudited):	$10.78	0.09	(g)	(2.09)	(2.00)	—	—
Year Ended December 31: 2021	$11.20	0.15	(g)	2.15	2.30	(0.11)	(2.61)
2020	$10.97	0.12	(g)	0.56	0.68	(0.15)	(0.30)
2019	$9.39	0.19	(g)	1.85	2.04	(0.22)	(0.24)
2018	$10.73	0.25		(1.18)	(0.93)	(0.15)	(0.26)
2017	$9.03	0.13	(g)	1.76	1.89	(0.14)	(0.05)
Institutional Shares
Six Months Ended June 30, 2022 (Unaudited):	$10.98	0.10	(g)	(2.13)	(2.03)	—	—
Year Ended December 31: 2021	$11.35	0.18	(g)	2.19	2.37	(0.13)	(2.61)
2020	$11.11	0.14	(g)	0.57	0.71	(0.17)	(0.30)
2019	$9.49	0.21	(g)	1.88	2.09	(0.23)	(0.24)
2018	$10.84	0.16		(1.08)	(0.92)	(0.17)	(0.26)
2017	$9.12	0.18	(g)	1.76	1.94	(0.17)	(0.05)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Per share net investment income (loss) has been calculated using the average daily shares method.

(h)  Prior to May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(f)
USAA Global Managed Volatility Fund
Fund Shares
Six Months Ended June 30, 2022 (Unaudited):	—	$8.78	(18.55)%	0.90%		1.91%	1.10%	$9,370	13%
Year Ended December 31: 2021	(2.72)	$10.78	21.00%	0.90%		1.26%	1.05%	$12,183	40%
2020	(0.45)	$11.20	6.25%	0.90%		1.14%	1.15%	$10,414	86%
2019	(0.46)	$10.97	21.69%	0.90%		1.81%	1.09%	$11,921	53%
2018	(0.41)	$9.39	(8.78)%	0.90%		1.57%	1.18%	$10,229	35%
2017	(0.19)	$10.73	20.95%	0.90%		1.30%	1.09%	$11,284	48%
Institutional Shares
Six Months Ended June 30, 2022 (Unaudited):	—	$8.95	(18.49)%	0.70%		2.11%	0.77%	$470,080	13%
Year Ended December 31: 2021	(2.74)	$10.98	21.34%	0.70%		1.45%	0.77%	$594,164	40%
2020	(0.47)	$11.35	6.44%	0.70%		1.34%	0.74%	$725,204	86%
2019	(0.47)	$11.11	21.97%	0.70%		1.97%	0.75%	$1,005,270	53%
2018	(0.43)	$9.49	(8.61)%	0.70%		1.87%	0.74%	$922,210	35%
2017	(0.22)	$10.84	21.24%	0.72	%(h)	1.79%	0.76%	$824,189	48%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Managed Volatility Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$325,357	$150,170	$50	$475,577
Collateral for Securities Loaned	3,085	—	—	3,085
Total	$328,442	$150,170	$50	$478,662

For the six months ended June 30, 2022, there were no significant changes into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

The Fund did not hold futures contracts as of June 30, 2022

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Options:

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are included on the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are included on the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$4,759	$1,928	$3,085

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$72,412	$86,037

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Target Retirement Income Fund	8.1
USAA Target Retirement 2030 Fund	24.1
USAA Target Retirement 2040 Fund	37.3
USAA Target Retirement 2050 Fund	25.0
USAA Target Retirement 2060 Fund	3.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) were 0.90% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$249	$356	$424	$194	$1,223

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund's ability to invest in derivatives.

Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforwards for the federal income tax purposes.

31

USAA Mutual Funds Trust	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
Fund Shares	$1,000.00	$814.50	$1,020.33	$4.05	$4.51	0.90%
Institutional Shares	1,000.00	815.10	1,021.32	3.15	3.51	0.70

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

32

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 11, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

33

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

88395-0822

JUNE 30, 2022

Semi Annual Report

USAA Extended Market Index Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	65
Statement of Operations	66
Statements of Changes in Net Assets	67
Financial Highlights	68
Notes to Financial Statements	70
Supplemental Information	80
Proxy Voting and Portfolio Holdings Information	80
Expense Example	80
Liquidity Risk Management Program	81
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Extended Market Index Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Wilshire 4500 Completion IndexSM (the "Index").

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (2.9%):
AdTheorent Holding Co., Inc. (a) (b)	4,338	$13
Advantage Solutions, Inc. (a)	16,998	65
Altice USA, Inc. Class A (a)	9,582	89
AMC Entertainment Holdings, Inc. (a) (b)	68,243	925
AMC Networks, Inc. Class A (a)	3,921	114
Angi, Inc. Class A (a)	9,180	42
Arena Group Holdings, Inc. The (a) (b)	552	5
Atn International, Inc.	1,240	58
Ballantyne Strong, Inc. (a)	1,841	4
Bandwidth, Inc. Class A (a)	606	11
Boston Omaha Corp. Class A (a)	2,797	58
Brooklyn ImmunoTherapeutics, Inc. (a) (b)	4,440	2
Bumble, Inc. Class A (a)	12,920	364
BuzzFeed, Inc. (a)	8,181	13
Cable One, Inc.	591	762
Cardlytics, Inc. (a)	4,507	101
Cargurus, Inc. (a)	1,164	25
Cars.com, Inc. (a)	7,420	70
Cinedigm Corp. Class A (a) (b)	23,338	11
Cinemark Holdings, Inc. (a)	13,199	198
Clear Channel Outdoor Holdings, Inc. (a)	63,427	68
Cogent Communications Holdings, Inc. (c)	5,119	311
comScore, Inc. (a)	10,450	21
Consolidated Communications Holdings, Inc. (a)	9,079	64
DallasNews Corp.	641	4
DHI Group, Inc. (a)	6,463	32
Dolphin Entertainment, Inc. (a)	1,178	4
EchoStar Corp. Class A (a)	6,355	123
Emerald Holding, Inc. (a)	2,465	10
Endeavor Group Holdings, Inc. Class A (a)	2,902	60
Entercom Communications Corp. (a)	16,127	15
Entravision Communications Corp. Class A	8,591	39
Eventbrite, Inc. Class A (a)	1,649	17
EverQuote, Inc. Class A (a)	751	7
Frontier Communications Parent, Inc. (a)	32,347	761
Gaia, Inc. (a)	1,140	5
Gannett Co., Inc. (a)	16,475	48
Globalstar, Inc. (a) (b)	101,139	124
Gogo, Inc. (a)	7,397	120
Gray Television, Inc.	9,948	168
Harte-Hanks, Inc. (a)	801	10
Hemisphere Media Group, Inc. (a)	2,442	19
IAC/InterActiveCorp (a)	8,585	652
IDT Corp. Class B (a)	2,988	75
iHeartMedia, Inc. Class A (a)	17,407	137
Innovid Corp. (a)	9,094	15
Iridium Communications, Inc. (a)	13,666	513
John Wiley & Sons, Inc. Class A	4,306	206
KORE Group Holdings, Inc. (a)	4,714	14

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lee Enterprises, Inc. (a)	789	$15
Liberty Media Corp.-Liberty Braves Class A (a)	1,128	28
Liberty Media Corp.-Liberty Braves Class C (a)	4,906	118
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,131	473
Liberty Media Corp.-Liberty SiriusXM Class C (a)	22,603	815
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,526	6
Lions Gate Entertainment Corp. Class A (a) (b)	10,998	102
Lions Gate Entertainment Corp. Class B (a)	14,010	124
LiveOne, Inc. (a)	8,171	7
Loyalty Ventures, Inc. (a)	2,802	10
Madison Square Garden Entertainment Corp. (a)	3,702	195
Madison Square Garden Sports Corp. (a)	2,555	386
Magnite, Inc. (a)	13,343	118
MediaAlpha, Inc. Class A (a)	1,378	14
Mediaco Holding, Inc. (a)	797	2
National CineMedia, Inc.	10,682	10
NerdWallet, Inc. Class A (a)	3,775	30
Nexstar Media Group, Inc. Class A	5,393	878
Nextdoor Holdings, Inc. (a)	10,994	36
NextPlay Technologies, Inc. (a)	10,096	4
Ooma, Inc. (a)	3,206	38
Outbrain, Inc. (a) (b)	5,516	28
Paramount Global Class A	1,317	36
Pinterest, Inc. Class A (a)	13,026	237
PubMatic, Inc. Class A (a)	879	14
QuinStreet, Inc. (a)	5,853	59
Reading International, Inc. Class A (a)	2,696	10
Redbox Entertainment, Inc. (a)	1,660	12
Reservoir Media, Inc. (a)	4,507	29
ROBLOX Corp. Class A (a)	28,285	929
Roku, Inc. (a) (c)	2,867	235
Saga Communications, Inc. Class A	494	12
Salem Media Group, Inc. (a)	1,798	4
Scholastic Corp.	3,688	133
Sciplay Corp. Class A (a)	3,063	43
Shenandoah Telecommunications Co.	5,978	133
Sinclair Broadcast Group, Inc. Class A	7,947	162
Sirius XM Holdings, Inc. (b)	105,053	644
Skillz, Inc. (a) (b)	38,589	48
Snap, Inc. Class A (a)	165,016	2,167
Society Pass, Inc. (a)	2,074	4
Spok Holdings, Inc.	2,354	15
SRAX, Inc. (a)	3,124	10
Starry Group Holdings, Inc. Class A (a) (b)	16,851	69
Super League Gaming, Inc. (a) (b)	3,891	4
TechTarget, Inc. (a)	3,115	205
TEGNA, Inc.	28,175	591
Telephone & Data Systems, Inc.	11,986	189
The EW Scripps Co. Class A (a)	7,607	95
The Marcus Corp. (a) (b)	2,311	34
The New York Times Co. Class A	14,823	414
Townsquare Media, Inc. Class A (a)	1,302	11

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Travelzoo (a)	939	$6
TripAdvisor, Inc. (a)	14,431	257
Troika Media Group, Inc. (a) (b)	5,585	4
TrueCar, Inc. (a)	8,384	22
United States Cellular Corp. (a)	2,045	59
Urban One, Inc. (a)	2,731	12
Urban One, Inc. (a)	1,242	7
Vimeo, Inc. (a)	14,015	84
Warner Music Group Corp. Class A	10,850	264
WideOpenWest, Inc. (a)	7,896	144
World Wrestling Entertainment, Inc. Class A (b)	4,701	294
Yelp, Inc. (a)	8,961	249
Zedge, Inc. Class B (a)	1,378	4
Ziff Davis, Inc. (a)	5,981	446
ZipRecruiter, Inc. (a)	8,602	127
ZoomInfo Technologies, Inc. (a)	36,267	1,205
		19,741
Consumer Discretionary (9.3%):
1-800-Flowers.com, Inc. Class A (a)	3,811	36
1847 Goedeker, Inc. (a)	14,198	17
1stdibs.com, Inc. (a)	1,125	6
2U, Inc. (a)	8,879	93
Abercrombie & Fitch Co. (a)	5,879	99
Academy Sports & Outdoors, Inc.	8,484	302
Accel Entertainment, Inc. (a)	9,312	99
Acushnet Holdings Corp.	3,857	161
Adtalem Global Education, Inc. (a)	3,807	137
Airbnb, Inc. Class A (a)	8,164	727
aka Brands Holding Corp. (a)	1,628	5
Allbirds, Inc. Class A (a) (b)	6,882	27
American Axle & Manufacturing Holdings, Inc. (a)	12,707	96
American Eagle Outfitters, Inc. (b)	16,659	186
American Outdoor Brands, Inc. (a)	1,765	17
American Public Education, Inc. (a)	1,829	30
America's Car-Mart, Inc. (a)	726	73
Aramark	31,384	961
Arcimoto, Inc. (a) (b)	4,088	13
Arhaus, Inc. (a)	2,324	10
Ark Restaurants Corp.	276	5
Asbury Automotive Group, Inc. (a)	2,645	448
Aspen Group, Inc. (a)	3,186	3
Aterian, Inc. (a) (b)	8,357	18
Autoliv, Inc.	10,676	764
AutoNation, Inc. (a)	5,164	577
AYRO, Inc. (a)	4,876	4
Bally's Corp. (a) (b)	5,046	100
Barnes & Noble Education, Inc. (a)	5,412	16
Bassett Furniture Industries, Inc. (b)	1,278	23
BBQ Holdings, Inc. (a)	1,512	16
Beazer Homes USA, Inc. (a)	3,891	47
Bed Bath & Beyond, Inc. (a) (b)	5,162	26
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Big 5 Sporting Goods Corp. (b)	2,950	$33
Big Lots, Inc. (b)	2,489	52
Biglari Holdings, Inc. Class B (a)	290	36
BJ's Restaurants, Inc. (a)	2,274	49
Bloomin' Brands, Inc.	10,593	176
Bluegreen Vacations Holding Corp.	2,060	51
Boot Barn Holdings, Inc. (a)	3,594	248
Bowlero Corp. (a) (b)	5,635	60
Boxed, Inc. (a) (b)	7,159	13
Boyd Gaming Corp.	10,777	536
Bright Horizons Family Solutions, Inc. (a)	6,761	571
Brilliant Earth Group, Inc. (a)	1,205	6
Brinker International, Inc. (a)	4,436	98
Brunswick Corp.	9,789	640
Build-A-Bear Workshop, Inc.	2,050	34
Burlington Stores, Inc. (a)	8,077	1,100
Caleres, Inc.	4,535	119
Callaway Golf Co. (a)	18,681	381
Camping World Holdings, Inc. Class A (b)	4,090	88
CarParts.com, Inc. (a)	7,218	50
Carriage Services, Inc.	1,654	66
Carrols Restaurant Group, Inc.	5,014	10
Carter's, Inc.	4,812	339
Carvana Co. (a) (b)	1,460	33
Cavco Industries, Inc. (a)	903	177
Century Casinos, Inc. (a)	3,938	28
Century Communities, Inc.	3,702	166
Charles & Colvard Ltd. (a)	3,968	5
Chegg, Inc. (a)	15,034	282
Chewy, Inc. Class A (a) (b)	7,092	246
Chico's FAS, Inc. (a)	14,629	73
Choice Hotels International, Inc.	5,094	569
Churchill Downs, Inc.	4,008	768
Chuy's Holdings, Inc. (a)	1,624	32
Citi Trends, Inc. (a)	1,146	27
Clarus Corp.	3,296	63
Columbia Sportswear Co.	5,566	398
Conn's, Inc. (a)	1,105	9
Contextlogic, Inc. Class A (a) (b)	7,464	12
Coursera, Inc. (a)	9,917	141
Cracker Barrel Old Country Store, Inc.	2,941	246
Cricut, Inc. Class A (a) (b)	2,183	13
Crocs, Inc. (a)	6,922	337
Crown Crafts, Inc.	1,332	8
Culp, Inc.	1,615	7
Dana, Inc.	18,123	255
Dave & Buster's Entertainment, Inc. (a)	5,255	172
Deckers Outdoor Corp. (a)	2,938	750
Delta Apparel, Inc. (a)	813	23
Denny's Corp. (a)	8,151	71
Designer Brands, Inc. Class A	7,524	98
Destination XL Group, Inc. (a)	8,406	29

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dick's Sporting Goods, Inc. (b)	9,052	$682
Dillard's, Inc. Class A (b)	1,307	288
Dine Brands Global, Inc.	2,025	132
DoorDash, Inc. Class A (a)	4,934	317
Dorman Products, Inc. (a)	3,139	344
DraftKings, Inc. (a) (b)	99,020	1,156
Dream Finders Homes, Inc. Class A (a)	1,431	15
Drive Shack, Inc. (a)	9,475	13
Duluth Holdings, Inc. Class B (a)	3,130	30
Duolingo, Inc. (a) (b)	660	58
Dutch Bros, Inc. Class A (a) (b)	2,991	95
EBET, Inc. (a) (b)	1,300	3
Educational Development Corp.	944	4
El Pollo Loco Holdings, Inc. (a)	2,376	23
Electric Last Mile Solutions I (a) (b)	9,061	1
Enjoy Technology, Inc. (a)	9,158	2
Envela Corp. (a)	1,099	8
Envirotech Vehicles, Inc. (a)	1,791	9
Escalade, Inc.	1,452	19
Ethan Allen Interiors, Inc.	2,705	55
European Wax Center, Inc. Class A	1,517	27
Everi Holdings, Inc. (a)	11,137	182
EVgo, Inc. (a) (b)	9,673	58
Express, Inc. (a)	8,577	17
F45 Training Holdings, Inc. (a) (b)	4,261	17
Faraday Future Intelligent Electric, Inc. (a) (b)	25,471	66
FAT Brands, Inc. (b)	693	5
Fiesta Restaurant Group, Inc. (a)	1,895	14
First Watch Restaurant Group, Inc. (a)	1,744	25
Five Below, Inc. (a)	6,474	734
Flexsteel Industries, Inc.	634	11
Floor & Decor Holdings, Inc. Class A (a)	12,344	777
Foot Locker, Inc.	9,721	245
Fossil Group, Inc. (a)	4,728	24
Fox Factory Holding Corp. (a)	4,680	377
Franchise Group, Inc.	4,253	149
Frontdoor, Inc. (a)	10,979	264
Full House Resorts, Inc. (a)	4,586	28
Funko, Inc. Class A (a)	1,572	35
GameStop Corp. Class A (a) (b)	8,795	1,076
Genesco, Inc. (a)	1,460	73
Gentex Corp.	30,301	848
Gentherm, Inc. (a)	4,005	250
G-III Apparel Group Ltd. (a)	4,781	97
Global Business Travel Group I (a)	8,245	52
Golden Entertainment, Inc. (a)	2,730	108
GoPro, Inc. Class A (a)	13,688	76
Graham Holdings Co. Class B	550	312
Grand Canyon Education, Inc. (a)	3,679	347
Green Brick Partners, Inc. (a)	6,397	125
Group 1 Automotive, Inc.	1,960	333
Groupon, Inc. (a) (b)	2,779	31

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Guess?, Inc. (b)	3,612	$62
H&R Block, Inc.	20,572	727
Hall of Fame Resort & Entertainment Co. (a)	11,550	7
Hamilton Beach Brands Holding Co. Class A	694	9
Hanesbrands, Inc.	44,095	454
Harbor Custom Development, Inc. (a)	1,641	2
Harley-Davidson, Inc.	17,392	551
Haverty Furniture Cos., Inc. (b)	2,090	48
Hayward Holdings, Inc. (a)	17,182	247
Helen of Troy Ltd. (a)	1,978	321
Hibbett, Inc.	1,241	54
Hilton Grand Vacations, Inc. (a)	15,712	561
Holley, Inc. (a) (b)	5,142	54
Hooker Furniture Corp.	1,310	20
Horizon Global Corp. (a)	2,329	4
Hovnanian Enterprises, Inc. Class A (a)	703	30
Hyatt Hotels Corp. Class A (a)	3,875	286
HyreCar, Inc. (a)	2,850	2
imedia Brands, Inc. (a)	2,708	3
Inspired Entertainment, Inc. (a)	3,552	31
Installed Building Products, Inc.	2,964	246
iRobot Corp. (a)	2,897	106
J. Jill, Inc. (a)	668	12
Jack in the Box, Inc.	2,514	141
JAKKS Pacific, Inc. (a)	810	10
Jerash Holdings US, Inc.	817	4
JOANN, Inc. (b)	1,599	12
Johnson Outdoors, Inc. Class A	930	57
KB Home	10,210	291
Kirkland's, Inc. (a)	1,630	6
Kohl's Corp. (c)	14,633	522
Kontoor Brands, Inc.	6,141	205
Koss Corp. (a)	760	5
Krispy Kreme, Inc. (b)	11,050	150
Kura Sushi USA, Inc. Class A (a)	455	23
Lakeland Industries, Inc. (a)	997	15
Lands' End, Inc. (a)	1,678	18
Latham Group, Inc. (a)	2,185	15
Laureate Education, Inc. Class A	18,418	213
La-Z-Boy, Inc.	5,163	122
Lazydays Holdings, Inc. (a) (b)	1,233	15
LCI Industries	2,858	320
Lear Corp.	7,727	973
Legacy Housing Corp. (a)	1,226	16
Leggett & Platt, Inc.	16,887	584
Lennar Corp. Class B	2,022	119
Leslie's, Inc. (a)	18,750	285
Levi Strauss & Co. Class A	5,600	91
Life Time Group Holdings, Inc. (a)	7,894	102
Lifetime Brands, Inc.	1,994	22
Light & Wonder, Inc. (a)	10,887	512
Lincoln Educational Services Corp. (a)	3,602	23

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Liquidity Services, Inc. (a)	3,250	$44
Lithia Motors, Inc.	3,596	988
LMP Automotive Holdings, Inc. (a)	998	5
Lottery.com, Inc. (a)	5,136	6
Luby S Incorpo (a) (d) (e)	2,351	4
Lucid Group, Inc. (a) (b)	89,028	1,528
Lulu's Fashion Lounge Holdings, Inc. (a)	330	4
Lumber Liquidators Holdings, Inc. (a)	3,014	28
M/I Homes, Inc. (a)	2,823	112
Macy's, Inc.	35,614	652
Malibu Boats, Inc. Class A (a)	2,421	128
Marine Products Corp.	2,112	20
MarineMax, Inc. (a)	2,543	92
Marriott Vacations Worldwide Corp.	5,357	622
MasterCraft Boat Holdings, Inc. (a)	2,055	43
Mattel, Inc. (a)	28,225	630
MDC Holdings, Inc.	5,400	174
Membership Collective Group, Inc. (a) (b)	4,248	28
Meritage Homes Corp. (a)	4,280	310
Mister Car Wash, Inc. (a) (b)	11,890	129
Modine Manufacturing Co. (a)	6,347	67
Monarch Casino & Resort, Inc. (a)	1,434	84
Monro, Inc.	3,490	150
Motorcar Parts of America, Inc. (a)	1,826	24
Movado Group, Inc.	1,750	54
Murphy USA, Inc.	3,061	713
Nathan's Famous, Inc.	378	22
National Vision Holdings, Inc. (a)	9,724	267
Nautilus, Inc. (a) (b)	4,128	7
Nerdy, Inc. (a)	12,059	26
Noodles & Co. (a)	4,315	20
Nordstrom, Inc.	13,884	293
Ollie's Bargain Outlet Holdings, Inc. (a)	4,848	285
OneWater Marine, Inc. (a)	647	21
Overstock.com, Inc. (a)	4,983	125
Oxford Industries, Inc.	1,991	177
Papa John's International, Inc.	3,623	303
Party City Holdco, Inc. (a)	14,856	20
Patrick Industries, Inc.	2,555	132
Peloton Interactive, Inc. Class A (a)	6,157	57
Penske Automotive Group, Inc.	3,946	413
Perdoceo Education Corp. (a)	8,117	96
Petco Health & Wellness Co., Inc. (a) (b)	8,949	132
PetMed Express, Inc. (b) (c)	2,507	50
Planet Fitness, Inc. Class A (a)	10,746	731
PlayAGS, Inc. (a)	3,442	18
Polaris, Inc.	7,356	730
Portillo's, Inc. Class A (a) (b)	2,813	46
Poshmark, Inc. Class A (a)	988	10
Potbelly Corp. (a)	3,366	19
PowerSchool Holdings, Inc. (a)	5,567	67
Purple Innovation, Inc. (a) (b)	3,736	11

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
QuantumScape Corp. (a) (b)	27,211	$234
Quotient Technology, Inc. (a)	11,756	35
Qurate Retail, Inc. Class A	48,297	139
RCI Hospitality Holdings, Inc.	1,087	53
Red Robin Gourmet Burgers, Inc. (a)	1,577	13
Red Rock Resorts, Inc. Class A	8,002	267
Regis Corp. (a) (b)	5,819	6
Remark Holdings, Inc. (a) (b)	13,887	6
Rent the Runway, Inc. Class A (a)	2,392	7
Rent-A-Center, Inc.	5,734	112
Revolve Group, Inc. (a)	1,751	45
RH (a)	2,184	464
Rivian Automotive, Inc. Class A (a)	21,518	554
Rocky Brands, Inc.	844	29
Rover Group, Inc. (a) (b)	9,714	37
RumbleON, Inc. Class B (a)	1,513	22
Ruth's Hospitality Group, Inc.	3,184	52
Sally Beauty Holdings, Inc. (a)	10,523	125
SeaWorld Entertainment, Inc. (a)	5,104	226
Service Corp. International	18,063	1,249
Shake Shack, Inc. Class A (a)	2,251	89
Shoe Carnival, Inc.	2,154	47
Shutterstock, Inc.	2,955	169
Signet Jewelers Ltd.	5,594	299
Six Flags Entertainment Corp. (a)	10,080	219
Skechers USA, Inc. Class A (a)	13,130	467
Skyline Champion Corp. (a)	7,506	356
Sleep Number Corp. (a)	2,376	74
Smith & Wesson Brands, Inc.	5,883	77
Snap One Holdings Corp. (a) (b)	1,814	17
Solid Power, Inc. (a) (b)	17,363	93
Solo Brands, Inc. Class A (a)	1,864	8
Sonder Holdings, Inc. (a) (b)	25,033	26
Sonic Automotive, Inc. Class A	1,836	67
Sonos, Inc. (a)	15,271	275
Sportsman's Warehouse Holdings, Inc. (a)	5,796	56
Standard Motor Products, Inc.	2,639	119
Steven Madden Ltd.	9,649	311
Stitch Fix, Inc. Class A (a)	1,227	6
StoneMor, Inc. (a)	15,981	55
Stoneridge, Inc. (a)	2,918	50
Strategic Education, Inc.	2,316	163
Strattec Strategy Corp. (a)	436	14
Stride, Inc. (a)	5,647	230
Sturm Ruger & Co., Inc. (c)	2,107	134
Superior Group of Cos., Inc.	1,774	31
Superior Industries International, Inc. (a)	2,529	10
Sweetgreen, Inc. Class A (a)	1,848	22
Sypris Solutions, Inc. (a)	1,835	4
Target Hospitality Corp. (a)	4,496	26
Taylor Morrison Home Corp. (a)	13,278	310
Tempur Sealy International, Inc.	19,482	416

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tenneco, Inc. Class A (a)	11,246	$193
Terminix Global Holdings, Inc. (a)	13,998	569
Texas Roadhouse, Inc.	8,620	631
The Aaron's Co., Inc.	3,626	53
The Beachbody Co., Inc. (a) (b)	18,769	23
The Buckle, Inc.	4,154	115
The Cato Corp. Class A	2,540	29
The Cheesecake Factory, Inc.	5,341	141
The Children's Place, Inc. (a)	1,369	53
The Container Store Group, Inc. (a)	4,982	31
The Dixie Group, Inc. (a)	1,745	2
The Gap, Inc.	26,880	221
The Goodyear Tire & Rubber Co. (a)	35,315	378
The Lovesac Co. (a)	1,808	50
The ODP Corp. (a)	5,599	169
The RealReal, Inc. (a)	11,535	29
The Wendy's Co.	27,990	528
Thor Industries, Inc.	5,645	422
ThredUp, Inc. Class A (a)	7,098	18
Tilly's, Inc. Class A	1,674	12
Toll Brothers, Inc.	14,007	625
TopBuild Corp. (a)	3,869	647
Torrid Holdings, Inc. (a) (b)	2,376	10
Traeger, Inc. (a)	4,319	18
Travel + Leisure Co.	10,321	401
TravelCenters of America, Inc. (a)	1,815	63
Tri Pointe Homes, Inc. (a)	12,789	216
Tupperware Brands Corp. (a)	4,639	29
Udemy, Inc. (a)	8,437	86
Under Armour, Inc. Class A (a)	26,328	219
Under Armour, Inc. Class C (a)	29,148	221
Unifi, Inc. (a)	2,053	29
Universal Electronics, Inc. (a)	1,493	38
Universal Technical Institute, Inc. (a)	4,318	31
Urban Outfitters, Inc. (a)	5,780	108
Vail Resorts, Inc.	5,072	1,106
Vera Bradley, Inc. (a)	3,238	14
Victoria's Secret & Co. (a)	10,213	286
Vince Holding Corp. (a)	513	4
Vinco Ventures, Inc. (a) (b)	31,445	43
Vista Outdoor, Inc. (a)	6,798	190
Visteon Corp. (a)	3,279	340
Vivid Seats, Inc. Class A (b)	10,818	81
Volcon, Inc. (a)	1,736	3
Volta, Inc. (a) (b)	15,728	20
VOXX International Corp. (a)	2,158	20
Vroom, Inc. (a) (b)	16,487	21
Warby Parker, Inc. Class A (a) (b)	11,048	124
Wayfair, Inc. Class A (a) (b)	6,339	276
Weber, Inc. Class A (b)	2,425	17
Weyco Group, Inc.	936	23
Williams-Sonoma, Inc.	6,101	677

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wingstop, Inc.	3,318	$248
Winmark Corp.	300	59
Winnebago Industries, Inc.	3,593	174
Wolverine World Wide, Inc.	9,642	194
WW International, Inc. (a)	6,127	39
Wyndham Hotels & Resorts, Inc.	10,999	723
Xometry, Inc. Class A (a) (b)	924	31
Xponential Fitness, Inc. Class A (a)	1,374	17
XpresSpa Group, Inc. (a)	13,130	9
YETI Holdings, Inc. (a)	10,290	445
Zovio, Inc. (a)	4,265	4
Zumiez, Inc. (a)	1,803	47
		63,956
Consumer Staples (3.1%):
22nd Century Group, Inc. (a) (b)	20,341	43
Albertsons Cos., Inc. Class A	41,352	1,105
Alico, Inc.	671	24
Arcadia Biosciences, Inc. (a)	2,963	3
B&G Foods, Inc. (b)	8,323	198
BellRing Brands, Inc. (a)	15,900	396
Better Choice Co., Inc. (a)	3,302	7
Beyond Meat, Inc. (a) (b)	7,768	186
BJ's Wholesale Club Holdings, Inc. (a)	15,003	935
Blue Apron Holdings, Inc. Class A (a) (b)	1,745	6
Bunge Ltd.	17,846	1,618
Calavo Growers, Inc.	1,966	82
Cal-Maine Foods, Inc.	2,821	139
Casey's General Stores, Inc.	4,224	781
Celsius Holdings, Inc. (a)	5,295	346
Central Garden & Pet Co. (a)	989	42
Central Garden & Pet Co. Class A (a)	5,637	226
Coca-Cola Consolidated, Inc.	529	298
Coffee Holding Co., Inc.	756	2
Coty, Inc. Class A (a) (c)	54,226	434
Darling Ingredients, Inc. (a)	20,875	1,248
e.l.f. Beauty, Inc. (a)	5,950	183
Edgewell Personal Care Co.	6,307	218
Energizer Holdings, Inc.	7,808	221
Farmer Brothers Co. (a)	2,049	10
Flowers Foods, Inc.	22,638	596
Fresh Del Monte Produce, Inc.	3,562	105
Freshpet, Inc. (a)	5,845	303
Grocery Outlet Holding Corp. (a)	8,530	364
Grove, Inc. (a)	1,251	5
Herbalife Nutrition Ltd. (a)	11,874	243
HF Foods Group, Inc. Class A (a)	4,596	24
Honest Co., Inc. (a)	7,249	21
Hostess Brands, Inc. (a)	9,714	206
Ingles Markets, Inc. Class A	1,602	139
Ingredion, Inc.	8,560	755
Inter Parfums, Inc.	2,149	157

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
J & J Snack Foods Corp.	1,268	$177
John B Sanfilippo & Son, Inc.	1,022	74
Lancaster Colony Corp.	2,592	334
Landec Corp. (a)	3,646	36
Lifevantage Corp.	1,665	7
Lifeway Foods, Inc. (a)	501	2
Limoneira Co.	1,814	26
Local Bounti Corp. (a) (b)	5,158	16
Mannatech, Inc.	169	3
Medifast, Inc.	1,361	246
MGP Ingredients, Inc.	743	74
Mission Produce, Inc. (a)	6,550	93
National Beverage Corp.	3,804	186
Natural Alternatives International, Inc. (a)	728	8
Natural Grocers by Vitamin Cottage, Inc.	2,104	34
Nature's Sunshine Products, Inc. (a)	2,327	25
NewAge, Inc. (a)	19,594	4
Nu Skin Enterprises, Inc. Class A	6,349	275
Ocean Bio-Chem, Inc.	603	8
Oil-Dri Corp. of America	638	20
Olaplex Holdings, Inc. (a)	19,144	270
Performance Food Group Co. (a)	19,598	901
Pilgrim's Pride Corp. (a)	6,416	200
Post Holdings, Inc. (a)	6,742	555
PriceSmart, Inc.	2,084	149
Reed's, Inc. (a)	12,028	2
Revlon, Inc. Class A (a) (b)	1,151	6
Reynolds Consumer Products, Inc.	7,667	209
Rite Aid Corp. (a) (b)	7,271	49
Sanderson Farms, Inc.	2,824	609
Seaboard Corp.	36	140
Seneca Foods Corp. Class A (a)	773	43
Shineco, Inc. (a)	1,190	2
Sovos Brands, Inc. (a)	5,246	83
SpartanNash Co.	4,267	129
Spectrum Brands Holdings, Inc.	5,214	428
Sprouts Farmers Market, Inc. (a)	12,937	328
The Andersons, Inc.	4,089	135
The Boston Beer Co., Inc. Class A (a)	882	267
The Chefs' Warehouse, Inc. (a)	3,869	150
The Duckhorn Portfolio, Inc. (a)	5,821	123
The Hain Celestial Group, Inc. (a)	10,850	258
The Real Good Food Co., Inc. (a)	798	6
The Simply Good Foods Co. (a)	9,025	341
The Vita Coco Co., Inc. (a) (b)	4,609	45
Thorne HealthTech, Inc. (a)	2,076	10
Tootsie Roll Industries, Inc.	2,619	93
TreeHouse Foods, Inc. (a)	5,353	224
Turning Point Brands, Inc.	2,168	59
U.S. Foods Holding Corp. (a)	26,419	811
United Natural Foods, Inc. (a)	6,549	258
United-Guardian, Inc.	415	6

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Universal Corp.	2,934	$177
USANA Health Sciences, Inc. (a)	1,350	98
Vector Group Ltd.	15,455	162
Veru, Inc. (a) (b)	8,438	95
Village Super Market, Inc. Class A	1,289	29
Vital Farms, Inc. (a)	2,683	23
WD-40 Co.	1,403	283
Weis Markets, Inc. (c)	2,156	161
Willamette Valley Vineyards, Inc. (a)	546	3
Zevia PBC Class A (a)	1,506	4
		21,241
Energy (4.7%):
Adams Resources & Energy, Inc.	351	11
Aemetis, Inc. (a) (b)	4,130	20
Alto Ingredients, Inc. (a)	9,783	36
Amplify Energy Corp. (a)	4,363	29
Amyris, Inc. (a) (b)	32,337	60
Antero Midstream Corp.	39,653	359
Antero Resources Corp. (a)	34,960	1,072
Arch Resources, Inc.	1,763	252
Archaea Energy, Inc. (a)	7,567	118
Archrock, Inc.	16,354	135
Aspen Aerogels, Inc. (a)	3,651	36
BP Prudhoe Bay Royalty Trust	3,008	62
Brigham Minerals, Inc.	2,128	52
Bristow Group, Inc. (a)	2,586	61
Cactus, Inc. Class A	3,306	133
California Resources Corp.	8,181	315
Callon Petroleum Co. (a)	7,714	302
Camber Energy, Inc. (a) (b)	57,614	23
Centennial Resource Development, Inc. Class A (a)	38,833	232
Centrus Energy Corp. Class A (a)	1,040	26
ChampionX Corp.	25,717	511
Cheniere Energy, Inc.	33,916	4,512
Chesapeake Energy Corp.	15,375	1,247
Civitas Resources, Inc.	8,954	468
Clean Energy Fuels Corp. (a)	24,724	111
CNX Resources Corp. (a)	24,387	401
Comstock Resources, Inc. (a)	13,416	162
CONSOL Energy, Inc. (a)	3,767	186
Continental Resources, Inc.	1,531	100
Crescent Energy, Inc. Class A (b)	4,764	59
Cross Timbers Royalty Trust	845	13
CVR Energy, Inc.	4,097	137
Delek U.S. Holdings, Inc. (a)	9,244	239
Denbury, Inc. (a)	5,874	352
DMC Global, Inc. (a)	1,783	32
Dorian LPG Ltd.	4,400	67
Dril-Quip, Inc. (a)	3,541	91
DT Midstream, Inc.	12,367	606
ENGlobal Corp. (a)	3,268	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Enviva, Inc. (b)	4,210	$241
EQT Corp.	45,162	1,554
Equitrans Midstream Corp.	44,987	286
Evolution Petroleum Corp.	4,505	25
Excelerate Energy, Inc. Class A (a) (b)	2,283	45
Exterran Corp. (a)	3,558	15
Forum Energy Technologies, Inc. (a)	718	14
Geospace Technologies Corp. (a)	1,410	7
Gevo, Inc. (a) (b)	31,373	74
Green Plains, Inc. (a)	6,655	181
Gulf Island Fabrication, Inc. (a)	1,775	6
Gulfport Energy Corp. (a)	2,737	218
Hallador Energy Co. (a)	3,461	19
Helix Energy Solutions Group, Inc. (a)	18,109	56
Helmerich & Payne, Inc.	11,389	490
HF Sinclair Corp.	25,087	1,133
HighPeak Energy, Inc.	1,179	30
International Seaways, Inc.	4,885	104
KLX Energy Services Holdings, Inc. (a)	1,497	6
Laredo Petroleum, Inc. (a)	2,141	148
Liberty Oilfield Services, Inc. Class A (a)	11,766	150
Magnolia Oil & Gas Corp. Class A	14,125	297
Mammoth Energy Services, Inc. (a)	5,570	12
Matador Resources Co.	14,272	665
Murphy Oil Corp.	16,589	501
Nabors Industries Ltd. (a)	940	126
NACCO Industries, Inc. Class A	507	19
National Energy Services Reunited Corp. (a)	4,494	30
Natural Gas Services Group, Inc. (a)	1,264	14
NCS Multistage Holdings, Inc. (a)	132	4
New Fortress Energy, Inc.	15,159	600
Newpark Resources, Inc. (a)	11,289	35
Nextdecade Corp. (a)	16,348	73
Nextier Oilfield Solutions, Inc. (a)	26,740	254
Nine Energy Service, Inc. (a)	2,071	6
Northern Oil and Gas, Inc.	7,932	200
NOV, Inc.	46,901	793
Oasis Petroleum, Inc.	2,263	275
Oceaneering International, Inc. (a)	10,987	117
Oil States International, Inc. (a)	6,609	36
Overseas Shipholding Group, Inc. Class A (a)	10,235	21
Ovintiv, Inc.	33,724	1,490
Patterson-UTI Energy, Inc.	24,005	378
PBF Energy, Inc. Class A (a)	13,071	379
PDC Energy, Inc.	12,552	773
Peabody Energy Corp. (a) (c)	19,394	414
Permianville Royalty Trust (b)	3,154	11
PHX Minerals, Inc.	3,218	10
ProFrac Holding Corp. Class A (a) (b)	2,168	40
ProPetro Holding Corp. (a)	8,201	82
Range Resources Corp. (a)	29,563	732
Ranger Energy Services, Inc. (a)	1,528	16

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ranger Oil Corp. (a)	5,651	$186
REX American Resources Corp. (a)	559	47
Riley Exploration Permian, Inc.	798	19
RPC, Inc. (a)	15,510	107
SandRidge Energy, Inc. (a)	4,851	76
SEACOR Marine Holdings, Inc. (a)	3,147	18
Select Energy Services, Inc. Class A (a)	7,068	48
SFL Corp. Ltd.	14,793	140
SilverBow Resources, Inc. (a) (b)	2,067	59
SM Energy Co.	14,553	498
Smart Sand, Inc. (a)	3,940	8
Solaris Oilfield Infrastructure, Inc. Class A	2,667	29
Southwestern Energy Co. (a)	106,618	666
Stabilis Solutions, Inc. (a)	593	2
Talos Energy, Inc. (a)	8,581	133
Targa Resources Corp.	29,465	1,758
Teekay Corp. (a)	8,134	23
Tellurian, Inc. (a)	75,031	224
TETRA Technologies, Inc. (a)	15,788	64
Texas Pacific Land Corp.	1,091	1,623
Tidewater, Inc. (a)	3,467	73
U.S. Energy Corp. Wyoming	3,118	11
Uranium Energy Corp. (a) (b)	37,371	115
US Well Services, Inc. (a)	9,637	9
VAALCO Energy, Inc.	7,366	51
Vertex Energy, Inc. (a) (b)	6,806	72
Voc Energy Trust	1,793	12
W&T Offshore, Inc. (a)	13,260	57
Westwater Resources, Inc. (a)	6,565	7
Whiting Petroleum Corp.	4,522	308
World Fuel Services Corp. (c)	7,526	154
Zion Oil & Gas, Inc. (a)	59,955	13
		32,446
Financials (19.5%):
1895 Bancorp of Wisconsin, Inc. (a)	521	5
1st Source Corp.	2,190	99
Acres Commercial Realty Corp. (a)	1,115	9
AFC Gamma, Inc.	1,888	29
Affiliated Managers Group, Inc.	3,859	450
Affinity Bancshares, Inc. (a)	755	11
AG Mortgage Investment Trust, Inc. (b)	3,194	22
AGNC Investment Corp.	69,842	773
Alleghany Corp. (a)	1,742	1,451
Allegiance Bancshares, Inc.	2,464	93
Ally Financial, Inc.	41,296	1,384
Amalgamated Financial Corp.	3,816	75
Amerant Bancorp, Inc.	3,748	105
American Equity Investment Life Holding Co.	8,369	306
American Financial Group, Inc.	9,087	1,261
American National Bankshares, Inc.	1,415	49
Ameris Bancorp	8,390	337

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
AMERISAFE, Inc.	2,309	$120
Ames National Corp.	1,190	26
Angel Oak Mortgage, Inc. (b)	1,717	22
Annaly Capital Management, Inc.	194,967	1,152
Apollo Commercial Real Estate Finance, Inc.	15,208	159
Apollo Global Management, Inc.	55,680	2,699
Apollo Investment Corp.	8,924	96
Arbor Realty Trust, Inc.	20,705	271
Arch Capital Group Ltd. (a)	44,854	2,040
Ares Capital Corp. (b)	69,223	1,241
Ares Commercial Real Estate Corp.	7,037	86
Ares Management Corp. Class A	26,802	1,524
Argo Group International Holdings Ltd.	4,372	161
Arlington Asset Investment Corp. Class A (a)	3,960	13
ARMOUR Residential REIT, Inc. (b)	12,465	88
Arrow Financial Corp.	2,117	67
Artisan Partners Asset Management, Inc. Class A	5,707	203
Ashford, Inc. (a)	334	5
AssetMark Financial Holdings, Inc. (a)	3,207	60
Associated Banc-Corp.	18,760	343
Associated Capital Group, Inc. Class A	436	16
Assured Guaranty Ltd.	7,835	437
Atlantic Union Bankshares Corp.	9,907	336
Atlanticus Holdings Corp. (a)	882	31
Axis Capital Holdings Ltd.	9,586	547
Axos Financial, Inc. (a)	6,791	243
Bain Capital Specialty Finance, Inc. (b)	7,438	101
Banc of California, Inc.	6,932	122
BancFirst Corp.	2,255	216
Bank of Hawaii Corp.	4,812	358
Bank of Marin Bancorp	2,114	67
Bank OZK	16,027	601
Bank7 Corp.	629	14
Bankfinancial Corp.	1,483	14
BankUnited, Inc.	8,618	307
Bankwell Financial Group, Inc.	994	31
Banner Corp.	4,155	234
Bar Harbor Bankshares	1,815	47
Barings BDC, Inc.	15,604	145
BayCom Corp. (b)	1,814	38
Bayfirst Financial Corp.	527	10
BCB Bancorp, Inc.	2,246	38
Berkshire Hathaway, Inc. Class A (a)	48	19,630
Berkshire Hills Bancorp, Inc.	5,719	142
BGC Partners, Inc. Class A	31,916	108
BlackRock Capital Investment Corp.	10,360	38
BlackRock TCP Capital Corp. (b)	8,116	102
Blackstone Mortgage Trust, Inc. Class A	22,247	616
Blackstone, Inc.	93,510	8,531
Blucora, Inc. (a)	5,112	94
Blue Foundry Bancorp (a)	3,528	42
Blue Ridge Bankshares, Inc.	2,295	35

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BOK Financial Corp.	4,212	$318
Bridge Investment Group Holdings, Inc. Class A	2,743	40
Bridgewater Bancshares, Inc. (a)	3,106	50
Bright Health Group, Inc. (a) (b)	42,429	77
Brighthouse Financial, Inc. (a)	9,050	371
BrightSpire Capital, Inc.	11,418	86
Broadmark Realty Capital, Inc.	18,656	125
Broadway Financial Corp. (a)	8,778	9
Brookline Bancorp, Inc.	9,360	125
BRP Group, Inc. Class A (a)	2,265	55
Business First Bancshares, Inc.	3,013	64
Byline Bancorp, Inc.	3,400	81
C&F Financial Corp.	499	23
Cadence Bank	22,275	523
California Bancorp, Inc. (a)	992	19
Cambridge Bancorp Class A	926	77
Camden National Corp.	1,794	79
Capital Bancorp, Inc.	1,576	34
Capital City Bank Group, Inc.	1,764	49
Capital Southwest Corp.	3,298	61
Capitol Federal Financial, Inc.	13,850	127
Capstar Financial Holdings, Inc.	2,761	54
Catalyst Bancorp, Inc. (a)	730	10
Cathay General Bancorp	9,503	372
CBTX, Inc. Class A	2,698	72
Central Pacific Financial Corp.	3,331	71
Central Valley Community Bancorp	1,460	21
CF Bankshares, Inc.	621	13
CFSB Bancorp, Inc. (a)	396	4
Cherry Hill Mortgage Investment Corp. (b)	2,417	15
Chicago Atlantic Real Estate Finance, Inc.	771	12
Chimera Investment Corp.	28,305	250
CION Investment Corp.	8,002	70
Citizens & Northern Corp.	2,063	50
Citizens, Inc. (a) (b)	5,877	25
City Holding Co.	1,809	144
Civista Bancshares, Inc.	1,907	41
Claros Mortgage Trust, Inc. (b)	9,025	151
CNA Financial Corp.	3,813	171
CNB Financial Corp. Class A	2,371	57
CNO Financial Group, Inc.	14,490	262
Coastal Financial Corp. (a)	1,492	57
Codorus Valley Bancorp, Inc.	1,126	25
Cohen & Co., Inc.	193	2
Cohen & Steers, Inc.	3,831	244
Coinbase Global, Inc. Class A (a) (b)	26,739	1,257
Colony Bankcorp, Inc.	2,324	35
Columbia Banking System, Inc.	9,502	272
Columbia Financial, Inc. (a) (c)	5,041	110
Commerce Bancshares, Inc.	13,400	880
Community Bank System, Inc.	6,515	412
Community Trust Bancorp, Inc.	2,340	95

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ConnectOne Bancorp, Inc.	5,221	$128
Consumer Portfolio Services, Inc. (a)	1,807	19
Cowen, Inc. Class A	3,555	84
Crawford & Co. Class A	2,275	18
Crawford & Co. Class B	1,327	9
Credit Acceptance Corp. (a)	1,294	613
Crescent Capital BDC, Inc. (b)	4,254	66
Crossfirst Bankshares, Inc. (a)	5,442	72
Cullen/Frost Bankers, Inc.	6,754	786
Curo Group Holdings Corp.	3,280	18
Customers Bancorp, Inc. (a)	3,986	135
CVB Financial Corp.	17,042	423
Diamond Hill Investment Group, Inc.	416	72
Dime Community Bancshares, Inc.	4,136	123
Donegal Group, Inc. Class A	1,720	29
Donnelley Financial Solutions, Inc. (a)	3,842	113
Dynex Capital, Inc.	4,778	76
Eagle Bancorp Montana, Inc.	886	18
Eagle Bancorp, Inc.	3,877	184
East West Bancorp, Inc.	16,746	1,085
Eastern Bankshares, Inc.	20,016	369
eHealth, Inc. (a)	3,281	31
Elevate Credit, Inc. (a)	4,053	10
Ellington Financial, Inc.	6,749	99
Ellington Residential Mortgage REIT (b)	1,714	13
Employers Holdings, Inc.	3,158	132
Enact Holdings, Inc. (b)	4,120	88
Encore Capital Group, Inc. (a)	2,182	126
Enova International, Inc. (a)	3,844	111
Enstar Group Ltd. (a)	1,874	401
Enterprise Bancorp, Inc.	1,584	51
Enterprise Financial Services Corp.	4,919	204
Equitable Holdings, Inc.	43,889	1,144
Equity Bancshares, Inc. Class A	1,694	49
Erie Indemnity Co. Class A	2,499	480
Esquire Financial Holdings, Inc.	1,080	36
Evans Bancorp, Inc.	661	22
Evercore, Inc.	4,963	465
EZCORP, Inc. Class A (a)	5,582	42
FB Financial Corp.	3,718	146
Federal Agricultural Mortgage Corp. Class C	1,043	102
Federal Home Loan Mortgage Corp. (a) (b)	78,531	33
Federal National Mortgage Association (a) (b)	162,677	71
Federated Hermes, Inc.	10,477	333
Fidelity National Financial, Inc.	37,066	1,370
Fidus Investment Corp.	3,435	60
Financial Institutions, Inc.	2,000	52
First American Financial Corp.	12,977	687
First Bancorp, Inc.	1,225	37
First BanCorp/Puerto Rico	23,863	308
First Bancorp/Southern Pines NC	4,308	150
First Busey Corp.	7,301	167
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	1,891	$1,236
First Commonwealth Financial Corp.	11,395	153
First Community Bankshares, Inc.	1,953	57
First Eagle Alternative Capital BDC, Inc.	4,205	15
First Financial Bancorp	10,614	206
First Financial Bankshares, Inc.	17,042	669
First Financial Corp. Class A	1,520	68
First Financial Northwest, Inc.	1,038	16
First Hawaiian, Inc.	12,774	290
First Horizon Corp.	68,373	1,495
First Internet Bancorp	1,291	48
First Interstate BancSystem, Inc. Class A	11,076	422
First Merchants Corp.	7,853	280
First United Corp.	888	17
First Western Financial, Inc. (a)	1,119	30
FirstCash Holdings, Inc.	4,069	283
Five Star Bancorp	1,698	45
Flagstar Bancorp, Inc.	6,435	228
Flushing Financial Corp.	3,966	84
FNB Corp.	44,435	483
FNCB Bancorp, Inc.	2,525	20
Focus Financial Partners, Inc. Class A (a)	2,380	81
Franklin BSP Realty Trust, Inc. (b)	11,758	158
FS KKR Capital Corp. (b)	39,897	775
Fulton Financial Corp.	20,100	290
FVCBankcorp, Inc. (a)	1,749	33
GAMCO Investors, Inc. Class A	1,346	28
Genworth Financial, Inc. (a)	62,340	220
German American Bancorp, Inc.	3,895	133
Glacier Bancorp, Inc.	13,849	657
Gladstone Capital Corp. (b)	4,820	49
Gladstone Investment Corp.	4,666	66
GoHealth, Inc. Class A (a) (b)	6,320	4
Goldman Sachs BDC, Inc.	14,323	241
Golub Capital BDC, Inc.	21,366	277
Goosehead Insurance, Inc. Class A	1,202	55
Granite Point Mortgage Trust, Inc.	7,567	72
Great Ajax Corp.	2,738	26
Great Southern Bancorp, Inc. Class A	1,301	76
Green Dot Corp. Class A (a)	6,703	168
Greenhill & Co., Inc.	1,441	13
Guaranty Bancshares, Inc.	1,519	55
Guild Holdings Co. Class A	945	10
Hagerty, Inc. Class A (a) (b)	10,869	125
Hallmark Financial Services, Inc. (a)	2,429	6
Hamilton Lane, Inc. Class A	1,949	131
Hancock Whitney Corp.	10,800	479
Hanmi Financial Corp.	3,682	83
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,480	435
Hanover Bancorp, Inc.	179	4
HarborOne Bancorp, Inc.	5,330	73
Hawthorn Bancshares, Inc.	912	23

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
HBT Financial, Inc.	774	$14
HCI Group, Inc. (b)	1,054	71
Heartland Financial USA, Inc.	5,537	230
Hercules Capital, Inc. (b)	17,403	235
Heritage Commerce Corp.	7,048	75
Heritage Financial Corp.	4,242	107
Heritage Insurance Holdings, Inc.	3,460	9
Hilltop Holdings, Inc.	7,702	205
Hippo Holdings, Inc. (a)	46,286	41
Home Bancorp, Inc.	999	34
Home BancShares, Inc.	24,844	516
Home Point Capital, Inc. (b)	1,556	6
HomeStreet, Inc.	2,262	78
Hope Bancorp, Inc.	14,546	201
Horace Mann Educators Corp.	5,007	192
Horizon Bancorp, Inc.	5,756	100
Horizon Technology Finance Corp.	3,370	39
Houlihan Lokey, Inc.	2,373	187
Independent Bank Corp.	5,653	449
Independent Bank Corp.	2,456	47
Independent Bank Group, Inc.	4,159	282
Interactive Brokers Group, Inc.	10,906	600
International Bancshares Corp.	7,190	288
Invesco Mortgage Capital, Inc. (b)	3,940	58
Investar Holding Corp.	1,362	30
Investcorp Credit Management BDC, Inc.	2,023	8
Investors Title Co.	156	24
Jackson Financial, Inc. Class A	10,670	285
Jefferies Financial Group, Inc.	25,571	706
Kearny Financial Corp.	8,014	89
Kemper Corp.	7,351	352
Kinsale Capital Group, Inc.	2,930	673
KKR Real Estate Finance Trust, Inc.	6,111	107
Ladder Capital Corp.	7,865	83
Lakeland Bancorp, Inc.	8,556	125
Lakeland Financial Corp.	3,063	203
Lemonade, Inc. (a) (b)	5,816	106
LendingTree, Inc. (a)	1,186	52
Limestone Bancorp, Inc.	591	11
Live Oak Bancshares, Inc. (b)	4,123	140
Logan Ridge Finance Corp. (a)	383	6
LPL Financial Holdings, Inc.	9,999	1,845
Lument Finance Trust, Inc.	4,036	10
Luther Burbank Corp.	1,582	21
Macatawa Bank Corp.	4,043	36
Magyar Bancorp, Inc.	550	7
Maiden Holdings Ltd. (a) (b)	8,563	17
Main Street Capital Corp. (b)	10,253	395
Manning & Napier, Inc.	2,124	26
Markel Corp. (a)	1,717	2,221
MarketWise, Inc. (a) (b)	35,691	128
Marpai, Inc. Class A (a)	2,055	2

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MBIA, Inc. (a)	6,629	$82
Medallion Financial Corp.	3,048	19
Mercantile Bank Corp.	2,072	66
Merchants Bancorp	4,074	92
Mercury General Corp.	3,735	165
Meta Financial Group, Inc.	3,220	125
Metropolitan Bank Holding Corp. (a)	1,445	100
MFA Financial, Inc.	10,940	118
MGIC Investment Corp.	40,012	504
Midland States Bancorp, Inc.	2,666	64
Midwest Holding, Inc. (a)	443	5
MidWestOne Financial Group, Inc.	1,963	58
Moelis & Co. Class A	3,761	148
Monroe Capital Corp.	3,046	27
Morningstar, Inc.	3,543	857
MVB Financial Corp.	1,452	45
National Bank Holdings Corp. Class A	3,252	124
National Bankshares, Inc.	780	24
National Western Life Group, Inc. Class A	267	54
Navient Corp.	16,206	227
NBT Bancorp, Inc.	5,176	195
Nelnet, Inc. Class A	2,595	221
New Mountain Finance Corp.	12,876	153
New Residential Investment Corp.	62,292	581
New York Community Bancorp, Inc.	59,046	539
New York Mortgage Trust, Inc.	44,987	124
Newtek Business Services Corp.	3,226	61
Nexpoint Real Estate Finance, Inc.	1,805	37
NI Holdings, Inc. (a)	1,046	17
Nicholas Financial, Inc. (a)	578	5
NMI Holdings, Inc. Class A (a)	10,280	171
Northeast Community Bancorp, Inc.	2,050	24
Northfield Bancorp, Inc.	4,810	63
Northrim Bancorp, Inc.	737	30
Northwest Bancshares, Inc. (c)	15,309	196
Norwood Financial Corp.	1,154	28
NSTS Bancorp, Inc. (a)	729	8
Oaktree Specialty Lending Corp.	23,442	154
OceanFirst Financial Corp.	7,761	148
Ocwen Financial Corp. (a)	1,223	34
OFG Bancorp	5,054	128
OFS Capital Corp.	1,473	15
Old National Bancorp	37,039	548
Old Republic International Corp.	36,813	823
Old Second Bancorp, Inc.	5,872	79
OneMain Holdings, Inc.	16,183	605
OP Bancorp	1,852	19
Open Lending Corp. Class A (a)	13,477	138
Oportun Financial Corp. (a)	3,643	30
Oppenheimer Holdings, Inc. Class A	1,126	37
OppFi, Inc. (a) (b)	3,700	12
Orchid Island Capital, Inc. (b)	23,389	67

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Origin Bancorp, Inc.	2,673	$104
Oscar Health, Inc. Class A (a) (b)	5,327	23
Owl Rock Capital Corp. (b)	46,006	567
Oxford Square Capital Corp. (b)	6,986	25
P10, Inc. Class A	2,800	31
Pacific Premier Bancorp, Inc.	10,670	312
PacWest Bancorp	15,179	405
Palomar Holdings, Inc. (a)	2,867	185
Park National Corp.	1,988	241
Parke Bancorp, Inc.	1,676	35
Patriot National Bancorp, Inc. (a)	302	4
PB Bankshares, Inc. (a)	392	5
PCSB Financial Corp.	1,617	31
Peapack-Gladstone Financial Corp.	2,247	67
PennantPark Floating Rate Capital Ltd.	5,805	67
Pennantpark Investment Corp.	9,291	57
Penns Woods Bancorp, Inc.	934	22
Pennymac Financial Services	4,896	214
Pennymac Mortgage Investment Trust (b)	9,947	138
Peoples Bancorp, Inc.	3,744	100
Perella Weinberg Partners	5,895	34
Phenixfin Corp. (a)	206	7
Pinnacle Financial Partners, Inc.	9,122	660
Pioneer Bancorp, Inc. (a)	1,389	14
Piper Sandler Cos.	2,179	247
Plumas Bancorp	757	22
Ponce Financial Group, Inc. (a) (b)	1,287	12
Popular, Inc.	10,005	770
Portman Ridge Finance Corp.	1,299	30
PRA Group, Inc. (a)	3,915	142
Preferred Bank	1,509	103
Premier Financial Corp.	4,545	115
Primerica, Inc.	3,786	453
Primis Financial Corp.	2,838	39
ProAssurance Corp.	6,152	145
PROG Holdings, Inc. (a)	5,923	98
Prospect Capital Corp. (b)	40,214	281
Prosperity Bancshares, Inc.	11,915	813
Provident Bancorp, Inc.	1,828	29
Provident Financial Holdings, Inc.	913	14
Provident Financial Services, Inc.	9,116	203
Pzena Investment Management, Inc. Class A	2,283	15
QCR Holdings, Inc.	2,333	126
Radian Group, Inc.	20,634	405
Randolph Bancorp, Inc.	614	16
RBB Bancorp	1,890	39
Ready Capital Corp.	14,780	176
Red River Bancshares, Inc.	718	39
Redwood Trust, Inc.	14,365	111
Regional Management Corp.	1,266	47
Reinsurance Group of America, Inc.	7,812	916
RenaissanceRe Holdings Ltd.	4,533	709

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Renasant Corp.	6,755	$195
Republic Bancorp, Inc. Class A	1,631	79
Republic First Bancorp, Inc. (a)	5,431	21
Riverview Bancorp, Inc.	2,799	18
RLI Corp.	5,349	624
Robinhood Markets, Inc. Class A (a)	8,496	70
Rocket Cos., Inc. Class A (b)	13,827	102
Root, Inc. Class A (a)	3,932	5
Runway Growth Finance Corp. (b)	5,454	62
Ryan Specialty Holdings, Inc. Class A (a)	8,010	314
S&T Bancorp, Inc.	4,806	132
Sachem Capital Corp.	4,895	20
Safeguard Scientifics, Inc. (a)	1,777	7
Safety Insurance Group, Inc. (c)	1,555	151
Salisbury Bancorp, Inc.	408	19
Sandy Spring Bancorp, Inc.	5,467	214
Saratoga Investment Corp.	1,432	34
SB Financial Group, Inc.	888	15
Sculptor Capital Management, Inc.	6,245	52
Seacoast Banking Corp. of Florida	6,213	205
Security National Financial Corp. Class A (a)	1,752	15
SEI Investments Co.	15,235	823
Selective Insurance Group, Inc.	7,632	664
Selectquote, Inc. (a)	16,860	42
ServisFirst Bancshares, Inc.	6,637	524
Seven Hills Realty Trust	1,806	19
Shore Bancshares, Inc.	2,260	42
Siebert Financial Corp. (a)	2,369	4
Sierra Bancorp	1,994	43
Silvercrest Asset Management Group, Inc. Class A	1,195	20
Silvergate Capital Corp. Class A (a)	1,957	105
Simmons First National Corp. Class A	16,152	343
Sixth Street Specialty Lending, Inc.	10,721	198
SLM Corp.	34,793	555
Solar Capital Ltd.	7,312	107
South Plains Financial, Inc.	1,586	38
Southern First Bancshares, Inc. (a)	831	36
Southern Missouri Bancorp, Inc.	1,166	53
Southern States Bancshares, Inc. (a)	776	17
Southside Bancshares, Inc. (c)	3,882	145
SouthState Corp.	9,862	761
Starwood Property Trust, Inc.	40,958	856
Stellus Capital Investment Corp.	2,748	31
StepStone Group, Inc. Class A	2,436	63
Sterling Bancorp (a)	3,702	21
Stewart Information Services Corp.	3,265	162
Stifel Financial Corp.	12,877	721
Stock Yards Bancorp, Inc.	3,655	219
StoneX Group, Inc. (a)	2,129	166
Summit Financial Group, Inc.	1,688	47
Sunlight Financial Holdings, Inc. (a)	7,068	21
Suro Capital Corp.	4,016	26

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Synovus Financial Corp.	18,784	$677
TC Bancshares, Inc.	676	9
TCG BDC, Inc.	7,375	94
Territorial Bancorp, Inc.	1,170	24
Texas Capital Bancshares, Inc. (a)	6,415	338
Texas Community Bancshares, Inc. (a)	409	7
TFS Financial Corp.	12,230	168
The Bancorp, Inc. (a)	6,836	133
The Bank of Princeton	786	22
The Carlyle Group, Inc.	34,547	1,094
The First of Long Island Corp.	2,763	48
The Hanover Insurance Group, Inc.	4,602	673
Third Coast Bancshares, Inc. (a)	1,685	37
Timberland Bancorp, Inc.	1,087	27
Tompkins Financial Corp.	1,675	121
Towne Bank	8,979	244
TPG RE Finance Trust, Inc.	6,507	59
TPG, Inc. (b)	4,772	114
Tradeweb Markets, Inc. Class A	5,925	404
Trean Insurance Group, Inc. (a)	2,087	13
TriCo Bancshares	4,065	186
Trinity Capital, Inc. (b)	5,204	75
TriplePoint Venture Growth BDC Corp.	4,362	56
Triumph Bancorp, Inc. (a)	3,076	192
Trupanion, Inc. (a)	4,178	252
TrustCo Bank Corp.	2,321	72
Trustmark Corp.	6,823	199
Two Harbors Investment Corp.	40,609	202
U.S. Global Investors, Inc. Class A	1,517	7
UMB Financial Corp.	5,511	474
Umpqua Holdings Corp.	26,221	440
United Bankshares, Inc.	16,535	580
United Community Banks, Inc.	12,811	387
United Fire Group, Inc.	2,649	91
United Insurance Holdings Corp.	3,592	6
Unity Bancorp, Inc.	1,122	30
Universal Insurance Holdings, Inc.	3,740	49
Univest Financial Corp.	3,577	91
Unum Group	21,470	730
Upstart Holdings, Inc. (a) (b)	9,766	309
USCB Financial Holdings, Inc. (a)	2,221	26
Valley National Bancorp	53,341	555
Value Line, Inc. (b)	121	8
Vericity, Inc. (a)	504	4
Veritex Holdings, Inc.	6,597	193
Victory Capital Holdings, Inc. Class A (f)	1,741	42
Virtu Financial, Inc. Class A	3,930	92
Virtus Investment Partners, Inc.	831	142
Voya Financial, Inc.	13,062	778
Walker & Dunlop, Inc.	4,051	390
Washington Federal, Inc.	8,167	245
Washington Trust Bancorp, Inc.	2,269	110

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	23,018	$970
WesBanco, Inc.	7,876	250
West Bancorp, Inc.	2,058	50
Westamerica Bancorp	2,759	154
Western Alliance Bancorp	12,474	881
Western Asset Mortgage Capital Corp.	7,720	9
Western New England Bancorp, Inc.	2,959	22
Westwood Holdings Group, Inc.	1,147	16
White Mountains Insurance Group Ltd.	400	498
WhiteHorse Finance, Inc.	2,581	34
William Penn Bancorp	1,818	21
Wintrust Financial Corp.	6,839	548
WisdomTree Investments, Inc.	13,590	69
World Acceptance Corp. (a)	838	94
WSFS Financial Corp.	7,361	295
		134,109
Health Care (12.7%):
10X Genomics, Inc. Class A (a)	1,594	72
1Life Healthcare, Inc. (a)	23,988	188
2seventy bio, Inc. (a)	5,076	67
4D Molecular Therapeutics, Inc. (a)	3,995	28
89bio, Inc. (a)	2,689	9
9 Meters Biopharma, Inc. (a)	34,578	9
Aadi Bioscience, Inc. (a)	2,532	31
Abeona Therapeutics, Inc. (a)	18,992	4
Absci Corp. (a) (b)	6,002	20
Acadia Healthcare Co., Inc. (a)	10,302	697
ACADIA Pharmaceuticals, Inc. (a)	18,369	259
Accelerate Diagnostics, Inc. (a) (b)	7,031	7
Accolade, Inc. (a)	8,226	61
Accuray, Inc. (a)	12,125	24
AcelRx Pharmaceuticals, Inc. (a)	19,633	5
Acer Therapeutics, Inc. (a)	1,594	2
Achieve Life Sciences, Inc. (a)	1,253	6
Aclaris Therapeutics, Inc. (a)	7,578	106
Acumen Pharmaceuticals, Inc. (a)	2,391	11
Acurx Pharmaceuticals, Inc. (a)	1,155	4
Acutus Medical, Inc. (a)	3,544	4
Adagio Therapeutics, Inc. (a)	1,389	5
Adamis Pharmaceuticals Corp. (a) (b)	20,403	10
Adaptive Biotechnologies Corp. (a)	16,984	137
Addus HomeCare Corp. (a)	1,786	149
Adial Pharmaceuticals, Inc. (a)	3,176	4
Adicet Bio, Inc. (a) (b)	5,060	74
Adverum Biotechnologies, Inc. (a)	10,685	13
Aeglea BioTherapeutics, Inc. (a)	7,694	4
Aerie Pharmaceuticals, Inc. (a)	6,422	48
Aerovate Therapeutics, Inc. (a) (b)	2,471	39
Agenus, Inc. (a)	36,165	70
Agilon Health, Inc. (a)	22,855	499
Agios Pharmaceuticals, Inc. (a)	5,467	121

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Aikido Pharma, Inc. (a)	699	$4
Aileron Therapeutics, Inc. (a)	9,315	2
AIM ImmunoTech, Inc. (a)	6,743	5
AirSculpt Technologies, Inc. (a)	1,643	10
Akebia Therapeutics, Inc. (a) (b)	23,978	8
Akero Therapeutics, Inc. (a)	3,347	32
Akouos, Inc. (a) (b)	2,823	13
Albireo Pharma, Inc. (a)	2,119	42
Aldeyra Therapeutics, Inc. (a)	6,390	25
Alector, Inc. (a)	7,866	80
Alignment Healthcare, Inc. (a)	11,050	126
Aligos Therapeutics, Inc. (a)	2,041	2
Alimera Sciences, Inc. (a)	769	4
Alkermes PLC (a)	18,367	547
Allakos, Inc. (a)	5,772	18
Allarity Therapeutics, Inc. (a)	1,045	1
Allogene Therapeutics, Inc. (a) (b)	14,525	166
Allovir, Inc. (a) (b)	4,320	17
Allscripts Healthcare Solutions, Inc. (a)	13,528	201
Alnylam Pharmaceuticals, Inc. (a)	12,221	1,782
Alpha Teknova, Inc. (a)	987	8
Alphatec Holdings, Inc. (a)	11,580	76
Alpine Immune Sciences, Inc. (a)	1,664	14
Altimmune, Inc. (a)	5,345	63
ALX Oncology Holdings, Inc. (a) (b)	2,345	19
Alzamend Neuro, Inc. (a)	7,217	6
Amedisys, Inc. (a)	3,983	419
American Well Corp. Class A (a)	5,987	26
Amicus Therapeutics, Inc. (a)	33,060	355
AMN Healthcare Services, Inc. (a)	5,341	586
Amneal Pharmaceuticals, Inc. (a)	39,571	126
Amphastar Pharmaceuticals, Inc. (a)	5,078	177
Ampio Pharmaceuticals, Inc. (a)	28,085	5
Amylyx Pharmaceuticals, Inc. (a) (b)	3,866	74
An2 Therapeutics, Inc. (a)	793	6
AnaptysBio, Inc. (a) (b)	3,763	76
Anebulo Pharmaceuticals, Inc. (a)	953	5
AngioDynamics, Inc. (a)	4,632	90
Angion Biomedica Corp. (a)	2,695	3
ANI Pharmaceuticals, Inc. (a)	1,673	50
Anika Therapeutics, Inc. (a)	1,432	32
Anixa Biosciences, Inc. (a)	3,983	12
Annexon, Inc. (a)	3,577	13
Annovis Bio, Inc. (a)	817	9
Apellis Pharmaceuticals, Inc. (a)	13,169	595
Apollo Endosurgery, Inc. (a)	5,147	19
Apollo Medical Holdings, Inc. (a)	5,592	216
Applied Genetic Technologies Corp. (a)	6,772	5
Applied Molecular Transport, Inc. (a)	1,902	6
Applied Therapeutics, Inc. (a)	5,326	5
Aprea Therapeutics, Inc. (a)	2,595	2
Aptevo Therapeutics, Inc. (a)	663	2

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Aptinyx, Inc. (a)	6,660	$4
Apyx Medical Corp. (a)	3,874	23
AquaBounty Technologies, Inc. (a) (b)	8,692	15
Aquestive Therapeutics, Inc. (a)	6,629	4
Aravive, Inc. (a)	2,512	2
ARCA biopharma, Inc. (a) (b)	1,925	5
Arcellx, Inc. (a) (b)	2,411	44
Arcus Biosciences, Inc. (a)	7,558	192
Arcutis Biotherapeutics, Inc. (a)	4,480	95
Ardelyx, Inc. (a)	17,412	10
Aridis Pharmaceuticals, Inc. (a)	2,365	3
Arrowhead Pharmaceuticals, Inc. (a)	13,369	471
Artivion, Inc. (a)	4,463	84
Arvinas, Inc. (a)	5,379	226
Asensus Surgical, Inc. (a) (b)	31,225	12
Aspira Women's Health, Inc. (a)	9,144	5
Assembly Biosciences, Inc. (a) (b)	5,962	13
Assertio Holdings, Inc. (a)	5,937	18
Astria Therapeutics, Inc. (a)	1,556	5
Atara Biotherapeutics, Inc. (a)	11,417	89
Atea Pharmaceuticals, Inc. (a)	8,422	60
Athenex, Inc. (a)	10,684	4
Athira Pharma, Inc. (a) (b)	4,496	14
Atossa Therapeutics, Inc. (a)	15,654	17
Atreca, Inc. Class A (a)	1,683	3
AtriCure, Inc. (a)	6,114	250
Atrion Corp.	139	87
aTyr Pharma, Inc. (a)	3,154	9
Aura Biosciences, Inc. (a)	1,522	22
Avalo Therapeutics, Inc. (a)	15,370	8
Avanos Medical, Inc. (a)	5,320	145
Avantor, Inc. (a)	83,225	2,588
Aveanna Healthcare Holdings, Inc. (a)	7,787	18
AVEO Pharmaceuticals, Inc. (a) (b)	3,973	26
Avid Bioservices, Inc. (a)	6,507	99
Avidity Biosciences, Inc. (a)	4,965	72
Avrobio, Inc. (a)	5,096	5
Axcella Health, Inc. (a)	2,291	5
Axogen, Inc. (a)	5,545	45
Axonics, Inc. (a)	6,217	352
Axsome Therapeutics, Inc. (a) (b)	4,429	170
Aytu BioScience, Inc. (a)	5,258	4
Beam Therapeutics, Inc. (a)	6,615	256
Berkeley Lights, Inc. (a)	6,195	31
Better Therapeutics, Inc. (a)	1,262	2
BioAtla, Inc. (a)	1,419	4
Biocept, Inc. (a)	2,379	2
BioCryst Pharmaceuticals, Inc. (a)	24,246	257
Biodesix, Inc. (a)	2,350	4
Biolase, Inc. (a)	843	4
BioLife Solutions, Inc. (a)	5,482	76
BioMarin Pharmaceutical, Inc. (a)	20,271	1,680

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Biomea Fusion, Inc. (a) (b)	2,870	$34
Biomerica, Inc. (a)	1,428	4
BioNano Genomics, Inc. (a) (b)	38,253	53
Biote Corp. (a)	9,516	36
Bioventus, Inc. Class A (a)	2,928	20
Bioxcel Therapeutics, Inc. (a) (b)	2,125	28
Black Diamond Therapeutics, Inc. (a)	3,214	8
bluebird bio, Inc. (a)	8,634	36
Blueprint Medicines Corp. (a)	6,529	330
Bolt Biotherapeutics, Inc. (a) (b)	3,054	6
Brickell Biotech, Inc. (a)	15,933	2
Bridgebio Pharma, Inc. (a)	15,355	139
Bright Green Corp. (a)	6,231	14
Brookdale Senior Living, Inc. (a)	24,660	112
Bruker Corp.	8,388	526
C4 Therapeutics, Inc. (a) (b)	5,897	44
Cabaletta Bio, Inc. (a)	2,729	3
Caladrius Biosciences, Inc. (a)	8,078	4
Calithera Biosciences, Inc. (a)	610	1
Candel Therapeutics, Inc. (a)	1,815	6
Capital Senior Living Corp. (a)	837	18
Capricor Therapeutics, Inc. (a)	3,282	11
Cara Therapeutics, Inc. (a)	5,573	51
Cardiff Oncology, Inc. (a)	5,416	12
Cardiovascular Systems, Inc. (a)	3,554	51
CareCloud, Inc. (a)	1,484	5
CareDx, Inc. (a)	6,506	140
Caribou Biosciences, Inc. (a)	7,592	41
CASI Pharmaceuticals, Inc. (a)	1,302	4
Cassava Sciences, Inc. (a) (b)	5,294	149
Castle Biosciences, Inc. (a)	3,469	76
Catalyst Biosciences, Inc. (a)	4,158	7
Catalyst Pharmaceuticals, Inc. (a)	13,573	95
cbdMD, Inc. (a)	6,005	3
Celcuity, Inc. (a)	1,428	13
Celldex Therapeutics, Inc. (a)	5,387	145
Cellectar Biosciences, Inc. (a)	7,984	3
CEL-SCI Corp. (a) (b)	5,723	26
Celsion Corp. (a)	989	2
Celularity, Inc. (a) (b)	4,801	16
Century Therapeutics, Inc. (a) (b)	2,895	24
Certara, Inc. (a)	14,147	304
Cerus Corp. (a)	19,881	105
Champions Oncology, Inc. (a)	553	4
Change Healthcare, Inc. (a)	42,063	970
Checkpoint Therapeutics, Inc. (a)	5,486	6
Chembio Diagnostics, Inc. (a)	3,908	3
Chemed Corp.	1,936	909
ChemoCentryx, Inc. (a)	7,203	178
Chimerix, Inc. (a)	10,933	23
Chinook Therapeutics, Inc. (a)	6,233	109
Cidara Therapeutics, Inc. (a)	9,022	4

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CinCor Pharma, Inc. (a) (b)	1,750	$33
Clearside Biomedical, Inc. (a)	6,930	10
Clever Leaves Holdings, Inc. (a)	4,907	5
Clovis Oncology, Inc. (a)	19,000	34
Cocrystal Pharma, Inc. (a)	12,598	5
Codex DNA, Inc. (a)	787	1
Codexis, Inc. (a)	6,974	73
Co-Diagnostics, Inc. (a)	4,537	25
Codiak Biosciences, Inc. (a)	1,772	5
Cogent Biosciences, Inc. (a)	7,251	65
Cognition Therapeutics, Inc. (a)	1,938	4
Cohbar, Inc. (a)	10,754	2
Coherus Biosciences, Inc. (a)	6,962	50
Collegium Pharmaceutical, Inc. (a)	3,295	58
Comera Life Sciences Holdings, Inc. (a)	2,469	7
Community Health Systems, Inc. (a)	16,463	62
Computer Programs and Systems, Inc. (a)	1,765	56
Concert Pharmaceuticals, Inc. (a)	4,798	20
Conformis, Inc. (a)	24,225	9
CONMED Corp.	3,528	338
Convey Holding Parent, Inc. (a)	2,572	27
Corcept Therapeutics, Inc. (a)	12,241	291
Cortexyme, Inc. (a) (b)	2,755	6
CorVel Corp. (a)	887	131
Corvus Pharmaceuticals, Inc. (a) (b)	5,626	6
Covetrus, Inc. (a)	12,731	264
Crinetics Pharmaceuticals, Inc. (a)	5,940	111
Cross Country Healthcare, Inc. (a)	4,297	89
CryoPort, Inc. (a)	5,759	178
CTI BioPharma Corp. (a) (b)	14,237	85
Cue BioPharma, Inc. (a)	4,361	11
Cue Health, Inc. (a) (b)	15,861	51
Cullinan Oncology, Inc. (a) (b)	4,657	60
Cumberland Pharmaceuticals, Inc. (a)	1,267	3
Curis, Inc. (a) (b)	11,330	11
Cutera, Inc. (a)	2,196	82
CVRx, Inc. (a)	1,788	11
Cyclerion Therapeutics, Inc. (a)	3,969	2
Cyteir Therapeutics, Inc. (a) (b)	1,694	5
Cytek Biosciences, Inc. (a)	10,379	111
Cytokinetics, Inc. (a)	8,665	340
CytomX Therapeutics, Inc. (a) (c)	8,546	16
CytoSorbents Corp. (a) (b)	5,081	11
Dare Bioscience, Inc. (a)	11,425	14
Day One Biopharmaceuticals, Inc. (a)	6,568	118
Decibel Therapeutics, Inc. (a) (b)	1,580	7
Deciphera Pharmaceuticals, Inc. (a)	6,007	79
Definitive Healthcare Corp. (a) (b)	3,863	89
Delcath Systems, Inc. (a)	1,057	4
Denali Therapeutics, Inc. (a)	10,883	320
Design Therapeutics, Inc. (a) (b)	3,057	43
DICE Therapeutics, Inc. (a) (b)	3,493	54

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
DocGo, Inc. (a) (b)	12,288	$88
Doximity, Inc. Class A (a) (b)	3,516	122
Durect Corp. (a)	26,557	13
Dynavax Technologies Corp. (a)	15,616	197
Dyne Therapeutics, Inc. (a)	4,501	31
Eagle Pharmaceuticals, Inc. (a)	1,305	58
Eargo, Inc. (a) (b)	3,374	3
Edgewise Therapeutics, Inc. (a)	1,952	16
Editas Medicine, Inc. (a)	8,969	106
eFFECTOR Therapeutics, Inc. (a)	1,048	1
Eiger Biopharmaceuticals, Inc. (a)	5,768	36
Ekso Bionics Holdings, Inc. (a)	1,590	3
Elanco Animal Health, Inc. (a)	53,278	1,046
Electrocore, Inc. (a)	9,446	5
Electromed, Inc. (a)	959	9
Eledon Pharmaceuticals, Inc. (a)	1,741	4
Elevation Oncology, Inc. (a)	1,276	2
Eliem Therapeutics, Inc. (a)	935	3
Eloxx Pharmaceuticals, Inc. (a)	8,766	2
Embecta Corp. (a)	7,146	181
Emergent BioSolutions, Inc. (a)	5,931	184
Enanta Pharmaceuticals, Inc. (a)	2,475	117
Encompass Health Corp.	12,900	723
Endo International PLC (a) (b)	28,074	13
Enovis Corp. (a)	5,390	296
Entasis Therapeutics Holdings, Inc. (a)	2,690	6
Entrada Therapeutics, Inc. (a) (b)	1,500	18
Envista Holdings Corp. (a)	16,448	634
enVVeno Medical Corp. (a)	1,225	5
Enzo Biochem, Inc. (a)	5,750	12
Epizyme, Inc. (a)	15,287	22
EQRx, Inc. (a) (b)	43,166	202
Equillium, Inc. (a)	2,217	5
Erasca, Inc. (a) (b)	9,074	51
Esperion Therapeutics, Inc. (a) (b)	7,791	50
Establishment Labs Holdings, Inc. (a)	1,974	107
Eton Pharmaceuticals, Inc. (a)	3,261	9
Evelo Biosciences, Inc. (a)	8,035	17
Evolent Health, Inc. Class A (a)	10,552	324
Evolus, Inc. (a)	5,041	58
Exact Sciences Corp. (a)	20,021	789
Exagen, Inc. (a)	1,029	6
Exelixis, Inc. (a)	36,045	750
Eyenovia, Inc. (a)	3,728	7
EyePoint Pharmaceuticals, Inc. (a) (b)	3,732	29
Fate Therapeutics, Inc. (a)	11,268	279
Fennec Pharmaceuticals, Inc. (a)	2,746	16
Fibrogen, Inc. (a)	8,914	94
Figs, Inc. Class A (a)	3,704	34
Finch Therapeutics Group, Inc. (a)	3,877	11
Five Star Senior Living, Inc. (a)	2,791	3
Fluidigm Corp. (a)	8,791	14

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Foghorn Therapeutics, Inc. (a)	2,332	$32
FONAR Corp. (a)	886	13
Forma Therapeutics Holdings, Inc. (a)	6,180	43
Forte Biosciences, Inc. (a)	1,619	2
Fortress Biotech, Inc. (a)	11,771	10
Frequency Therapeutics, Inc. (a)	4,571	7
F-Star Therapeutics, Inc. (a)	2,909	18
Fulcrum Therapeutics, Inc. (a) (c)	3,732	18
Fulgent Genetics, Inc. (a)	2,729	149
G1 Therapeutics, Inc. (a) (b)	4,741	23
Gain Therapeutics, Inc. (a)	1,320	5
Galectin Therapeutics, Inc. (a) (b)	5,341	7
Galera Therapeutics, Inc. (a)	2,753	4
Gelesis Holdings, Inc. (a)	5,900	9
Generation Bio Co. (a)	3,931	26
Genprex, Inc. (a) (b)	6,327	9
Geron Corp. (a) (b)	49,841	77
Glaukos Corp. (a)	5,255	239
Global Blood Therapeutics, Inc. (a)	7,134	228
Globus Medical, Inc. (a)	8,719	489
GlycoMimetics, Inc. (a)	6,110	4
GoodRx Holdings, Inc. Class A (a)	10,027	59
Gossamer Bio, Inc. (a)	9,101	76
Graphite Bio, Inc. (a)	3,666	10
Great Elm Group, Inc. (a)	3,050	7
Greenlight Biosciences Holdings PBC (a)	10,386	23
Greenwich Lifesciences, Inc. (a)	732	6
Gritstone bio, Inc. (a)	9,616	23
Guardant Health, Inc. (a)	12,171	491
Haemonetics Corp. (a)	5,673	370
Halozyme Therapeutics, Inc. (a)	15,892	699
Hanger, Inc. (a)	3,839	55
Harmony Biosciences Holdings, Inc. (a)	2,822	138
Harpoon Therapeutics, Inc. (a)	3,627	7
Harrow Health, Inc. (a)	3,306	24
Harvard Bioscience, Inc. (a)	5,042	18
HCW Biologics, Inc. (a)	1,711	4
Health Catalyst, Inc. (a)	6,320	92
HealthEquity, Inc. (a)	10,599	651
HealthStream, Inc. (a)	2,948	64
Heat Biologics, Inc. (a)	3,425	9
Heron Therapeutics, Inc. (a) (b)	12,814	36
Heska Corp. (a)	1,291	122
HilleVax, Inc. (a)	1,648	18
Homology Medicines, Inc. (a)	4,678	9
Hookipa Pharma, Inc. (a) (b)	4,150	7
Horizon Therapeutics PLC (a)	30,356	2,421
Humacyte, Inc. (a) (b)	7,815	25
Hyperfine, Inc. (a) (b)	7,313	16
iCAD, Inc. (a)	3,009	12
Icosavax, Inc. (a)	3,740	21
ICU Medical, Inc. (a)	2,419	398

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ideaya Biosciences, Inc. (a) (b)	3,964	$55
Idera Pharmaceuticals, Inc. (a)	6,326	3
IGM Biosciences, Inc. (a) (b)	1,007	18
Ikena Oncology, Inc. (a)	4,066	18
Imac Holdings, Inc. (a)	3,202	3
Imago Biosciences, Inc. (a) (b)	2,846	38
IMARA, Inc. (a)	2,290	3
ImmuCell Corp. (a)	861	7
Immuneering Corp. Class A (a) (b)	2,485	13
Immunic, Inc. (a)	3,734	13
ImmunityBio, Inc. (a) (b)	11,741	44
ImmunoGen, Inc. (a)	28,812	130
Immunome, Inc. (a)	1,348	4
Immunovant, Inc. (a)	6,052	24
Impel Neuropharma, Inc. (a) (b)	1,043	10
IN8bio, Inc. (a)	1,351	3
Inari Medical, Inc. (a)	5,375	365
Infinity Pharmaceuticals, Inc. (a)	11,649	7
Infusystem Holdings, Inc. (a) (b)	2,657	26
Inhibikase Therapeutics, Inc. (a)	2,801	2
Inhibrx, Inc. (a)	3,840	44
Inmune Bio, Inc. (a)	1,666	15
Innovage Holding Corp. (a) (b)	2,667	12
Innoviva, Inc. (a)	8,618	127
Inogen, Inc. (a)	2,183	53
Inotiv, Inc. (a)	2,797	27
Inovio Pharmaceuticals, Inc. (a) (b)	29,923	52
Inozyme Pharma, Inc. (a) (b)	3,438	16
Insmed, Inc. (a)	13,601	268
Inspire Medical Systems, Inc. (a)	3,451	630
Instil Bio, Inc. (a) (b)	8,357	39
Insulet Corp. (a)	6,333	1,380
Integer Holdings Corp. (a)	3,908	276
Integra LifeSciences Holdings Corp. (a)	7,709	417
Intellia Therapeutics, Inc. (a)	8,206	425
Intercept Pharmaceuticals, Inc. (a) (b)	3,090	43
Intra-Cellular Therapies, Inc. (a)	10,336	590
Invacare Corp. (a)	3,644	5
Invitae Corp. (a) (b)	26,091	64
Ionis Pharmaceuticals, Inc. (a)	13,546	501
iRadimed Corp.	1,008	34
iRhythm Technologies, Inc. (a)	3,517	380
IRIDEX Corp. (a)	1,854	5
Ironwood Pharmaceuticals, Inc. (a)	17,722	204
IsoPlexis Corp. (a) (b)	1,703	4
IsoRay, Inc. (a)	19,954	6
iSpecimen, Inc. (a)	844	2
iTeos Therapeutics, Inc. (a)	3,397	70
IVERIC bio, Inc. (a)	13,412	129
Janux Therapeutics, Inc. (a) (b)	1,990	24
Jasper Therapeutics, Inc. (a)	1,081	2
Jounce Therapeutics, Inc. (a)	5,591	17
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Kala Pharmaceuticals, Inc. (a) (b)	8,670	$3
KalVista Pharmaceuticals, Inc. (a)	2,829	28
Karuna Therapeutics, Inc. (a)	2,353	298
Keros Therapeutics, Inc. (a)	1,960	54
Kezar Life Sciences, Inc. (a)	6,028	50
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,267	12
Kinnate Biopharma, Inc. (a)	3,832	48
Kodiak Sciences, Inc. (a)	6,205	47
Krystal Biotech, Inc. (a)	2,594	170
Kura Oncology, Inc. (a)	7,958	146
Kymera Therapeutics, Inc. (a) (b)	5,524	109
Lannett Co., Inc. (a)	5,684	3
Lantern Pharma, Inc. (a)	1,036	6
Lantheus Holdings, Inc. (a)	8,196	541
Larimar Therapeutics, Inc. (a)	2,390	5
Leap Therapeutics, Inc. (a) (b)	9,182	11
LeMaitre Vascular, Inc.	2,068	94
LENSAR, Inc. (a)	1,437	9
Lexicon Pharmaceuticals, Inc. (a) (b)	11,560	21
LHC Group, Inc. (a)	3,925	611
LifeStance Health Group, Inc. (a)	13,147	73
Ligand Pharmaceuticals, Inc. (a)	2,015	180
Lineage Cell Therapeutics, Inc. (a) (b)	22,651	36
Liquidia Technologies, Inc. (a)	7,685	33
Longboard Pharmaceuticals, Inc. (a)	747	2
Lucid Diagnostics, Inc. (a)	1,281	3
Lucira Health, Inc. (a)	2,410	4
Lumos Pharma, Inc. (a) (b)	720	6
Lyell Immunopharma, Inc. (a) (b)	23,167	151
Lyra Therapeutics, Inc. (a) (b)	3,086	17
MacroGenics, Inc. (a)	6,808	20
Madrigal Pharmaceuticals, Inc. (a)	1,924	138
Magenta Therapeutics, Inc. (a) (b)	6,775	8
MannKind Corp. (a) (b)	32,996	126
Maravai LifeSciences Holdings, Inc. Class A (a)	8,246	234
Marinus Pharmaceuticals, Inc. (a)	4,489	22
Marker Therapeutics, Inc. (a)	9,161	3
Masimo Corp. (a)	6,551	856
Matinas BioPharma Holdings, Inc. (a) (b)	28,636	23
MediciNova, Inc. (a) (b)	6,134	16
MEDNAX, Inc. (a)	10,543	221
Medpace Holdings, Inc. (a)	3,500	524
MEI Pharma, Inc. (a)	17,562	11
MeiraGTx Holdings PLC (a)	4,900	37
Meridian Bioscience, Inc. (a)	5,144	156
Merit Medical Systems, Inc. (a)	6,929	376
Merrimack Pharmaceuticals, Inc. (a)	1,773	11
Mersana Therapeutics, Inc. (a)	12,537	58
Mesa Laboratories, Inc.	556	113
Metacrine, Inc. (a)	5,132	3
Microbot Medical, Inc. (a)	921	5
Minerva Neurosciences, Inc. (a)	713	2

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Minerva Surgical, Inc. (a)	1,176	$3
Miromatrix Medical, Inc. (a)	2,024	8
Mirum Pharmaceuticals, Inc. (a)	2,819	55
ModivCare, Inc. (a)	1,601	135
Molecular Templates, Inc. (a)	3,405	3
Moleculin Biotech, Inc. (a)	3,816	6
Monte Rosa Therapeutics, Inc. (a) (b)	3,083	30
Morphic Holding, Inc. (a)	3,496	76
MSP Recovery, Inc. (a) (b) (f)	439,886	941
Multiplan Corp. (a) (b)	35,009	192
Mustang Bio, Inc. (a)	8,099	5
MyMD Pharmaceuticals, Inc. (a)	4,813	10
Myriad Genetics, Inc. (a)	9,369	170
NanoString Technologies, Inc. (a)	5,088	65
NantHealth, Inc. (a)	4,385	2
Natera, Inc. (a)	12,720	451
National HealthCare Corp. (c)	1,914	134
National Research Corp.	1,559	60
Natus Medical, Inc. (a)	4,083	134
Navidea Biopharmaceuticals, Inc. (a)	3,115	2
Nektar Therapeutics (a)	15,440	59
Neogen Corp. (a)	12,007	289
NeoGenomics, Inc. (a)	13,846	113
Neoleukin Therapeutics, Inc. (a) (b)	4,539	5
Neurocrine Biosciences, Inc. (a)	12,219	1,191
NeuroMetrix, Inc. (a) (b)	1,004	4
Neuronetics, Inc. (a)	3,574	11
NeuroPace, Inc. (a)	1,903	9
Nevro Corp. (a)	3,964	174
NexImmune, Inc. (a)	2,312	4
NextCure, Inc. (a)	3,003	14
NextGen Healthcare, Inc. (a)	6,791	118
NGM Biopharmaceuticals, Inc. (a)	6,682	86
Nkarta, Inc. (a) (b)	5,850	72
Northwest Biotherapeutics, Inc. (a) (b)	132,727	84
Novan, Inc. (a)	2,842	7
Novavax, Inc. (a) (b)	10,319	531
Nurix Therapeutics, Inc. (a)	5,622	71
Nutex Health, Inc. (a) (b)	44,422	143
Nuvalent, Inc. Class A (a) (b)	1,359	18
NuVasive, Inc. (a)	6,581	324
Oak Street Health, Inc. (a)	14,902	245
Ocugen, Inc. (a) (b)	28,781	65
Ocular Therapeutix, Inc. (a)	10,137	41
Ocuphire Pharma, Inc. (a)	2,395	5
Olema Pharmaceuticals, Inc. (a)	2,723	11
Omega Therapeutics, Inc. (a)	2,085	8
Omeros Corp. (a) (b)	8,285	23
Omnicell, Inc. (a)	5,280	601
Oncocyte Corp. (a)	15,151	14
Onconova Therapeutics, Inc. (a)	2,790	4
OncoSec Medical, Inc. (a)	2,710	2

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oncternal Therapeutics, Inc. (a)	6,043	$7
Ontrak, Inc. (a) (b)	1,643	2
OpGen, Inc. (a)	6,542	4
Opiant Pharmaceuticals, Inc. (a)	681	8
OPKO Health, Inc. (a)	67,972	172
Optinose, Inc. (a)	5,576	20
Option Care Health, Inc. (a)	14,418	401
Oragenics, Inc. (a)	14,717	5
Oramed Pharmaceuticals, Inc. (a) (b)	5,202	24
OraSure Technologies, Inc. (a)	7,941	22
Organogenesis Holdings, Inc. (a)	9,253	45
Orgenesis, Inc. (a)	3,245	8
ORIC Pharmaceuticals, Inc. (a)	3,939	18
Orthofix Medical, Inc. (a)	2,211	52
OrthoPediatrics Corp. (a)	1,536	66
Osmotica Pharmaceuticals PLC (a)	6,105	8
Otonomy, Inc. (a)	7,678	16
Outlook Therapeutics, Inc. (a) (b)	19,044	19
Outset Medical, Inc. (a)	5,305	79
Ovid Therapeutics, Inc. (a)	8,311	18
Owens & Minor, Inc.	8,127	256
Owlet, Inc. (a)	10,682	18
Oyster Point Pharma, Inc. (a) (b)	2,399	10
Pacific Biosciences of California, Inc. (a) (b)	20,804	92
Pacira BioSciences, Inc. (a)	4,916	287
Palatin Technologies, Inc. (a)	30,605	9
Paragon 28, Inc. (a) (b)	3,545	56
Paratek Pharmaceuticals, Inc. (a)	7,272	14
Pardes Biosciences, Inc. (a)	8,056	25
Passage Bio, Inc. (a)	6,257	15
Patterson Cos., Inc. (c)	9,463	287
PAVmed, Inc. (a)	11,742	11
PDL BioPharma, Inc. (a) (b) (d) (e)	17,605	26
PDS Biotechnology Corp. (a)	3,638	13
Pear Therapeutics, Inc. (a)	5,628	9
Penumbra, Inc. (a)	3,759	468
PepGen, Inc. (a)	1,260	12
Personalis, Inc. (a)	3,640	13
PetIQ, Inc. (a)	956	16
PhaseBio Pharmaceuticals, Inc. (a) (b)	5,474	3
Phathom Pharmaceuticals, Inc. (a)	3,021	25
Phibro Animal Health Corp. Class A	1,822	35
Phreesia, Inc. (a)	5,256	131
Pieris Pharmaceuticals, Inc. (a)	9,887	18
Pliant Therapeutics, Inc. (a) (b)	2,949	24
PLx Pharma, Inc. (a)	3,213	8
PMV Pharmaceuticals, Inc. (a) (b)	4,931	70
Point Biopharma Global, Inc. (a) (b)	11,395	78
Poseida Therapeutics, Inc. (a)	4,317	11
Praxis Precision Medicines, Inc. (a) (b)	3,774	9
Precigen, Inc. (a)	14,589	20
Precipio, Inc. (a)	3,160	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Precision BioSciences, Inc. (a) (b)	12,088	$19
Predictive Oncology, Inc. (a)	9,109	4
Prelude Therapeutics, Inc. (a) (b)	2,347	12
Premier, Inc. Class A	16,410	585
Prestige Consumer Healthcare, Inc. (a)	5,935	349
Privia Health Group, Inc. (a)	7,478	218
PROCEPT BioRobotics Corp. (a) (b)	5,710	187
Pro-Dex, Inc. (a)	368	6
Progenity, Inc. (a) (b)	23,806	17
Progyny, Inc. (a)	8,656	251
Prometheus Biosciences, Inc. (a)	2,314	65
ProPhase Labs, Inc.	1,829	23
Protagonist Therapeutics, Inc. (a)	5,128	41
Protalix BioTherapeutics, Inc. (a) (b)	5,885	6
Protara Therapeutics, Inc. (a)	1,393	4
Provention Bio, Inc. (a) (b)	8,458	34
Psychemedics Corp.	709	4
PTC Therapeutics, Inc. (a)	8,018	321
Pulmatrix, Inc. (a)	449	2
Pulmonx Corp. (a)	3,756	55
Pulse Biosciences, Inc. (a) (b)	3,129	5
Puma Biotechnology, Inc. (a) (b)	5,119	15
Pyxis Oncology, Inc. (a)	2,215	5
Qualigen Therapeutics, Inc. (a)	4,663	3
Quanterix Corp. (a)	4,461	72
QuidelOrtho Corp. (a)	5,817	565
R1 RCM, Inc. (a)	19,647	412
RadNet, Inc. (a)	6,320	109
Rain Therapeutics, Inc. (a)	1,008	6
Rallybio Corp. (a)	1,402	11
Rani Therapeutics Holdings, Inc. (a)	969	10
Rapid Micro Biosystems, Inc. Class A (a)	1,121	5
RAPT Therapeutics, Inc. (a)	2,376	43
Reata Pharmaceuticals, Inc. Class A (a)	2,613	79
Recro Pharma, Inc. (a)	6,684	5
Recursion Pharmaceuticals, Inc. Class A (a)	3,366	27
REGENXBIO, Inc. (a)	4,425	109
Regulus Therapeutics, Inc. (a)	1,784	4
Relay Therapeutics, Inc. (a)	9,159	153
Relmada Therapeutics, Inc. (a)	3,667	70
Reneo Pharmaceuticals, Inc. (a)	1,651	4
Renovacor, Inc. (a)	1,360	3
Repligen Corp. (a)	6,232	1,012
Replimune Group, Inc. (a)	4,207	74
ReShape Lifesciences, Inc. (a)	2,496	1
Retractable Technologies, Inc. (a)	1,991	8
Revance Therapeutics, Inc. (a)	7,873	109
REVOLUTION Medicines, Inc. (a)	7,719	150
Rhythm Pharmaceuticals, Inc. (a) (b)	4,674	19
Rigel Pharmaceuticals, Inc. (a) (b)	18,853	21
Rocket Pharmaceuticals, Inc. (a)	8,787	121
Royalty Pharma PLC Class A	11,090	466

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rubius Therapeutics, Inc. (a)	4,057	$3
RxSight, Inc. (a) (b)	2,474	35
SAB Biotherapeutics, Inc. (a)	3,502	5
Sage Therapeutics, Inc. (a)	6,225	201
Sana Biotechnology, Inc. (a) (b)	12,524	81
Sangamo Therapeutics, Inc. (a)	15,868	66
Sarepta Therapeutics, Inc. (a)	11,556	866
Satsuma Pharmaceuticals, Inc. (a)	3,326	14
Savara, Inc. (a)	11,055	17
Scholar Rock Holding Corp. (a) (b)	4,134	23
Schrodinger, Inc. (a)	1,601	42
Science 37 Holdings, Inc. (a)	10,745	22
scPharmaceuticals, Inc. (a)	3,001	14
SCYNEXIS, Inc. (a)	4,349	8
Seagen, Inc. (a)	24,307	4,301
Seaspine Holdings Corp. (a)	4,603	26
Second Sight Medical Products, Inc. (a)	4,154	8
Seelos Therapeutics, Inc. (a)	14,010	10
Seer, Inc. (a)	1,314	12
Select Medical Holdings Corp.	10,461	247
Selecta Biosciences, Inc. (a)	17,062	22
Sellas Life Sciences Group, Inc. (a)	2,684	6
Sema4 Holdings Corp. (a)	33,386	42
Sensei Biotherapeutics, Inc. (a) (b)	2,415	5
Senseonics Holdings, Inc. (a) (b)	57,267	59
Sensus Healthcare, Inc. (a)	1,993	15
Seres Therapeutics, Inc. (a)	7,257	25
Sesen Bio, Inc. (a) (b)	26,339	21
Sharecare, Inc. (a) (b)	41,331	65
Shattuck Labs, Inc. (a)	4,704	19
Shockwave Medical, Inc. (a)	3,873	740
SI-BONE, Inc. (a)	4,194	55
Sientra, Inc. (a) (b)	7,833	7
Sierra Oncology, Inc. (a)	2,369	130
SIGA Technologies, Inc. (b)	6,104	71
Sight Sciences, Inc. (a) (b)	2,810	25
Signify Health, Inc. Class A (a)	3,611	50
Silk Road Medical, Inc. (a)	4,145	151
Silverback Therapeutics, Inc. (a)	4,100	17
Simulations Plus, Inc.	1,620	80
Singular Genomics Systems, Inc. (a)	5,059	19
SmileDirectClub, Inc. (a) (b)	8,207	9
Solid Biosciences, Inc. (a)	11,728	7
SomaLogic, Inc. (a) (b)	22,792	103
Sonendo, Inc. (a)	2,376	4
Sotera Health Co. (a) (b)	15,098	296
Spectrum Pharmaceuticals, Inc. (a) (b)	21,251	17
Spero Therapeutics, Inc. (a)	3,783	3
SpringWorks Therapeutics, Inc. (a)	4,722	116
Spruce Biosciences, Inc. (a)	1,520	3
SQZ Biotechnologies Co. (a)	2,018	6
STAAR Surgical Co. (a)	5,241	372

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Stereotaxis, Inc. (a)	9,441	$17
Stoke Therapeutics, Inc. (a)	3,470	46
Strata Skin Sciences, Inc. (a)	3,172	3
Streamline Health Solutions, Inc. (a)	6,353	8
Supernus Pharmaceuticals, Inc. (a)	6,379	184
Surface Oncology, Inc. (a)	5,985	10
Surgalign Holdings, Inc. (a)	793	3
Surgery Partners, Inc. (a)	4,422	128
Surmodics, Inc. (a)	1,673	62
Surrozen, Inc. (a)	3,357	10
Sutro Biopharma, Inc. (a)	5,408	28
Syndax Pharmaceuticals, Inc. (a)	7,427	143
Syneos Health, Inc. (a)	13,114	940
Synlogic, Inc. (a)	6,910	8
Synthetic Biologics, Inc. (a)	22,035	5
Syros Pharmaceuticals, Inc. (a)	6,089	6
T2 Biosystems, Inc. (a)	23,159	4
Tabula Rasa Healthcare, Inc. (a) (b)	2,689	7
Tactile Systems Technology, Inc. (a)	1,710	12
Talaris Therapeutics, Inc. (a)	3,555	16
Talkspace, Inc. (a)	14,383	24
Tandem Diabetes Care, Inc. (a)	7,100	420
Tango Therapeutics, Inc. (a) (b)	7,039	32
Tarsus Pharmaceuticals, Inc. (a)	1,999	29
Taysha Gene Therapies, Inc. (a)	3,021	11
TCR2 Therapeutics, Inc. (a) (b)	5,091	15
Tela Bio, Inc. (a)	1,209	9
Teladoc Health, Inc. (a)	18,342	609
Tempest Therapeutics, Inc. (a)	1,321	3
Tenaya Therapeutics, Inc. (a)	3,020	17
Tenet Healthcare Corp. (a)	13,620	716
Terns Pharmaceuticals, Inc. (a)	2,097	5
TFF Pharmaceuticals, Inc. (a)	3,067	17
The Ensign Group, Inc.	6,704	493
The Joint Corp. (a)	1,728	26
The Oncology Institute, Inc. (a)	1,031	5
The Pennant Group, Inc. (a)	2,447	31
TherapeuticsMD, Inc. (a)	1,086	11
Theseus Pharmaceuticals, Inc. (a) (b)	1,904	11
Tilray, Inc. Class 2 (a) (b)	45,246	141
Timber Pharmaceuticals, Inc. (a)	8,499	3
Tonix Pharmaceuticals Holding Corp. (a) (b)	2,635	4
Tracon Pharmaceuticals, Inc. (a)	2,597	5
TransMedics Group, Inc. (a)	2,636	83
Travere Therapeutics, Inc. (a)	7,853	190
Treace Medical Concepts, Inc. (a)	5,981	86
Trevena, Inc. (a)	21,857	9
Tricida, Inc. (a) (b)	5,530	54
TScan Therapeutics, Inc. (a)	947	3
Turning Point Therapeutics, Inc. (a)	6,002	452
Twist Bioscience Corp. (a)	6,009	210
Tyme Technologies, Inc. (a)	16,693	5

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tyra Biosciences, Inc. (a) (b)	1,820	$13
U.S. Physical Therapy, Inc.	1,170	128
Ultragenyx Pharmaceutical, Inc. (a)	7,468	446
United Therapeutics Corp. (a)	5,475	1,290
UNITY Biotechnology, Inc. (a)	8,261	5
UroGen Pharma Ltd. (a) (b)	2,201	18
Utah Medical Products, Inc.	350	30
Vaccinex, Inc. (a)	5,575	6
Vanda Pharmaceuticals, Inc. (a)	6,270	68
Vapotherm, Inc. (a) (b)	3,025	8
Varex Imaging Corp. (a)	4,307	92
Vaxart, Inc. (a) (b)	16,698	58
Vaxcyte, Inc. (a)	5,900	128
Vaxxinity, Inc. Class A (a)	4,758	7
Veeva Systems, Inc. Class A (a)	13,922	2,757
Ventyx Biosciences, Inc. (a) (b)	2,573	31
Venus Concept, Inc. (a)	4,317	2
Vera Therapeutics, Inc. (a)	2,055	28
Veracyte, Inc. (a)	6,827	136
Verastem, Inc. (a)	24,609	29
Vericel Corp. (a)	4,503	113
Verrica Pharmaceuticals, Inc. (a) (b)	1,664	3
Verve Therapeutics, Inc. (a)	3,761	57
Vicarious Surgical, Inc. (a)	9,199	27
Viemed Healthcare, Inc. (a)	4,376	24
Vigil Neuroscience, Inc. (a)	995	3
Viking Therapeutics, Inc. (a)	9,241	27
Vir Biotechnology, Inc. (a)	11,531	294
Viracta Therapeutics, Inc. (a)	3,899	15
Viridian Therapeutics, Inc. (a) (b)	3,219	37
Virios Therapeutics, Inc. (a)	1,067	5
Vivos Therapeutics, Inc. (a)	2,523	3
Vor BioPharma, Inc. (a)	3,488	17
Voyager Therapeutics, Inc. (a)	3,945	23
Vyant Bio, Inc. (a)	3,183	3
Vyne Therapeutics, Inc. (a)	7,322	3
Werewolf Therapeutics, Inc. (a)	1,401	6
X4 Pharmaceuticals, Inc. (a)	3,639	3
XBiotech, Inc.	2,311	13
Xencor, Inc. (a)	4,518	124
Xeris Biopharma Holdings, Inc. (a) (b)	16,755	26
Xilio Therapeutics, Inc. (a)	1,970	6
XOMA Corp. (a)	1,478	33
Y-mAbs Therapeutics, Inc. (a)	4,485	68
Zentalis Pharmaceuticals, Inc. (a)	5,185	146
Zimvie, Inc. (a)	3,482	56
ZIOPHARM Oncology, Inc. (a) (b) (c)	26,090	32
Zomedica Corp. (a) (b)	132,141	29
Zynerba Pharmaceuticals, Inc. (a)	5,636	6
		87,736

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (14.0%):
AAON, Inc.	4,699	$257
AAR Corp. (a)	4,205	176
ABM Industries, Inc.	7,986	347
Acacia Research Corp. (a)	5,343	27
ACCO Brands Corp.	12,536	82
Acme United Corp.	383	12
Acuity Brands, Inc.	3,839	591
ADT, Inc.	35,648	219
Advanced Drainage Systems, Inc.	11,140	1,003
AECOM	15,455	1,008
Aerojet Rocketdyne Holdings, Inc. (a)	9,610	390
AeroVironment, Inc. (a)	2,802	230
AGCO Corp.	8,065	796
Agrify Corp. (a)	3,327	7
Air Industries Group (a)	3,218	2
Air Lease Corp.	13,861	463
Air T, Inc.	218	4
Air Transport Services Group, Inc. (a)	8,464	243
Alamo Group, Inc.	1,178	137
Albany International Corp.	3,109	245
Alight, Inc. Class A (a) (b)	50,078	338
Allegiant Travel Co. (a)	1,886	213
Allied Motion Technologies, Inc.	1,962	45
Allison Transmission Holdings, Inc.	10,637	409
Alta Equipment Group, Inc. (a)	2,920	26
Altra Industrial Motion Corp.	8,501	300
AMERCO, Inc.	1,407	673
Ameresco, Inc. Class A (a)	2,913	133
American Superconductor Corp. (a)	3,248	17
American Woodmark Corp. (a)	1,678	76
Apogee Enterprises, Inc. (c)	2,357	92
Applied Industrial Technologies, Inc.	4,268	410
Aqua Metals, Inc. (a)	9,691	8
ARC Document Solutions, Inc.	5,473	14
ArcBest Corp.	2,926	206
Archer Aviation, Inc. Class A (a) (b)	16,437	51
Arcosa, Inc.	5,771	268
Argan, Inc.	1,916	72
Aris Water Solution, Inc. Class A	2,485	41
Armstrong World Industries, Inc.	4,884	366
Array Technologies, Inc. (a)	18,355	202
ASGN, Inc. (a)	5,745	518
Astec Industries, Inc.	2,697	110
Astra Space, Inc. (a) (b)	23,378	30
Astronics Corp. (a) (c)	2,779	28
Astrotech Corp. (a)	6,175	3
Atkore, Inc. (a)	5,271	438
Atlas Air Worldwide Holdings, Inc. (a)	3,091	191
Aurora Innovation, Inc. (a) (b)	83,064	159
Avis Budget Group, Inc. (a) (c)	4,682	689
Axon Enterprise, Inc. (a)	9,079	846
AZZ, Inc.	2,603	106

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Babcock & Wilcox Enterprises, Inc. (a)	7,279	$44
Barnes Group, Inc.	5,272	164
Barrett Business Services, Inc.	897	65
Beacon Roofing Supply, Inc. (a)	6,085	313
Berkshire Grey, Inc. (a)	21,246	31
Bird Global, Inc. Class A (a) (b)	25,846	11
BitNile Holdings, Inc. (a) (b)	40,474	11
BlackSky Technology, Inc. (a)	9,487	22
Blink Charging Co. (a) (b)	4,925	81
Bloom Energy Corp. Class A (a)	2,502	41
BlueLinx Holdings, Inc. (a)	1,277	85
Boise Cascade Co.	4,712	280
Booz Allen Hamilton Holding Corp.	15,042	1,359
Bowman Consulting Group Ltd. (a)	1,395	17
Brady Corp. Class A	4,810	227
BrightView Holdings, Inc. (a)	6,011	72
Broadwind, Inc. (a)	2,571	4
Builders FirstSource, Inc. (a)	20,630	1,108
BWX Technologies, Inc.	11,531	635
CACI International, Inc. Class A (a)	2,666	751
Cadre Holdings, Inc. (b)	1,566	31
Capstone Green Energy Corp. (a)	2,146	5
Carlisle Cos., Inc.	6,320	1,508
Casella Waste Systems, Inc. (a)	5,480	398
CBIZ, Inc. (a)	6,887	275
CECO Environmental Corp. (a)	3,952	24
Charah Solutions, Inc. (a)	2,229	8
ChargePoint Holdings, Inc. (a) (b)	28,787	394
Chart Industries, Inc. (a)	4,117	689
Chicago Rivet & Machine Co.	124	4
CIRCOR International, Inc. (a)	2,107	35
Civeo Corp. (a)	1,793	46
Clean Harbors, Inc. (a)	6,653	583
Columbus McKinnon Corp.	3,766	107
Comfort Systems USA, Inc.	4,349	362
Commercial Vehicle Group, Inc. (a)	4,075	24
Construction Partners, Inc. Class A (a)	1,626	34
Core & Main, Inc. Class A (a)	4,838	108
Cornerstone Building Brands, Inc. (a)	9,126	224
CoStar Group, Inc. (a) (c)	51,763	3,127
Covenant Logistics Group, Inc. Class A	1,623	41
CRA International, Inc.	882	79
Crane Holdings Co.	5,671	497
CSW Industrials, Inc.	1,895	195
Curtiss-Wright Corp.	4,916	649
Daseke, Inc. (a)	6,153	39
Deluxe Corp.	5,135	111
DLH Holdings Corp. (a)	1,692	26
Donaldson Co., Inc.	14,582	702
Douglas Dynamics, Inc.	2,349	68
Driven Brands Holdings, Inc. (a)	7,531	207
DSS, Inc. (a)	8,918	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ducommun, Inc. (a)	1,591	$68
Dun & Bradstreet Holdings, Inc. (a)	33,538	504
DXP Enterprises, Inc. (a)	2,045	63
Dycom Industries, Inc. (a)	3,738	348
Eagle Bulk Shipping, Inc.	1,752	91
EMCOR Group, Inc.	5,821	599
Encore Wire Corp.	2,358	245
Energous Corp. (a) (b)	10,069	10
Energy Recovery, Inc. (a)	7,153	139
Energy Vault Holdings, Inc. (a) (b)	10,523	105
Enerpac Tool Group Corp.	5,701	108
EnerSys	5,217	308
Ennis, Inc. (c)	3,383	68
Enovix Corp. (a) (b)	16,083	143
EnPro Industries, Inc.	2,485	204
Esab Corp.	5,989	262
ESCO Technologies, Inc.	2,726	186
Espey Manufacturing & Electronics Corp. (a)	242	3
ESS Tech, Inc. (a) (b)	8,365	24
Eve Holding, Inc. (a) (b)	2,601	16
EVI Industries, Inc. (a)	459	5
Evoqua Water Technologies Corp. (a)	16,016	521
Exponent, Inc.	5,826	533
Fast Radius, Inc. (a)	8,642	5
Fathom Digital Manufacturing C (a)	11,197	43
Federal Signal Corp.	7,324	261
First Advantage Corp. (a)	6,019	76
Flowserve Corp.	15,417	441
Fluence Energy, Inc. (a) (b)	4,333	41
Fluor Corp. (a)	16,758	408
Forrester Research, Inc. (a)	1,354	65
Forward Air Corp.	3,247	299
Franklin Covey Co. (a)	1,775	82
Franklin Electric Co., Inc.	4,621	339
FreightCar America, Inc. (a)	1,860	7
Frontier Group Holdings, Inc. (a) (b)	5,197	49
FTC Solar, Inc. (a)	6,031	22
FTI Consulting, Inc. (a)	3,343	605
Fuel Tech, Inc. (a)	3,194	4
FuelCell Energy, Inc. (a) (b)	47,905	180
Gates Industrial Corp. PLC (a)	13,833	150
GATX Corp.	3,703	349
GEE Group, Inc. (a)	13,625	7
Gencor Industries, Inc. (a)	1,300	13
Gibraltar Industries, Inc. (a)	3,503	136
Global Industrial Co.	2,132	72
GMS, Inc. (a)	4,717	210
Graco, Inc.	21,871	1,299
GrafTech International Ltd.	27,417	194
Graham Corp.	1,392	10
Granite Construction, Inc.	4,908	143
Great Lakes Dredge & Dock Corp. (a)	8,633	113

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Griffon Corp.	5,770	$162
GXO Logistics, Inc. (a)	16,135	698
H&E Equipment Services, Inc.	4,472	130
Harsco Corp. (a)	8,927	63
Hawaiian Holdings, Inc. (a)	5,409	77
Healthcare Services Group	8,322	145
Heartland Express, Inc.	4,326	60
HEICO Corp.	6,048	793
HEICO Corp. Class A	10,299	1,085
Heidrick & Struggles International, Inc.	2,357	76
Heliogen, Inc. (a) (b)	25,190	53
Helios Technologies, Inc.	3,334	221
Herc Holdings, Inc.	3,991	360
Heritage-Crystal Clean, Inc. (a)	2,287	62
Hexcel Corp.	10,155	531
Hillenbrand, Inc.	7,859	322
Hillman Solutions Corp. (a)	14,725	127
HireRight Holdings Corp. (a)	3,125	44
HNI Corp.	4,467	155
Hub Group, Inc. Class A (a)	3,678	261
Hubbell, Inc.	6,484	1,158
Hudson Global, Inc. (a)	309	10
Hudson Technologies, Inc. (a)	4,986	37
Hurco Cos., Inc.	852	21
Huron Consulting Group, Inc. (a)	2,600	169
Hydrofarm Holdings Group, Inc. (a) (b)	4,162	14
Hyster-Yale Materials Handling, Inc.	1,734	56
Hyzon Motors, Inc. (a) (b)	12,886	38
IAA, Inc. (a)	16,379	537
IBEX Ltd. (a)	751	13
ICF International, Inc.	2,483	236
Ideal Power, Inc. (a)	790	10
IES Holdings, Inc. (a)	2,922	88
Infrastructure And Energy Alternatives, Inc. Class A (a) (b)	6,382	51
INNOVATE Corp. (a) (b)	6,392	11
Innovative Solutions & Support, Inc. (a)	1,652	12
Insperity, Inc.	4,145	414
Insteel Industries, Inc.	2,132	72
Interface, Inc.	5,432	68
ITT, Inc.	7,626	513
JELD-WEN Holding, Inc. (a)	7,830	114
JetBlue Airways Corp. (a)	36,952	309
Joby Aviation, Inc. (a) (b)	34,077	167
John Bean Technologies Corp.	3,306	365
Kadant, Inc.	1,541	281
Kaman Corp.	3,303	103
KAR Auction Services, Inc. (a)	12,635	187
Karat Packaging, Inc. (a)	781	13
KBR, Inc.	15,881	768
Kelly Services, Inc. Class A	3,836	76
Kennametal, Inc.	9,172	213
Kforce, Inc.	2,525	155

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Kimball International, Inc. Class B	4,580	$35
Kirby Corp. (a)	6,778	412
Knightscope, Inc. Class A (a)	3,819	11
Knight-Swift Transportation Holdings, Inc.	21,184	981
Korn Ferry	6,438	374
Kratos Defense & Security Solutions, Inc. (a)	15,102	210
Landstar System, Inc.	3,965	577
Lawson Products, Inc. (a)	2,709	139
LB Foster Co. Class A (a)	1,440	19
Legalzoom.com, Inc. (a) (b)	13,080	144
Lennox International, Inc.	4,239	876
Limbach Holdings, Inc. (a)	1,276	7
Lincoln Electric Holdings, Inc.	7,102	876
Lindsay Corp.	1,235	164
LSI Industries, Inc.	3,222	20
Lyft, Inc. Class A (a)	5,387	72
ManpowerGroup, Inc.	5,855	447
ManTech International Corp. Class A	3,208	306
Markforged Holding Corp. (a)	8,977	17
Marten Transport Ltd.	6,909	116
MasTec, Inc. (a)	7,465	535
Mastech Digital, Inc. (a)	360	5
Matrix Service Co. (a)	3,502	18
Matson, Inc.	4,558	332
Matthews International Corp. Class A	3,432	98
Maxar Technologies, Inc.	9,632	251
Mayville Engineering Co., Inc. (a)	1,848	14
McGrath RentCorp	3,046	232
Mercury Systems, Inc. (a)	6,969	448
Meritor, Inc. (a)	7,965	289
Mesa Air Group, Inc. (a)	4,367	10
Microvast Holdings, Inc. (a) (b)	18,577	41
Miller Industries, Inc.	1,398	32
MillerKnoll, Inc.	8,839	232
Mistras Group, Inc. (a)	2,974	18
Momentus, Inc. (a)	7,008	15
Montrose Environmental Group, Inc. (a)	3,629	123
Moog, Inc. Class A	3,233	257
MRC Global, Inc. (a)	9,736	97
MSA Safety, Inc.	4,202	509
MSC Industrial Direct Co., Inc.	4,551	342
Mueller Industries, Inc.	6,876	366
Mueller Water Products, Inc. Class A	17,648	207
MYR Group, Inc. (a)	1,865	164
National Presto Industries, Inc.	617	41
Nikola Corp. (a) (b)	43,186	206
Nl Industries, Inc.	1,167	12
NN, Inc. (a)	4,749	12
Northwest Pipe Co. (a)	1,213	36
NOW, Inc. (a)	13,221	129
NuScale Power Corp. (a) (b)	4,335	43
nVent Electric PLC	21,499	674

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ocean Power Technologies, Inc. (a)	7,853	$4
Odyssey Marine Exploration, Inc. (a) (b)	2,321	8
Omega Flex, Inc.	271	29
Orbital Energy Group, Inc. (a)	12,490	8
Orion Energy Systems, Inc. (a)	4,151	8
Orion Group Holdings, Inc. (a)	3,618	8
Oshkosh Corp.	7,026	577
Owens Corning	12,411	922
PAM Transportation Services, Inc. (a)	940	26
Park Aerospace Corp.	2,473	32
Park-Ohio Holdings Corp.	1,026	16
Parsons Corp. (a)	14,282	577
Performant Financial Corp. (a)	9,454	25
Perma-Fix Environmental Services (a)	1,566	8
Perma-Pipe International Holdings, Inc. (a)	1,079	10
PGT Innovations, Inc. (a)	6,651	111
Pineapple Holdings, Inc.	796	2
Pitney Bowes, Inc.	20,466	74
Planet Labs PBC (a) (b)	28,978	125
Plug Power, Inc. (a) (b)	69,027	1,144
Polar Power, Inc. (a)	1,008	3
Powell Industries, Inc.	1,111	26
Preformed Line Products Co.	439	27
Primoris Services Corp.	6,969	152
Proto Labs, Inc. (a)	2,745	131
Quad/Graphics, Inc. (a)	4,063	11
Quanex Building Products Corp.	3,941	90
Quest Resource Holding Corp. (a)	1,955	8
RBC Bearings, Inc. (a)	3,207	593
RCM Technologies, Inc. (a)	1,126	23
Red Violet, Inc. (a) (b)	1,560	30
Redwire Corp. (a)	2,384	7
Regal Rexnord Corp.	7,625	866
Rekor Systems, Inc. (a) (b)	5,814	10
Resideo Technologies, Inc. (a)	17,363	337
Resources Connection, Inc.	4,001	82
REV Group, Inc.	4,953	54
Rocket Lab USA, Inc. (a)	22,805	86
Romeo Power, Inc. (a) (b)	15,297	7
Rush Enterprises, Inc. Class A	4,179	201
Rush Enterprises, Inc. Class B	940	47
Ryder System, Inc.	6,539	465
Saia, Inc. (a)	3,118	586
Sarcos Technology and Robotics Corp. (a) (b)	9,942	26
Schneider National, Inc. Class B	5,500	123
Science Applications International Corp.	7,245	675
SES AI Corp. (a) (b)	42,517	167
SG Blocks, Inc. (a)	1,504	3
Shapeways Holdings, Inc. (a) (b)	2,477	3
Shoals Technologies Group, Inc. Class A (a)	10,803	178
Simpson Manufacturing Co., Inc.	4,912	494
Sino-Global Shipping America Ltd. (a) (b)	2,873	9

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SiteOne Landscape Supply, Inc. (a)	4,546	$540
SkyWest, Inc. (a)	5,538	118
SP Plus Corp. (a)	3,073	94
Spirit AeroSystems Holdings, Inc. Class A	14,016	411
Spirit Airlines, Inc. (a)	14,344	342
SPX Corp. (a)	4,883	258
Standex International Corp.	1,358	115
Steelcase, Inc. Class A	10,453	112
Stericycle, Inc. (a)	10,350	454
Sterling Check Corp. (a)	3,518	57
Sterling Infrastructure, Inc. (a)	3,955	87
Sun Country Airlines Holdings, Inc. (a)	4,643	85
Sunrun, Inc. (a)	26,565	621
Sunworks, Inc. (a)	4,295	7
Taylor Devices, Inc. (a)	380	3
Tennant Co.	1,986	118
Terex Corp.	8,666	237
Tetra Tech, Inc.	6,789	927
Textainer Group Holdings Ltd.	6,072	166
The AZEK Co., Inc. (a)	4,578	77
The Brink's Co.	5,616	341
The Eastern Co.	695	14
The Gorman-Rupp Co.	3,229	91
The Greenbrier Cos., Inc.	3,893	140
The LS Starrett Co. Class A (a)	716	5
The Manitowoc Co., Inc. (a)	4,318	45
The Middleby Corp. (a)	7,030	881
The Shyft Group, Inc.	4,383	81
The Timken Co.	9,061	481
The Toro Co.	12,675	961
Thermon Group Holdings, Inc. (a)	3,516	49
Titan International, Inc. (a)	7,747	117
Titan Machinery, Inc. (a)	2,729	61
TPI Composites, Inc. (a)	4,869	61
TransUnion	23,785	1,903
Trex Co., Inc. (a)	14,631	796
TriNet Group, Inc. (a)	5,774	448
Trinity Industries, Inc.	8,782	213
Triumph Group, Inc. (a)	6,084	81
TrueBlue, Inc. (a)	3,647	65
TuSimple Holdings, Inc. Class A (a) (b)	4,701	34
Tutor Perini Corp. (a)	5,612	49
Twin Disc, Inc. (a)	1,440	13
Uber Technologies, Inc. (a)	256,526	5,249
UFP Industries, Inc.	7,414	505
Ultralife Corp. (a)	2,131	10
UniFirst Corp.	1,587	273
Univar Solutions, Inc. (a)	18,069	449
Universal Logistics Holdings, Inc.	1,042	28
Upwork, Inc. (a)	15,846	328
USA Truck, Inc. (a)	1,090	34
Valmont Industries, Inc.	2,606	585
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Vectrus, Inc. (a)	1,364	$46
Veritiv Corp. (a)	1,777	193
Viad Corp. (a)	2,461	68
Vicor Corp. (a)	2,342	128
VirTra, Inc. (a)	1,520	7
Vivakor, Inc. (a)	1,734	4
VSE Corp.	1,295	49
Wabash National Corp.	5,857	80
Watsco, Inc.	3,613	863
Watts Water Technologies, Inc. Class A	2,634	324
Welbilt, Inc. (a)	19,109	455
Werner Enterprises, Inc.	7,130	275
WESCO International, Inc. (a)	5,915	634
Wheels Up Experience, Inc. (a)	23,146	45
Willdan Group, Inc. (a)	1,560	43
Williams Industrial Services Group, Inc. (a)	3,173	4
Willis Lease Finance Corp. (a)	322	12
WillScot Mobile Mini Holdings Corp. (a)	18,341	595
Woodward, Inc.	6,306	583
Xos, Inc. (a)	8,047	15
XPO Logistics, Inc. (a)	13,412	646
Yellow Corp. (a)	6,805	20
Zurn Water Solutions Corp.	15,396	419
		96,674
Information Technology (16.9%):
3D Systems Corp. (a)	15,749	153
8x8, Inc. (a)	12,292	63
908 Devices, Inc. (a)	3,135	65
A10 Networks, Inc.	8,843	127
ACI Worldwide, Inc. (a)	14,352	372
ACM Research, Inc. Class A (a)	999	17
ACV Auctions, Inc. Class A (a)	2,429	16
ADTRAN, Inc.	5,866	103
Advanced Energy Industries, Inc.	4,539	331
Aehr Test Systems (a) (b)	3,784	28
AEye, Inc. (a)	17,464	33
Affirm Holdings, Inc. (a) (b)	3,615	65
AgileThought, Inc. (a) (b)	4,469	23
Agilysys, Inc. (a)	2,852	135
Airgain, Inc. (a)	1,347	11
Airspan Networks Holdings, Inc. (a)	4,168	12
Akoustis Technologies, Inc. (a) (b)	7,470	28
Alarm.com Holdings, Inc. (a)	5,279	327
Alkami Technology, Inc. (a) (b)	4,322	60
Allegro MicroSystems, Inc. (a)	9,636	199
Alpha & Omega Semiconductor Ltd. (a)	3,234	108
Altair Engineering, Inc. Class A (a)	1,906	100
Alteryx, Inc. Class A (a)	2,107	102
Ambarella, Inc. (a)	5,030	329
American Software, Inc. Class A	2,675	43
Amkor Technology, Inc.	11,004	187

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Amplitude, Inc. Class A (a)	5,014	$72
Amtech Systems, Inc. (a)	1,504	11
Appfolio, Inc. Class A (a)	1,863	169
Appian Corp. (a)	1,627	77
Applied Blockchain, Inc. (a)	10,175	11
Applied Optoelectronics, Inc. (a) (b)	3,456	5
AppLovin Corp. Class A (a) (b)	3,692	127
Arlo Technologies, Inc. (a)	9,763	61
Arrow Electronics, Inc. (a)	8,443	946
Arteris, Inc. (a)	2,110	15
Asana, Inc. Class A (a)	4,278	75
Aspen Technology, Inc. (a)	3,931	722
AstroNova, Inc. (a)	917	11
Asure Software, Inc. (a)	2,680	15
Atomera, Inc. (a) (b)	3,124	29
Autoscope Technologies Corp.	562	3
Avalara, Inc. (a)	11,603	819
Avaya Holdings Corp. (a)	10,492	24
AvePoint, Inc. (a)	12,585	55
Aviat Networks, Inc. (a)	1,461	37
Avid Technology, Inc. (a)	4,929	128
AvidXchange Holdings, Inc. (a)	19,172	118
Avnet, Inc.	12,626	541
Aware, Inc. (a)	2,008	5
Axcelis Technologies, Inc. (a)	3,713	204
AXT, Inc. (a)	5,673	33
Azenta, Inc.	9,166	661
Backblaze, Inc. Class A (a) (b)	867	5
Badger Meter, Inc.	3,497	283
Bel Fuse, Inc. Class A	222	5
Bel Fuse, Inc. Class B	993	15
Belden, Inc.	5,099	272
Benchmark Electronics, Inc.	4,147	94
Benefitfocus, Inc. (a) (b)	3,724	29
Benson Hill, Inc. (a) (b)	15,278	42
Bentley Systems, Inc. Class B	1,684	56
BigBear.ai Holdings, Inc. (a) (b)	1,599	6
BigCommerce Holdings, Inc. Class 1 (a)	1,431	23
Bill.com Holdings, Inc. (a)	12,305	1,353
BK Technologies Corp.	2,039	5
Black Knight, Inc. (a)	16,652	1,089
Blackbaud, Inc. (a)	5,431	315
Blackline, Inc. (a)	6,833	455
Blend Labs, Inc. Class A (a)	2,940	7
Block, Inc. (a) (c)	48,028	2,952
BM Technologies, Inc. (a) (b)	1,226	7
Box, Inc. Class A (a)	19,024	478
Boxlight Corp. Class A (a)	8,771	6
Braze, Inc. Class A (a)	1,177	43
Bread Financial Holdings, Inc.	6,085	226
Brightcove, Inc. (a)	4,789	30
BSQUARE Corp. (a)	2,760	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
C3.ai, Inc. Class A (a) (b)	2,240	$41
CalAmp Corp. (a)	3,598	15
Calix, Inc. (a)	7,353	251
Cambium Networks Corp. (a)	1,773	26
Casa Systems, Inc. (a)	5,559	22
Cass Information Systems, Inc.	1,536	52
CCC Intelligent Solutions Holdings, Inc. (a)	8,630	79
CDK Global, Inc.	14,099	772
Cepton, Inc. (a)	9,739	15
Cerence, Inc. (a)	4,419	111
CEVA, Inc. (a)	2,772	93
ChannelAdvisor Corp. (a)	4,026	59
Ciena Corp. (a)	18,379	840
Cipher Mining, Inc. (a)	5,565	8
Cirrus Logic, Inc. (a)	6,150	446
Clear Secure, Inc. Class A (a)	1,897	38
Clearfield, Inc. (a)	1,627	101
ClearSign Technologies Corp. (a)	4,125	5
Clearwater Analytics Holdings, Inc. Class A (a)	4,337	52
Cloudflare, Inc. Class A (a)	5,501	241
CMC Materials, Inc.	3,619	631
Coda Octopus Group, Inc. (a)	734	4
Cognex Corp.	22,454	955
Coherent, Inc. (a)	2,964	789
Cohu, Inc. (a)	5,877	163
CommScope Holding Co., Inc. (a)	24,749	151
CommVault Systems, Inc. (a)	5,641	355
Computer Task Group, Inc. (a)	1,994	17
Comtech Telecommunications Corp.	3,168	29
Concentrix Corp.	4,277	580
Conduent, Inc. (a)	28,773	124
Confluent, Inc. Class A (a)	3,517	82
Consensus Cloud Solutions, Inc. (a)	2,473	108
Core Scientific, Inc. (a) (b)	32,278	48
Corsair Gaming, Inc. (a) (b)	5,765	76
Couchbase, Inc. (a) (b)	2,980	49
Coupa Software, Inc. (a)	9,809	560
CPI Card Group, Inc. (a)	666	11
Crowdstrike Holdings, Inc. Class A (a)	29,667	5,001
CS Disco, Inc. (a) (b)	2,387	43
CSG Systems International, Inc.	3,829	229
CSP, Inc. (a)	492	4
CTS Corp.	3,382	115
CVD Equipment Corp. (a)	806	3
Cvent Holding Corp. (a) (b)	11,495	53
Cyberoptics Corp. (a)	990	35
Cyxtera Technologies, Inc. (a) (b)	13,547	154
Daktronics, Inc. (a)	5,367	16
Data I/O Corp. (a)	1,213	4
Datadog, Inc. Class A (a)	3,540	337
Dave, Inc. (a) (b)	26,651	18
Dell Technologies, Inc. Class C	29,010	1,341

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Diebold Nixdorf, Inc. (a)	9,652	$22
Digi International, Inc. (a)	3,994	97
Digimarc Corp. (a) (b)	2,047	29
Digital Ally, Inc. (a) (b)	6,603	5
DigitalOcean Holdings, Inc. (a) (b)	5,664	234
Diodes, Inc. (a)	5,468	353
DocuSign, Inc. (a)	26,678	1,531
Dolby Laboratories, Inc. Class A	7,654	548
Domo, Inc. Class B (a)	1,300	36
DoubleVerify Holdings, Inc. (a)	6,203	141
Dropbox, Inc. Class A (a)	4,642	97
Duck Creek Technologies, Inc. (a)	8,938	133
Dynatrace, Inc. (a)	26,092	1,029
DZS, Inc. (a)	2,446	40
Eastman Kodak Co. (a)	7,097	33
Ebix, Inc.	2,997	51
eGain Corp. (a)	3,220	31
eMagin Corp. (a)	9,800	6
Embark Technology, Inc. (a)	46,769	24
EMCORE Corp. (a)	4,956	15
Enfusion, Inc. Class A (a) (b)	2,225	23
EngageSmart, Inc. (a)	4,114	66
Entegris, Inc.	16,036	1,477
Envestnet, Inc. (a)	7,056	372
ePlus, Inc. (a)	3,166	168
Euronet Worldwide, Inc. (a)	6,535	657
Everbridge, Inc. (a)	5,279	147
EverCommerce, Inc. (a) (b)	4,673	42
Everspin Technologies, Inc. (a)	2,338	12
Evo Payments, Inc. Class A (a)	2,120	50
Evolv Technologies Holdings, Inc. (a)	9,871	26
Exela Technologies, Inc. (a)	57,739	7
ExlService Holdings, Inc. (a)	3,696	545
Expensify, Inc. Class A (a) (b)	5,161	92
Extreme Networks, Inc. (a)	14,888	133
Fair Isaac Corp. (a)	3,317	1,330
FARO Technologies, Inc. (a)	2,182	67
Fastly, Inc. Class A (a)	1,698	20
First Solar, Inc. (a)	12,578	857
Five9, Inc. (a)	9,284	846
Flywire Corp. (a)	1,506	27
ForgeRock, Inc. Class A (a) (b)	1,659	36
FormFactor, Inc. (a)	9,433	365
Frequency Electronics, Inc. (a)	954	7
Freshworks, Inc. Class A (a)	3,994	53
Genasys, Inc. (a)	4,781	16
Genpact Ltd.	19,247	815
Gitlab, Inc. Class A (a)	1,446	77
GLOBALFOUNDRIES, Inc. (a) (b)	8,220	332
GoDaddy, Inc. Class A (a)	8,876	617
Greenidge Generation Holdings, Inc. (a)	1,397	4
GSE Systems, Inc. (a)	2,599	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
GSI Technology, Inc. (a)	2,581	$9
Guidewire Software, Inc. (a)	10,329	733
Harmonic, Inc. (a)	10,129	88
HashiCorp., Inc. Class A (a) (b)	2,363	70
HubSpot, Inc. (a)	6,041	1,816
I3 Verticals, Inc. Class A (a)	910	23
Ichor Holdings Ltd. (a)	3,139	82
Identiv, Inc. (a)	2,449	28
II-VI, Inc. (a)	13,460	686
Immersion Corp. (a)	4,488	24
Impinj, Inc. (a)	2,890	170
Infinera Corp. (a)	22,371	120
Informatica, Inc. Class A (a)	4,327	90
Information Services Group, Inc.	5,274	36
Innodata, Inc. (a)	3,591	17
Inpixon (a)	21,206	4
Inseego Corp. (a)	12,222	23
Insight Enterprises, Inc. (a)	3,549	306
Instructure Holdings, Inc. (a) (b)	2,583	59
Intapp, Inc. (a)	1,661	24
Integral Ad Science Holding Corp. (a)	5,228	52
Intellicheck, Inc. (a)	2,348	5
Intelligent Systems Corp. (a)	789	19
InterDigital, Inc.	3,688	224
inTEST Corp. (a)	1,440	10
Intevac, Inc. (a)	2,818	14
Inuvo, Inc. (a)	15,484	8
IonQ, Inc. (a) (b)	20,319	89
IPG Photonics Corp. (a)	5,248	494
IronNet, Inc. (a) (b)	7,901	17
Issuer Direct Corp. (a)	332	8
Iteris, Inc. (a)	5,245	15
Itron, Inc. (a)	5,002	247
Jabil, Inc.	16,069	823
Jamf Holding Corp. (a)	6,398	158
JFrog Ltd. (a)	9,300	196
Kaltura, Inc. (a)	8,791	18
Key Tronic Corp. (a)	1,151	5
Kimball Electronics, Inc. (a)	3,283	66
KnowBe4, Inc. Class A (a) (b)	1,476	23
Knowles Corp. (a)	10,828	188
Kopin Corp. (a) (b)	12,139	14
Kulicke & Soffa Industries, Inc.	6,065	260
KVH Industries, Inc. (a)	1,939	17
Kyndryl Holdings, Inc. (a) (c)	29,336	287
Lantronix, Inc. (a)	4,108	22
Lattice Semiconductor Corp. (a)	14,499	703
LightPath Technologies, Inc. Class A (a)	3,345	4
Limelight Networks, Inc. (a)	18,249	42
Littelfuse, Inc.	2,956	751
LivePerson, Inc. (a)	7,845	111
LiveRamp Holdings, Inc. (a)	8,651	223

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lumentum Holdings, Inc. (a)	8,919	$708
Luna Innovations, Inc. (a) (b)	4,329	25
MACOM Technology Solutions Holdings, Inc. (a)	7,267	335
Mandiant, Inc. (a)	30,240	660
Manhattan Associates, Inc. (a)	7,183	823
Marin Software, Inc. (a)	2,101	3
Marqeta, Inc. Class A (a)	6,874	56
Marvell Technology, Inc.	102,419	4,458
Matterport, Inc. (a) (b)	32,083	117
Maximus, Inc.	7,766	485
MaxLinear, Inc. (a)	9,486	322
MeridianLink, Inc. (a) (b)	3,169	53
Meta Materials, Inc. (a) (b)	31,250	32
Methode Electronics, Inc.	4,100	152
MicroStrategy, Inc. (a) (b)	1,037	170
MicroVision, Inc. (a) (b)	23,208	89
Mirion Technologies, Inc. (a)	19,001	109
Mitek Systems, Inc. (a)	5,858	54
MKS Instruments, Inc.	6,491	666
Model N, Inc. (a)	3,727	95
Momentive Global, Inc. (a)	14,966	132
MoneyGram International, Inc. (a)	12,715	127
Moneylion, Inc. (a)	16,223	21
MongoDB, Inc. (a)	6,795	1,763
Mullen Automotive, Inc. (a) (b)	38,761	40
N-able, Inc. (a)	7,079	64
Napco Security Technologies, Inc. (a)	3,872	80
National Instruments Corp.	14,374	449
nCino, Inc. (a)	8,343	258
NCR Corp. (a)	17,655	549
NeoPhotonics Corp. (a)	7,063	111
NETGEAR, Inc. (a)	3,114	58
Netlist, Inc. (a) (b)	30,832	99
NetScout Systems, Inc. (a)	8,852	300
NetSol Technologies, Inc. (a)	1,393	4
New Relic, Inc. (a)	7,616	381
NextNav, Inc. (a)	9,634	22
nLight, Inc. (a)	5,509	56
Novanta, Inc. (a)	4,415	535
Nutanix, Inc. Class A (a)	12,604	184
NVE Corp.	558	26
Okta, Inc. (a)	5,062	458
Olo, Inc. Class A (a)	2,694	27
ON24, Inc. (a)	3,819	36
One Stop Systems, Inc. (a)	2,240	9
OneSpan, Inc. (a)	4,330	52
Onto Innovation, Inc. (a)	5,988	418
Optical Cable Corp. (a)	851	3
OSI Systems, Inc. (a)	2,013	172
PagerDuty, Inc. (a)	10,107	250
Palantir Technologies, Inc. Class A (a)	40,236	365
Palo Alto Networks, Inc. (a) (c)	12,878	6,361

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PAR Technology Corp. (a) (b)	2,739	$103
Paycor HCM, Inc. (a) (b)	4,670	121
Paylocity Holding Corp. (a)	4,493	784
Paymentus Holdings, Inc. Class A (a) (b)	1,532	20
Payoneer Global, Inc. (a)	30,904	121
Paysign, Inc. (a)	4,677	7
PC Connection, Inc.	1,109	49
PC-Telephone, Inc.	2,244	9
PDF Solutions, Inc. (a)	3,325	72
Pegasystems, Inc.	5,174	248
Peraso, Inc. (a)	2,947	6
Perficient, Inc. (a)	4,188	384
PFSweb, Inc. (a)	2,652	31
Photronics, Inc. (a)	7,372	144
Ping Identity Holding Corp. (a)	10,065	183
Pixelworks, Inc. (a)	6,752	13
Plantronics, Inc. (a)	3,930	156
Plexus Corp. (a)	3,001	236
Power Integrations, Inc.	7,292	547
Powerfleet, Inc. (a)	4,572	10
Procore Technologies, Inc. (a)	11,237	510
Progress Software Corp.	5,166	234
PROS Holdings, Inc. (a)	4,317	113
Pure Storage, Inc. Class A (a)	11,821	304
Q2 Holdings, Inc. (a)	6,832	264
Qualtrics International, Inc. Class A (a)	7,364	92
Qualys, Inc. (a)	4,475	564
Quicklogic Corp. (a)	1,639	14
Qumu Corp. (a)	2,233	2
Rackspace Technology, Inc. (a) (b)	8,887	64
Rambus, Inc. (a)	13,319	286
Rapid7, Inc. (a)	7,205	481
RealNetworks, Inc. (a)	3,591	2
Remitly Global, Inc. (a)	11,912	91
Research Frontiers, Inc. (a)	4,181	7
RF Industries Ltd. (a)	1,236	8
Ribbon Communications, Inc. (a)	17,506	53
Richardson Electronics Ltd.	1,326	19
Rimini Street, Inc. (a)	6,238	37
RingCentral, Inc. Class A (a)	9,070	474
Riot Blockchain, Inc. (a) (b)	17,310	73
Rogers Corp. (a)	2,274	596
Rubicon Technology, Inc. (a)	305	3
Sabre Corp. (a)	38,973	227
Sailpoint Technologies Holdings, Inc. (a)	11,921	747
Samsara, Inc. Class A (a) (b)	5,004	56
Sanmina Corp. (a)	7,181	292
ScanSource, Inc. (a)	2,695	84
Seachange International, Inc. (a)	5,581	3
SecureWorks Corp. Class A (a)	10,657	116
SEMrush Holdings, Inc. Class A (a)	1,389	18
Semtech Corp. (a)	7,566	416

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SentinelOne, Inc. Class A (a)	4,978	$116
ServiceSource International, Inc. (a)	8,003	12
Shift4 Payments, Inc. Class A (a)	2,368	78
ShotSpotter, Inc. (a)	1,299	35
SigmaTron International, Inc. (a) (b)	755	5
Silicon Laboratories, Inc. (a)	3,753	526
SiTime Corp. (a)	1,834	299
SkyWater Technology, Inc. (a) (b)	1,644	10
SMART Global Holdings, Inc. (a)	5,665	93
SmartRent, Inc. (a) (b)	13,446	61
Smartsheet, Inc. Class A (a)	1,977	62
Smith Micro Software, Inc. (a) (b)	6,976	17
Snowflake, Inc. Class A (a)	4,390	610
Socket Mobile, Inc. (a)	851	3
SolarWinds Corp.	6,766	69
Spire Global, Inc. (a)	14,062	16
Splunk, Inc. (a)	20,995	1,857
Sprinklr, Inc. Class A (a)	2,524	26
Sprout Social, Inc. Class A (a)	1,224	71
SPS Commerce, Inc. (a)	4,058	459
Squarespace, Inc. Class A (a) (b)	16,117	337
SS&C Technologies Holdings, Inc.	31,496	1,829
StarTek, Inc. (a)	1,643	5
Steel Connect, Inc. (a)	5,947	8
Stronghold Digital Mining, Inc. Class A (a)	927	2
Sumo Logic, Inc. (a)	14,907	112
SunPower Corp. (a) (b)	10,015	158
Switch, Inc. Class A	712	24
Synaptics, Inc. (a)	4,175	493
Synchronoss Technologies, Inc. (a)	9,925	11
TaskUS, Inc. Class A (a)	1,918	32
TD SYNNEX Corp.	11,342	1,033
Telos Corp. (a)	6,295	51
Tenable Holdings, Inc. (a)	13,671	621
Teradata Corp. (a)	13,386	495
Terawulf, Inc. (a)	8,527	10
TESSCO Technologies, Inc. (a)	935	6
The Glimpse Group, Inc. (a)	1,255	5
The Hackett Group, Inc.	3,781	72
The Trade Desk, Inc. Class A (a)	40,965	1,716
The Western Union Co.	43,925	723
Thoughtworks Holding, Inc. (a)	9,003	127
Toast, Inc. Class A (a) (b)	2,868	37
TransAct Technologies, Inc. (a)	1,394	6
TTEC Holdings, Inc.	2,314	157
TTM Technologies, Inc. (a)	9,509	119
Turtle Beach Corp. (a)	1,970	24
Twilio, Inc. Class A (a)	9,949	834
Ubiquiti, Inc. (b)	596	148
UiPath, Inc. Class A (a)	3,803	69
Ultra Clean Holdings, Inc. (a)	5,450	162
Unisys Corp. (a)	6,937	83

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Unity Software, Inc. (a) (b)	28,277	$1,041
Universal Display Corp.	5,705	577
Upland Software, Inc. (a)	3,565	52
UserTesting, Inc. (a) (b)	6,223	31
Varonis Systems, Inc. (a)	14,315	420
Veeco Instruments, Inc. (a)	5,616	109
Velo3D, Inc. (a)	9,042	12
Verint Systems, Inc. (a)	7,819	331
Veritone, Inc. (a) (b)	4,156	27
Verra Mobility Corp. (a)	19,532	307
Vertex, Inc. Class A (a)	3,150	36
Viant Technology, Inc. Class A (a)	1,462	7
Viasat, Inc. (a)	8,887	272
Viavi Solutions, Inc. (a)	27,204	360
VirnetX Holding Corp. (a)	8,407	10
Vishay Intertechnology, Inc.	14,086	251
Vishay Precision Group, Inc. (a)	1,669	49
Vislink Technologies, Inc. (a)	6,117	4
Vizio Holding Corp. Class A (a)	1,895	13
VMware, Inc. Class A	23,630	2,693
Vonage Holdings Corp. (a)	31,715	598
Vontier Corp.	20,809	478
Wayside Technology Group, Inc.	491	16
Weave Communications, Inc. (a)	2,830	9
WEX, Inc. (a)	5,816	905
WidePoint Corp. (a)	1,223	3
Wireless Telecom Group, Inc. (a)	3,036	4
Wolfspeed, Inc. (a)	12,333	783
Workday, Inc. Class A (a)	13,203	1,843
Workiva, Inc. (a)	3,656	241
Xerox Holdings Corp.	19,143	284
Xperi Holding Corp.	12,559	181
Yext, Inc. (a)	15,481	74
Zendesk, Inc. (a)	15,150	1,122
Zeta Global Holdings Corp. Class A (a)	3,138	14
Zoom Video Communications, Inc. Class A (a)	3,363	363
Zscaler, Inc. (a)	12,289	1,837
Zuora, Inc. Class A (a)	1,943	17
		116,051
Materials (4.5%):
5E Advanced Materials, Inc. (a) (b)	5,349	65
Advanced Emissions Solutions, Inc. (a)	2,523	12
AdvanSix, Inc.	3,357	112
Alcoa Corp.	23,838	1,087
Allegheny Technologies, Inc. (a)	13,080	297
Alpha Metallurgical Resources, Inc.	2,447	316
American Vanguard Corp.	3,464	77
Ampco-Pittsburgh Corp. (a)	2,104	8
AptarGroup, Inc.	7,831	808
Arconic Corp. (a)	12,633	354
Arras Minerals Corp. (a)	4,451	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ashland Global Holdings, Inc.	7,049	$726
Avient Corp.	11,432	458
Axalta Coating Systems Ltd. (a)	28,933	640
Balchem Corp.	3,476	451
Berry Global Group, Inc. (a)	15,193	830
Cabot Corp.	7,136	455
Carpenter Technology Corp.	5,427	152
Century Aluminum Co. (a)	6,281	46
Chase Corp.	1,013	79
Clearwater Paper Corp. (a)	1,710	58
Cleveland-Cliffs, Inc. (a)	68,551	1,054
Coeur Mining, Inc. (a)	37,079	113
Commercial Metals Co.	14,338	475
Compass Minerals International, Inc.	4,079	144
Core Molding Technologies, Inc. (a)	1,106	10
Crown Holdings, Inc.	16,408	1,512
Cryptyde, Inc. (a) (e)	3,145	6
Dakota Gold Corp. (a)	5,599	19
Diversey Holdings Ltd. (a)	10,021	66
Eagle Materials, Inc.	4,616	508
Ecovyst, Inc.	8,575	84
Flotek Industries, Inc. (a)	9,580	10
Friedman Industries, Inc.	965	8
FutureFuel Corp.	3,075	22
Gatos Silver, Inc. (a)	7,868	23
GCP Applied Technologies, Inc. (a)	6,551	205
Ginkgo Bioworks Holdings, Inc. (a) (b)	159,072	379
Glatfelter Corp.	5,342	37
Gold Resource Corp.	11,667	19
Golden Minerals Co. (a) (b)	17,733	6
Graphic Packaging Holding Co.	41,144	843
Greif, Inc. Class A	2,281	142
Greif, Inc. Class B	589	37
H.B. Fuller Co.	5,963	359
Hawkins, Inc.	2,223	80
Haynes International, Inc.	1,139	37
Hecla Mining Co.	70,421	276
Huntsman Corp.	27,998	794
Ingevity Corp. (a)	4,900	309
Innospec, Inc.	2,964	284
Intrepid Potash, Inc. (a)	1,437	65
Kaiser Aluminum Corp.	1,790	142
Koppers Holdings, Inc.	2,348	53
Kronos Bio, Inc. (a)	6,377	23
Kronos Worldwide, Inc.	3,083	57
Livent Corp. (a)	19,541	443
Louisiana-Pacific Corp.	10,499	550
LSB Industries, Inc. (a)	4,908	68
Marrone Bio Innovations, Inc. (a)	24,334	28
Materion Corp.	2,444	180
Minerals Technologies, Inc.	3,660	225
MP Materials Corp. (a)	20,699	664

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Myers Industries, Inc.	3,780	$86
Nanophase Technologies Corp. (a)	2,619	8
Neenah, Inc.	1,841	63
NewMarket Corp.	824	248
Northern Technologies International Corp.	947	9
O-I Glass, Inc. (a)	15,801	221
Olin Corp.	19,836	918
Olympic Steel, Inc.	1,049	27
Origin Materials, Inc. (a) (b)	14,505	74
Pactiv Evergreen, Inc.	5,991	60
Paramount Gold Nevada Corp. (a)	5,499	2
Quaker Chemical Corp.	1,461	218
Ramaco Resources, Inc.	4,728	62
Rayonier Advanced Materials, Inc. (a)	7,625	20
Reliance Steel & Aluminum Co.	8,007	1,360
Royal Gold, Inc.	7,378	788
RPM International, Inc.	13,826	1,088
Ryerson Holding Corp.	2,500	53
Schnitzer Steel Industries, Inc.	3,200	105
Schweitzer-Mauduit International, Inc.	3,539	89
Sensient Technologies Corp.	4,490	362
Silgan Holdings, Inc.	11,052	457
Solitario Zinc Corp. (a)	8,554	5
Sonoco Products Co.	12,327	703
Southern Copper Corp.	11,948	595
Steel Dynamics, Inc.	24,121	1,596
Stepan Co.	2,389	242
Summit Materials, Inc. Class A (a)	13,432	313
SunCoke Energy, Inc.	9,840	67
Sylvamo Corp. (c)	4,959	162
Synalloy Corp. (a)	1,253	18
The Chemours Co.	17,691	567
The Scotts Miracle-Gro Co.	4,593	363
TimkenSteel Corp. (a)	5,045	94
Tredegar Corp.	3,283	33
TriMas Corp.	4,717	131
U.S. Antimony Corp. (a)	13,881	6
U.S. Gold Corp. (a)	1,084	5
UFP Technologies, Inc. (a)	851	68
United States Lime & Minerals, Inc.	257	27
United States Steel Corp.	33,684	603
Universal Stainless & Alloy Products, Inc. (a)	1,160	9
Valhi, Inc.	359	16
Valvoline, Inc.	21,278	613
Vista Gold Corp. (a)	15,919	11
Warrior Met Coal, Inc.	6,315	193
Westlake Corp.	4,869	477
Worthington Industries, Inc.	4,086	180
Zymergen, Inc. (a) (b)	10,723	13
		30,821

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (8.5%):
Acadia Realty Trust	13,330	$208
Agree Realty Corp.	8,133	587
Alexander & Baldwin, Inc.	8,577	154
Alexander's, Inc.	340	76
Alpine Income Property Trust, Inc.	1,431	26
American Assets Trust, Inc.	8,503	253
American Campus Communities, Inc.	19,595	1,263
American Finance Trust, Inc.	7,477	54
American Homes 4 Rent Class A	43,465	1,540
American Realty Investors, Inc. (a)	204	3
Americold Realty Trust, Inc.	35,179	1,057
AMREP Corp. (a)	455	5
Apartment Income REIT Corp.	22,069	918
Apartment Investment and Mgmt Co. (a)	15,230	97
Apple Hospitality REIT, Inc.	32,153	472
Armada Hoffler Properties, Inc.	7,991	103
Ashford Hospitality Trust, Inc. (a)	4,845	29
Bluerock Residential Growth REIT, Inc.	3,981	105
Braemar Hotels & Resorts, Inc. (b)	9,212	40
Brandywine Realty Trust	24,076	232
Brixmor Property Group, Inc.	42,077	850
Broadstone Net Lease, Inc.	17,600	361
BRT Apartments Corp.	2,197	47
CareTrust REIT, Inc.	11,451	211
CatchMark Timber Trust, Inc. Class A	5,813	59
CBL & Associates Properties, Inc. (a) (b)	4,337	102
Cedar Realty Trust, Inc.	1,765	51
Centerspace	2,161	176
Chatham Lodging Trust (a)	6,857	72
CIM Commercial Trust Corp.	2,103	15
Clipper Realty, Inc.	1,920	15
Community Healthcare Trust, Inc.	2,995	108
Compass, Inc. Class A (a)	3,601	13
Comstock Holding Cos., Inc. (a)	918	4
CoreCivic, Inc. (a)	12,129	135
CorEnergy Infrastructure Trust, Inc. (b)	1,957	5
Corporate Office Properties Trust	15,793	414
Cousins Properties, Inc.	20,898	611
CTO Realty Growth, Inc. (b)	790	48
CubeSmart	31,529	1,347
DiamondRock Hospitality Co. (a)	29,621	243
DigitalBridge Group, Inc. (a)	75,621	369
Diversified Healthcare Trust	33,573	61
Doma Holdings, Inc. (a)	17,790	18
Douglas Elliman, Inc.	9,473	45
Douglas Emmett, Inc.	24,694	553
Easterly Government Properties, Inc.	12,753	243
EastGroup Properties, Inc.	5,857	904
Empire State Realty Trust, Inc.	14,934	105
EPR Properties	8,743	410
Equity Commonwealth (a)	15,829	436
Equity LifeStyle Properties, Inc.	26,130	1,841

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc.	18,425	$396
eXp World Holdings, Inc. (b)	11,200	132
Farmland Partners, Inc.	6,613	91
Fathom Holdings, Inc. (a)	1,300	10
First Industrial Realty Trust, Inc.	18,544	880
Forestar Group, Inc. (a)	2,587	35
Four Corners Property Trust, Inc.	8,807	234
Franklin Street Properties Corp.	14,491	60
FRP Holdings, Inc. (a)	797	48
Gaming and Leisure Properties, Inc.	29,558	1,356
Getty Realty Corp.	5,254	139
Gladstone Commercial Corp.	5,105	96
Gladstone Land Corp.	4,183	93
Global Medical REIT, Inc.	8,100	91
Global Net Lease, Inc.	14,559	206
Healthcare Realty Trust, Inc. (b)	21,298	579
Healthcare Trust of America, Inc. Class A	32,180	898
Hersha Hospitality Trust (a)	5,530	54
Highwoods Properties, Inc.	14,773	505
Hudson Pacific Properties, Inc.	18,082	268
Independence Realty Trust, Inc.	26,098	541
Indus Realty Trust, Inc.	1,046	62
Industrial Logistics Properties Trust	9,189	129
Innovative Industrial Properties, Inc.	3,931	432
Invitation Homes, Inc.	85,733	3,050
iStar, Inc.	8,497	117
JBG SMITH Properties	15,795	373
Jones Lang LaSalle, Inc. (a)	6,064	1,060
Kennedy-Wilson Holdings, Inc.	17,422	330
Kilroy Realty Corp.	15,250	798
Kite Realty Group Trust	30,770	532
Lamar Advertising Co. Class A	8,412	740
Life Storage, Inc.	11,853	1,324
LTC Properties, Inc.	4,658	179
LXP Industrial Trust	27,785	298
Marcus & Millichap, Inc.	3,443	127
Medical Properties Trust, Inc.	75,868	1,159
National Health Investors, Inc.	6,443	391
National Retail Properties, Inc.	22,488	967
National Storage Affiliates Trust	12,858	644
NETSTREIT Corp.	6,330	119
New York City REIT, Inc. Class A	1,698	9
Newmark Group, Inc. Class A	21,069	204
NexPoint Residential Trust, Inc.	3,287	205
Offerpad Solutions, Inc. (a) (b)	13,093	29
Office Properties Income Trust	6,804	136
Omega Healthcare Investors, Inc.	33,043	932
One Liberty Properties, Inc.	2,524	66
Opendoor Technologies, Inc. (a) (b)	73,718	347
Orion Office REIT, Inc.	7,479	82
Outfront Media, Inc.	19,124	324
Paramount Group, Inc.	24,312	176

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Park Hotels & Resorts, Inc.	27,866	$378
Pebblebrook Hotel Trust	18,453	306
Pennsylvania Real Estate Investment Trust (a)	679	2
Phillips Edison & Co., Inc. (b)	2,402	80
Physicians Realty Trust	27,852	486
Piedmont Office Realty Trust, Inc. Class A	17,326	227
Plymouth Industrial REIT, Inc.	4,059	71
Postal Realty Trust, Inc. Class A	2,137	32
PotlatchDeltic Corp.	8,674	383
Power REIT (a)	347	4
Presidio Property Trust, Inc. Class A	1,617	5
PS Business Parks, Inc.	2,873	538
Rafael Holdings, Inc. Class B (a) (b) (e)	1,843	3
Rayonier, Inc.	14,182	530
RE/MAX Holdings, Inc.	2,085	51
Redfin Corp. (a)	13,401	110
Retail Opportunity Investments Corp.	17,449	275
Rexford Industrial Realty, Inc.	23,182	1,335
RLJ Lodging Trust	23,438	259
RPT Realty	11,958	118
Ryman Hospitality Properties, Inc. (a)	7,748	589
Sabra Health Care REIT, Inc.	32,444	453
Safehold, Inc.	2,438	86
Saul Centers, Inc.	1,882	89
Seritage Growth Properties Class A (a) (b)	3,069	16
Service Properties Trust	23,192	121
SITE Centers Corp.	27,034	364
SL Green Realty Corp.	9,009	416
Sotherly Hotels, Inc. (a)	2,344	4
Spirit Realty Capital, Inc.	17,170	649
STAG Industrial, Inc.	25,176	777
STORE Capital Corp.	30,743	802
Summit Hotel Properties, Inc. (a)	15,018	109
Sun Communities, Inc.	17,085	2,723
Sunstone Hotel Investors, Inc. (a)	30,232	300
Tanger Factory Outlet Centers, Inc.	14,666	209
Tejon Ranch Co. (a)	3,536	55
Terreno Realty Corp.	10,612	591
The GEO Group, Inc. (a) (b)	17,433	115
The Howard Hughes Corp. (a)	6,783	462
The InterGroup Corp. (a)	110	5
The Macerich Co.	30,153	263
The RMR Group, Inc. Class A	1,019	29
The St. Joe Co.	3,809	151
UMH Properties, Inc.	7,241	128
Uniti Group, Inc.	28,645	270
Universal Health Realty Income Trust	1,822	97
Urban Edge Properties	16,497	251
Urstadt Biddle Properties, Inc.	261	5
Urstadt Biddle Properties, Inc. Class A	4,154	67
Veris Residential, Inc. (a)	12,022	159
Washington Real Estate Investment Trust	12,282	262
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Whitestone REIT	5,939	$64
WP Carey, Inc.	27,096	2,245
Xenia Hotels & Resorts, Inc. (a)	13,495	196
Zillow Group, Inc. Class A (a)	6,251	199
Zillow Group, Inc. Class C (a)	23,760	754
		58,415
Utilities (2.8%):
ALLETE, Inc.	7,207	424
Altus Power, Inc. (a) (b)	10,716	68
American States Water Co.	4,414	360
Artesian Resources Corp. Class A	1,196	59
Avangrid, Inc.	9,777	451
Avista Corp.	8,448	368
Black Hills Corp.	7,925	577
Cadiz, Inc. (a) (b)	4,637	11
California Water Service Group	6,423	357
Chesapeake Utilities Corp.	1,820	236
Clearway Energy, Inc. Class A	4,862	155
Clearway Energy, Inc. Class C	11,524	401
Essential Utilities, Inc.	30,924	1,418
Genie Energy Ltd. Class B	3,150	29
Global Water Resources, Inc.	1,561	21
Hawaiian Electric Industries, Inc.	14,144	578
IDACORP, Inc.	5,967	632
MDU Resources Group, Inc.	26,281	709
MGE Energy, Inc.	4,472	348
Middlesex Water Co.	1,926	169
Montauk Renewables, Inc. (a)	6,658	67
National Fuel Gas Co.	11,821	781
New Jersey Resources Corp.	11,753	523
Northwest Natural Holding Co.	4,140	220
NorthWestern Corp.	6,161	363
OGE Energy Corp.	25,312	976
ONE Gas, Inc.	6,384	518
Ormat Technologies, Inc.	5,437	426
Otter Tail Corp. (c)	5,499	369
PG&E Corp. (a)	217,760	2,173
PNM Resources, Inc.	10,733	513
Portland General Electric Co. (c)	11,658	563
Pure Cycle Corp. (a)	3,165	33
RGC Resources, Inc.	1,103	21
SJW Group	2,677	167
South Jersey Industries, Inc.	14,789	505
Southwest Gas Holdings, Inc.	7,703	671
Spire, Inc.	6,591	490
Sunnova Energy International, Inc. (a)	11,434	211
The York Water Co.	1,884	76
UGI Corp.	25,960	1,002
Unitil Corp. (c)	1,893	111

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount		Value
Via Renewables, Inc.	1,104		$8
Vistra Corp.	53,987		1,234
			19,392
Total Common Stocks (Cost $495,424)			680,582
Preferred Stocks (0.0%) (g)
Communication Services (0.0%): (g)
SRAX, Inc. (a) (d) (e)	3,374		—	(h)
Total Preferred Stocks (Cost $0)			—	(h)
Rights (0.0%) (g)
Consumer Discretionary (0.0%): (g)
Zagg, Inc., CVR (a) (d) (e)	4,570		—	(h)
Financials (0.0%): (g)
Sirius International, CVR (a) (e)	762		8
Health Care (0.0%): (g)
Achillion Pharmaceuticals, CVR (a) (d) (e)	22,837		5
Chinook Therapeutics, CVR (a) (d) (e)	1,625		—
Flexion Therapeutics, Inc., CVR (a) (b) (d) (e)	6,526		—	(h)
F-Star Therapeutics, CVR (a) (d) (e)	1,298		—
Miragen Therapeutics, Inc., CVR (a) (d) (e)	7,890		—
Ocuphire Pharma, CVR (a) (d) (e)	168		—	(h)
Oncternal Therapeutics, Inc., CVR (a) (d) (e)	254		—
Palisade Bio, Inc., CVR (a) (d) (e)	2,758		1
Prevail Therapeutics, Inc., CVR (a) (d) (e)	4,938		2
Progenics Pharmaceuticals, Inc., CVR (a) (d) (e)	10,103		3
Qualigen Therapeutics, Inc., CVR (a) (d) (e)	7,487		—
Tetraphase Pharmaceutical, CVR (a) (d) (e)	1,178		—	(h)
Unum Therapeutics, Inc., CVR (a) (d) (e)	2,673		—
Xeris Biopharma Holdings, Inc., CVR (a) (d) (e)	8,140		1
Zogenix, Inc., CVR (a) (d) (e)	6,844		5
			17
Industrials (0.0%): (g)
Communications Systems I, CVR (a) (d)	259		—
Total Rights (Cost $8)			25
Warrants (0.0%) (g)
Health Care (0.0%): (g)
Galectin Therapeutics, Inc. Class B (d) (e)	7,552		—
Total Warrants (Cost $—)			—
Corporate Bonds (0.0%) (g)
Financials (0.0%): (g)
GAMCO Investors, Inc., 5.00%, 6/15/23, Callable 8/8/22 @ 100	$—	(i)	—	(h)
Total Corporate Bonds (Cost $0)			—	(h)

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mutual Funds (0.0%) (g)
180 Degree Capital Corp. (a)	1,299	$8
OFS Credit Co., Inc.	941	9
Total Mutual Funds (Cost $20)		17
Collateral for Securities Loaned (5.1%)^
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (j)	35,196,735	35,197
Total Collateral for Securities Loaned (Cost $35,197)		35,197
Total Investments (Cost $530,649) — 104.0%		715,821
Liabilities in excess of other assets — (4.0)%		(27,379)
NET ASSETS — 100.00%		$688,442

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022.. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At June 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.

(f)  Affiliated security. (See Note 8 in the Notes to Financial Statements)

(g)  Amount represents less than 0.05% of net assets.

(h)  Rounds to less than $1 thousand.

(i)  Amount is less than 500 shares.

(j)  Rate disclosed is the daily yield on June 30, 2022.

CVR — Contingent Value Right

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	90	9/16/22	$8,081,043	$7,686,000	$(395,043)
Total unrealized appreciation					—
Total unrealized depreciation					(395,043)
Total net unrealized appreciation (depreciation)					$(395,043)

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Extended Market Index Fund
Assets:
Affiliated investments, at value (Cost $744)	$983
Unaffiliated investments, at value (Cost $529,905)	714,838	(a)
Cash	6,467
Deposit with broker for futures contracts	1,127
Receivables:
Interest and dividends	924
Capital shares issued	114
Variation margin on open futures contracts	4
Prepaid expenses	12
Total Assets	724,469
Liabilities:
Payables:
Collateral received on loaned securities	35,197
Investments purchased	24
Capital shares redeemed	490
Variation margin on open futures contracts	57
Accrued expenses and other payables:
Investment advisory fees	59
Administration fees	89
Custodian fees	7
Transfer agent fees	45
Compliance fees	—	(b)
Trustees' fees	—	(b)
Other accrued expenses	59
Total Liabilities	36,027
Net Assets:
Capital	470,326
Total accumulated earnings/(loss)	218,116
Net Assets	$688,442
Shares (unlimited number of shares authorized with no par value):	37,581
Net asset value, offering and redemption price per share: (c)	$18.32

(a)  Includes $32,900 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Extended Market Index Fund
Investment Income:
Dividends from affiliated investments	$1
Dividends from unaffiliated investments	5,611
Interest from unaffiliated investments	4
Securities lending (net of fees)	681
Foreign tax withholding	(2)
Total Income	6,295
Expenses:
Investment advisory fees	410
Administration fees	614
Sub-Administration fees	14
Custodian fees	20
Transfer agent fees	261
Trustees' fees	23
Compliance fees	3
Legal and audit fees	31
State registration and filing fees	15
Interfund lending fees	— (a)
Other expenses	65
Total Expenses	1,456
Net Investment Income (Loss)	4,839
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities	1
Net realized gains (losses) from unaffiliated investment securities	21,864
Net realized gains (losses) from futures contracts	(402)
Net change in unrealized appreciation/depreciation on affiliated investment securities	213
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(272,558)
Net change in unrealized appreciation/depreciation on futures contracts	(817)
Net realized/unrealized gains (losses) on investments	(251,699)
Change in net assets resulting from operations	$(246,860)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Extended Market Index Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$4,839	$7,676
Net realized gains (losses)	21,463	84,431
Net change in unrealized appreciation/depreciation	(273,162)	47,480
Change in net assets resulting from operations	(246,860)	139,587
Change in net assets resulting from distributions to shareholders	—	(150,843)
Change in net assets resulting from capital transactions	(34,603)	75,050
Change in net assets	(281,463)	63,794
Net Assets:
Beginning of period	969,905	906,111
End of period	$688,442	$969,905
Capital Transactions:
Proceeds from shares issued	$21,768	$86,369
Distributions reinvested	—	146,754
Cost of shares redeemed	(56,371)	(158,073)
Change in net assets resulting from capital transactions	$(34,603)	$75,050
Share Transactions:
Issued	1,003	3,073
Reinvested	—	6,095
Redeemed	(2,616)	(5,646)
Change in Shares	(1,613)	3,522

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
USAA Extended Market Index Fund
Six Months Ended June 30, 2022 (Unaudited):	$24.75	0.13	(f)	(6.56)	(6.43)	—	—	—
Year Ended December 31: 2021	$25.40	0.22	(f)	3.58	3.80	(0.23)	(4.22)	(4.45)
2020	$20.01	0.18	(f)	6.05	6.23	(0.21)	(0.63)	(0.84)
2019	$16.14	0.20	(f)	4.31	4.51	(0.26)	(0.38)	(0.64)
2018	$18.98	0.17		(1.96)	(1.79)	(0.17)	(0.88)	(1.05)
2017	$17.34	0.18		2.88	3.06	(0.18)	(1.24)	(1.42)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series ("the Series") before converting to a stand-alone fund. Expenses include expenses allocated to the Fund by the Series prior to the conversion.

(h)  Reflects the period of February 24, 2018 to December 31, 2018, after the Fund converted to a stand-alone fund.

(i)  Represents the portfolio turnover of the Master Extended Market Index Series.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)		Net Investment Income (Loss)(c)		Gross Expenses(c)(e)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Extended Market Index Fund
Six Months Ended June 30, 2022 (Unaudited):	$18.32	(25.98)%	0.36%		1.18%		0.36%		$688,442	6%
Year Ended December 31: 2021	$24.75	15.61%	0.34%		0.77%		0.34%		$969,905	24%
2020	$25.40	31.20%	0.38%		0.91%		0.38%		$906,111	31%
2019	$20.01	27.94%	0.41%		1.06%		0.41%		$788,664	24%
2018	$16.14	(9.70)%	0.43	%(g)	0.90	%(g)	0.43	%(g)	$656,406	12	%(h)
2017	$18.98	17.72%	0.44%		0.93%		0.44%		$765,211	11	%(i)

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Extended Market Index Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2		Level 3		Total
Common Stocks	$680,552	$—		$30		$680,582
Preferred Stocks	—	—		—	(a)	—
Rights	—	7		18		25
Warrants	—	—		—	(b)	—
Corporate Bonds	—	—	(a)	—		—
Mutual Funds	17	—		—		17
Collateral for Securities Loaned	35,197	—		—		35,197
Total	$715,766	$7		$48		$715,821
Other Financial Investments*
Liabilities:
Futures Contracts	$(395)	$—		$—		$(395)
Total	$(395)	$—		$—		$(395)

(a)  Rounds to less than $1 thousand.

(b)  Zero market value security.

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2022, there were no transfers into/out of Level 3.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2022, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022 (amounts in thousands):

Liabilities
Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$395

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(402)	$(817)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$32,900	$—	$35,197

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$47,090	$76,736

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these service.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) was 0.43%.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2022, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.

Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund's ability to invest in derivatives.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period,

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at June 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,449	1	0.58%	$1,449

*  Based on the number of days borrowings were outstandingf For the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforwards for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM as of the six months ended June 30, 2022. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments.

Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Transactions in affiliated securities during the six months ended June 30, 2022, were as follows (amounts in thousands):

	Fair Value 12/31/21	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/22	Dividend Income
Victory Capital Holdings Inc.	$65	$1	$(3)	$1	$—	$(22)	$42	$1
MSP Recovery, Inc.	—	706	—	—	—	235	941	—
	$65	$707	$(3)	$1	$—	$213	$983	$1

USAA Mutual Funds Trust	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$740.20	$1,023.01	$1.55	$1.81	0.36%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 11, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

37757-0822

JUNE 30, 2022

Semi Annual Report

USAA Nasdaq-100 Index Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Liquidity Risk Management Program	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index (the "Index") represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.

Sector Allocation*:

June 30, 2022

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (17.2%):
Activision Blizzard, Inc.	236,071	$18,380
Alphabet, Inc. Class A (a)	54,735	119,282
Alphabet, Inc. Class C (a)	57,030	124,750
Baidu, Inc., ADR (a)	65,252	9,705
Charter Communications, Inc. Class A (a)	50,681	23,746
Comcast Corp. Class A	1,349,785	52,966
Electronic Arts, Inc.	84,507	10,280
Match Group, Inc. (a)	86,228	6,009
Meta Platforms, Inc. Class A (a)	624,992	100,780
NetEase, Inc., ADR	54,847	5,120
Netflix, Inc. (a)	134,138	23,457
Sirius XM Holdings, Inc. (b)	1,188,419	7,285
T-Mobile U.S., Inc. (a)	378,491	50,922
		552,682
Communications Equipment (1.7%):
Cisco Systems, Inc.	1,250,268	53,311
Consumer Discretionary (14.9%):
Airbnb, Inc. Class A (a)	115,413	10,281
Amazon.com, Inc. (a)	1,851,594	196,658
Booking Holdings, Inc. (a)	12,265	21,451
Dollar Tree, Inc. (a)	67,799	10,566
eBay, Inc.	169,031	7,044
JD.com, Inc., ADR	153,007	9,826
Lucid Group, Inc. (a)(b)	503,566	8,641
Lululemon Athletica, Inc. (a)	37,081	10,109
Marriott International, Inc. Class A	98,820	13,441
MercadoLibre, Inc. (a)	15,210	9,687
O'Reilly Automotive, Inc. (a)	19,844	12,537
Pinduoduo, Inc., ADR (a)	133,819	8,270
Ross Stores, Inc.	106,095	7,451
Starbucks Corp.	346,280	26,452
Tesla, Inc. (a)	188,538	126,965
		479,379
Consumer Staples (6.6%):
Costco Wholesale Corp.	133,821	64,138
Keurig Dr Pepper, Inc.	428,297	15,157
Mondelez International, Inc. Class A	417,843	25,944
Monster Beverage Corp. (a)	159,922	14,825
PepsiCo, Inc.	417,469	69,575
The Kraft Heinz Co.	369,572	14,096
Walgreens Boots Alliance, Inc.	260,796	9,884
		213,619

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (6.4%):
Align Technology, Inc. (a)	23,793	$5,631
Amgen, Inc.	161,289	39,241
AstraZeneca PLC, ADR	174,477	11,528
Biogen, Inc. (a)	44,218	9,018
Dexcom, Inc. (a)	118,507	8,832
Gilead Sciences, Inc. (c)	378,711	23,408
IDEXX Laboratories, Inc. (a)	25,364	8,896
Illumina, Inc. (a)	47,433	8,745
Intuitive Surgical, Inc. (a)	108,379	21,753
Moderna, Inc. (a)	120,094	17,155
Regeneron Pharmaceuticals, Inc. (a)	32,617	19,281
Seagen, Inc. (a)	55,577	9,834
Vertex Pharmaceuticals, Inc. (a)	77,220	21,760
		205,082
Industrials (3.4%):
Cintas Corp.	30,895	11,540
Copart, Inc. (a)	71,760	7,797
CSX Corp.	656,467	19,077
Fastenal Co.	173,791	8,676
Honeywell International, Inc.	205,531	35,723
Old Dominion Freight Line, Inc.	34,225	8,771
PACCAR, Inc.	104,975	8,644
Verisk Analytics, Inc.	47,675	8,252
		108,480
IT Services (3.1%):
Automatic Data Processing, Inc.	126,129	26,492
Cognizant Technology Solutions Corp. Class A	157,356	10,620
Fiserv, Inc. (a)	195,164	17,364
Okta, Inc. (a)	45,515	4,115
Paychex, Inc.	109,001	12,412
PayPal Holdings, Inc. (a)	349,643	24,419
VeriSign, Inc. (a)	33,074	5,534
		100,956
Semiconductors & Semiconductor Equipment (14.7%):
Advanced Micro Devices, Inc. (a)	489,275	37,415
Analog Devices, Inc.	156,943	22,928
Applied Materials, Inc.	262,660	23,897
ASML Holding NV, NYS	25,863	12,308
Broadcom, Inc.	123,271	59,886
Intel Corp.	1,234,578	46,185
KLA Corp.	45,058	14,377
Lam Research Corp.	41,882	17,848
Marvell Technology, Inc.	256,607	11,170
Microchip Technology, Inc.	167,419	9,724
Micron Technology, Inc.	337,152	18,638
NVIDIA Corp.	640,281	97,060
NXP Semiconductors NV	79,275	11,735

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	338,158	$43,196
Skyworks Solutions, Inc.	48,588	4,501
Texas Instruments, Inc.	278,417	42,779
		473,647
Software (17.6%):
Adobe, Inc. (a)	142,660	52,222
ANSYS, Inc. (a)	26,265	6,285
Atlassian Corp. PLC Class A (a)	43,172	8,091
Autodesk, Inc. (a)	65,677	11,294
Cadence Design Systems, Inc. (a)	83,259	12,491
Crowdstrike Holdings, Inc. Class A (a)	64,418	10,858
Datadog, Inc. Class A (a)	85,478	8,141
DocuSign, Inc. (a)	60,356	3,463
Fortinet, Inc. (a)	242,335	13,711
Intuit, Inc.	85,167	32,827
Microsoft Corp. (c)	1,361,075	349,565
Palo Alto Networks, Inc. (a) (c)	30,083	14,859
Splunk, Inc. (a)	48,580	4,298
Synopsys, Inc. (a)	46,186	14,027
Workday, Inc. Class A (a)	60,083	8,386
Zoom Video Communications, Inc. Class A (a)	75,996	8,205
Zscaler, Inc. (a)	42,597	6,369
		565,092
Technology Hardware, Storage & Peripherals (12.5%):
Apple, Inc.	2,945,467	402,704
Utilities (1.4%):
American Electric Power Co., Inc. (c)	155,053	14,876
Constellation Energy Corp.	98,573	5,644
Exelon Corp.	295,951	13,413
Xcel Energy, Inc. (c)	164,445	11,636
		45,569
Total Common Stocks (Cost $1,401,167)		3,200,521
Collateral for Securities Loaned (0.5%)^
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	16,121,527	16,122
Total Collateral for Securities Loaned (Cost $16,122)		16,122
Total Investments (Cost $1,417,289) — 100.0%		3,216,643
Other assets in excess of liabilities — 0.0% (e)		1,137
NET ASSETS — 100.00%		$3,217,780

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(d)  Rate disclosed is the daily yield on June 30, 2022.

(e)  Amount represents less than 0.05% of net assets.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	79	9/16/22	$18,944,715	$18,216,610	$(728,105)
Total unrealized appreciation					$—
Total unrealized depreciation					(728,105)
Total net unrealized appreciation (depreciation)					$(728,105)

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Nasdaq-100 Index Fund
Assets:
Investments, at value (Cost $1,417,289)	$3,216,643	(a)
Cash	16,189
Deposit with broker for futures contracts	1,943
Receivables:
Interest and dividends	681
Capital shares issued	1,114
Variation margin on open futures contracts	23
From Adviser	9
Prepaid expenses	193
Total Assets	3,236,795
Liabilities:
Payables:
Collateral received on loaned securities	16,122
Capital shares redeemed	1,461
Variation margin on open futures contracts	210
Accrued expenses and other payables:
Investment advisory fees	550
Administration fees	406
Custodian fees	29
Transfer agent fees	193
Compliance fees	2
12b-1 fees	3
Other accrued expenses	39
Total Liabilities	19,015
Net Assets:
Capital	1,306,116
Total accumulated earnings/(loss)	1,911,664
Net Assets	$3,217,780
Net Assets
Fund Shares	$3,100,898
Institutional Shares	57,858
Class A	14,893
Class C	2,566
R6 Shares	41,565
Total	$3,217,780
Shares (unlimited number of shares authorized with no par value):
Fund Shares	101,723
Institutional Shares	1,894
Class A	490
Class C	85
R6 Shares	1,362
Total	105,554
Net asset value, offering and redemption price per share: (b)
Fund Shares	$30.48
Institutional Shares	$30.56
Class A	$30.41
Class C (c)	$30.04
R6 Shares	$30.52
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$31.11

(a)  Includes $15,696 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Nasdaq-100 Index Fund
Investment Income:
Dividends	$15,804
Interest	7
Securities lending (net of fees)	603
Foreign tax withholding	(20)
Total Income	16,394
Expenses:
Investment advisory fees	3,813
Administration fees — Fund Shares	2,764
Administration fees — Institutional Shares	35
Administration fees — Class A	12
Administration fees — Class C	2
Administration fees — R6 Shares	10
Sub-Administration fees	11
12b-1 fees — Class A	19
12b-1 fees — Class C	14
Custodian fees	94
Transfer agent fees — Fund Shares	989
Transfer agent fees — Institutional Shares	35
Transfer agent fees — Class A	8
Transfer agent fees — Class C	1
Transfer agent fees — R6 Shares	2
Trustees' fees	24
Compliance fees	14
Legal and audit fees	28
State registration and filing fees	61
Interfund lending fees	— (a)
Other expenses	278
Recoupment of prior expenses waived/reimbursed by Adviser	5
Total Expenses	8,219
Expenses waived/reimbursed by Adviser	(15)
Net Expenses	8,204
Net Investment Income (Loss)	8,190
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(10,358)
Net realized gains (losses) from futures contracts	(5,905)
Net change in unrealized appreciation/depreciation on investment securities	(1,342,602)
Net change in unrealized appreciation/depreciation on futures contracts	(849)
Net realized/unrealized gains (losses) on investments	(1,359,714)
Change in net assets resulting from operations	$(1,351,524)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$8,190	$10,782
Net realized gains (losses)	(16,263)	207,823
Net change in unrealized appreciation/depreciation	(1,343,451)	747,873
Change in net assets resulting from operations	(1,351,524)	966,478
Distributions to Shareholders:
Fund Shares	—	(190,765)
Institutional Shares	—	(3,536)
Class A	—	(560)
Class C	—	(127)
R6 Shares	—	(1,858)
Change in net assets resulting from distributions to shareholders	—	(196,846)
Change in net assets resulting from capital transactions	(9,565)	132,287
Change in net assets	(1,361,089)	901,919
Net Assets:
Beginning of period	4,578,869	3,676,950
End of period	$3,217,780	$4,578,869

(continues on next page)

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$358,216	$656,112
Distributions reinvested	—	186,400
Cost of shares redeemed	(386,983)	(737,132)
Total Fund Shares	$(28,767)	$105,380
Institutional Shares
Proceeds from shares issued	$10,474	$28,155
Distributions reinvested	—	3,479
Cost of shares redeemed	(11,046)	(20,827)
Total Institutional Shares	$(572)	$10,807
Class A
Proceeds from shares issued	$10,185	$14,542
Distributions reinvested	—	560
Cost of shares redeemed	(3,850)	(1,480)
Total Class A	$6,335	$13,622
Class C
Proceeds from shares issued	$952	$2,833
Distributions reinvested	—	127
Cost of shares redeemed	(569)	(82)
Total Class C	$383	$2,878
R6 Shares
Proceeds from shares issued	$19,072	$23,150
Distributions reinvested	—	1,838
Cost of shares redeemed	(6,016)	(25,388)
Total R6 Shares	$13,056	$(400)
Change in net assets resulting from capital transactions	$(9,565)	$132,287

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Share Transactions:
Fund Shares
Issued	9,627	16,561
Reinvested	—	4,428
Redeemed	(10,688)	(18,985)
Total Fund Shares	(1,061)	2,004
Institutional Shares
Issued	293	737
Reinvested	—	82
Redeemed	(314)	(510)
Total Institutional Shares	(21)	309
Class A
Issued	270	343
Reinvested	—	13
Redeemed	(106)	(35)
Total Class A	164	321
Class C
Issued	27	69
Reinvested	—	3
Redeemed	(17)	(2)
Total Class C	10	70
R6 Shares
Issued	550	595
Reinvested	—	44
Redeemed	(170)	(655)
Total R6 Shares	380	(16)
Change in Shares	(528)	2,688

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Nasdaq-100 Index Fund
Fund Shares
Six Months Ended June 30, 2022 (Unaudited):	$43.16	0.08	(g)	(12.76)	(12.68)	—	—
Year Ended December 31:
2021	$35.56	0.11	(g)	9.43	9.54	(0.11)	(1.83)
2020	$24.35	0.13	(g)	11.62	11.75	(0.13)	(0.41)
2019	$17.69	0.13	(g)	6.74	6.87	(0.13)	(0.08)
2018	$17.89	0.11		(0.18)	(0.07)	(0.12)	(0.01)
2017	$13.79	0.07		4.38	4.45	(0.08)	(0.27)
Institutional Shares
Six Months Ended June 30, 2022 (Unaudited):	$43.26	0.08	(g)	(12.78)	(12.70)	—	—
Year Ended December 31:
2021	$35.64	0.10	(g)	9.45	9.55	(0.10)	(1.83)
June 29, 2020 (h) through December 31, 2020	$27.86	0.07	(g)	8.17	8.24	(0.05)	(0.41)
Class A
Six Months Ended June 30, 2022 (Unaudited):	$43.11	0.03	(g)	(12.73)	(12.70)	—	—
Year Ended December 31:
2021	$35.64	(0.01	)(g)(i)	9.44	9.43	(0.13)	(1.83)
June 29, 2020 (h) through December 31, 2020	$27.86	0.02	(g)	8.18	8.20	(0.01)	(0.41)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 for Fund Shares and June 29, 2020 for Institutional Shares and Class A, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(f)
USAA Nasdaq-100 Index Fund
Fund Shares
Six Months Ended June 30, 2022 (Unaudited):	—	$30.48	(29.38)%	0.43%	0.43%	0.43%	$3,100,898	4%
Year Ended December 31:
2021	(1.94)	$43.16	26.96%	0.42%	0.27%	0.42%	$4,436,357	10%
2020	(0.54)	$35.56	48.30%	0.44%	0.46%	0.44%	$3,583,838	17%
2019	(0.21)	$24.35	38.86%	0.48%	0.63%	0.48%	$2,442,662	9%
2018	(0.13)	$17.69	(0.44)%	0.48%	0.64%	0.48%	$1,750,674	5%
2017	(0.35)	$17.89	32.29%	0.51%	0.60%	0.51%	$1,623,579	5%
Institutional Shares
Six Months Ended June 30, 2022 (Unaudited):	—	$30.56	(29.36)%	0.44%	0.42%	0.46%	$57,858	4%
Year Ended December 31:
2021	(1.93)	$43.26	26.93%	0.44%	0.25%	0.44%	$82,846	10%
June 29, 2020 (h) through December 31, 2020	(0.46)	$35.64	29.60%	0.44%	0.42%	0.47%	$57,240	17%
Class A
Six Months Ended June 30, 2022 (Unaudited):	—	$30.41	(29.46)%	0.70%	0.17%	0.82%	$14,893	4%
Year Ended December 31:
2021	(1.96)	$43.11	26.60%	0.70%	(0.02)%	1.03%	$14,070	10%
June 29, 2020 (h) through December 31, 2020	(0.42)	$35.64	29.46%	0.70%	0.11%	46.74%	$167	17%

(h)  Commencement of operations.

(i)  The amount shown reflects a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Nasdaq-100 Index Fund
Class C
Six Months Ended June 30, 2022 (Unaudited):	$42.74	(0.10	)(g)	(12.60)	(12.70)	—	—
Year Ended December 31:
2021	$35.51	(0.33	)(g)(i)	9.39	9.06	—	(1.83)
June 29, 2020 (h) through December 31, 2020	$27.86	(0.10	)(g)	8.16	8.06	—	(0.41)
R6 Shares
Six Months Ended June 30, 2022 (Unaudited):	$43.19	0.10	(g)	(12.77)	(12.67)	—	—
Year Ended December 31:
2021	$35.57	0.15	(g)	9.45	9.60	(0.15)	(1.83)
2020	$24.35	0.17	(g)	11.63	11.80	(0.17)	(0.41)
2019	$17.68	0.15	(g)	6.74	6.89	(0.14)	(0.08)
2018	$17.89	0.12		(0.18)	(0.06)	(0.14)	(0.01)
March 1, 2017 (h) through December 31, 2017	$15.31	0.08		2.87	2.95	(0.10)	(0.27)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020 and, July 1, 2019 for Class C and R6 Shares, respectively, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Per share net investment income (loss) has been calculated using the average daily shares method.

(h)  Commencement of operations.

(i)  The amount shown reflects a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)	Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(f)
USAA Nasdaq-100 Index Fund
Class C
Six Months Ended June 30, 2022 (Unaudited):	—	$30.04	(29.71)%	1.45%	(0.59)%	1.55%	$2,566	4%
Year Ended December 31:
2021	(1.83)	$42.74	25.67%	1.45%	(0.79)%	2.29%	$3,205	10%
June 29, 2020 (h) through December 31, 2020	(0.41)	$35.51	28.95%	1.45%	(0.61)%	19.93%	$194	17%
R6 Shares
Six Months Ended June 30, 2022 (Unaudited):	—	$30.52	(29.34)%	0.31%	0.56%	0.31%	$41,565	4%
Year Ended December 31:
2021	(1.98)	$43.19	27.14%	0.30%	0.38%	0.30%	$42,391	10%
2020	(0.58)	$35.57	48.51%	0.31%	0.59%	0.31%	$35,511	17%
2019	(0.22)	$24.35	38.99%	0.39%	0.71%	0.42%	$18,877	9%
2018	(0.15)	$17.68	(0.38)%	0.40%	0.72%	0.45%	$12,667	5%
March 1, 2017 (h) through December 31, 2017	(0.37)	$17.89	19.27%	0.40%	0.66%	1.01%	$5,860	5%
See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Nasdaq-100 Index Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares. The Fund is classified as non-diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,200,521	$—	$—	$3,200,521
Collateral for Securities Loaned	16,122	—	—	16,122
Total	$3,216,643	$—	$—	$3,216,643
Other Financial Investments*
Liabilities:
Futures Contracts	$(728)	$—	$—	$(728)
Total	$(728)	$—	$—	$(728)

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2022, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022 (amounts in thousands):

Liabilities
Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$728

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended June 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(5,905)	$(849)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$15,696	$—	$16,122

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$161,270	$163,229

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Equity Fund	0.2

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended June 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, 0.70%, 1.45%, and 0.40% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Total
$17	$22	$15	$54

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund's ability to invest in derivatives.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at June 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$5,192	3	0.74%	$6,013

*  Based on the number of days borrowings were outstanding for the six months ended June 30, 2022.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforwards for the federal income tax purposes.

24

USAA Mutual Funds Trust	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
Fund Shares	$1,000.00	$706.20	$1,022.66	$1.82	$2.16	0.43%
Institutional Shares	1,000.00	706.40	1,022.61	1.86	2.21	0.44%
Class A	1,000.00	705.40	1,021.32	2.96	3.51	0.70%
Class C	1,000.00	702.90	1,017.60	6.12	7.25	1.45%
R6 Shares	1,000.00	706.60	1,023.26	1.31	1.56	0.31%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 11, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

37758-0822

JUNE 30, 2022

Semi Annual Report

USAA Ultra Short-Term Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Investments logo is a trademark of United Services Automobile Association and is being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	26
Supplemental Information	36
Proxy Voting and Portfolio Holdings Information	36
Expense Examples	36
Liquidity Risk Management Program	37
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income consistent with preservation of principal.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (17.4%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500	$1,328
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 9/13/24 @ 100 (a)	500	471
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 9/13/24 @ 100 (a)	1,000	957
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	594	572
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	405	379
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 3/15/25 @ 100 (a)	500	495
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class B, 3.41%, 9/20/23, Callable 10/20/22 @ 100 (a)	500	500
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 4/20/23 @ 100 (a)	1,565	1,558
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000	989
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 5/15/23 @ 100 (a)	114	114
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/24, Callable 1/19/23 @ 100 (a)	500	499
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	500	472
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 5/10/25 @ 100	375	359
Carvana Auto Receivables Trust, Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 6/10/25 @ 100	510	499
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 2/10/25 @ 100	538	520
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 10/15/24 @ 100 (a)	1,060	1,056
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 10/14/22 @ 100 (a)	926	924
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 10/14/22 @ 100 (a)	750	744
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 4/25/24 @ 100 (a)	142	140
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 7/15/22 @ 100 (a)	186	186
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88%, 6/15/26, Callable 5/15/26 @ 100 (a)	928	919
CPS Auto Receivables Trust, Series 2022-A, Class A, 0.98%, 4/16/29, Callable 5/15/26 @ 100 (a)	727	715
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73%, 11/15/29, Callable 1/15/24 @ 100 (a)	1,000	953
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 6/15/23 @ 100 (a)	500	496
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	218	207

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	$500	$479
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	101	99
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24, Callable 7/22/22 @ 100 (a)	356	356
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 10/22/22 @ 100 (a)	1,000	1,007
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11%, 5/15/26, Callable 3/15/24 @ 100	500	482
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 3/15/24 @ 100	500	472
DT Auto Owner Trust, Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 8/15/25 @ 100 (a)	500	475
DT Auto Owner Trust, Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 8/15/25 @ 100 (a)	250	232
DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 11/15/25 @ 100 (a)	500	477
DT Auto Owner Trust, Series 2022-1A, Class B, 2.43%, 9/15/26, Callable 11/15/25 @ 100 (a)	750	723
Exeter Automobile Receivables Trust, Series 2022-1A, Class B, 2.18%, 6/15/26, Callable 10/15/25 @ 100	500	485
Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.50%, 2/18/25, Callable 7/15/24 @ 100	605	603
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 9/15/24 @ 100	500	472
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 3/15/24 @ 100 (a)	320	319
Exeter Automobile Receivables Trust, Series 2022-1A, Class A3, 1.54%, 7/15/25, Callable 10/15/25 @ 100	500	490
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 9/15/24 @ 100	750	720
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 8/15/23 @ 100 (a)	341	341
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	250	230
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 10/15/23 @ 100 (a)	357	356
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A2, 1.15%, 9/15/25, Callable 11/15/24 @ 100 (a)	1,000	981
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 10/15/23 @ 100 (a)	469	461
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 2/15/24 @ 100 (a)	821	782
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 2/15/24 @ 100 (a)	294	294
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 11/15/24 @ 100 (a)	722	670
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 9/15/24 @ 100 (a)	457	432
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25 (a)	500	465

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25 (a)	$1,500	$1,400
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 12/20/23 @ 100 (a)	750	704
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 4/20/24 @ 100 (a)	721	680
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (a)	885	876
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 1/25/25 @ 100 (a)	263	256
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 4/25/25 @ 100 (a)	345	332
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (a)	155	151
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 8/25/24 @ 100 (a)	70	68
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 8/25/24 @ 100 (a)	140	137
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 8/25/24 @ 100 (a)	231	226
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 1/25/25 @ 100 (a)	526	509
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 1/25/25 @ 100 (a)	263	254
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 3/25/25 @ 100 (a)	410	397
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	548
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293	254
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	655	588
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 7/20/22 @ 100 (a)	167	158
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100 (a)	1,000	964
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25, Callable 2/10/26 @ 100 (a)	1,000	982
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100 (a)	117	115
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100 (a)	273	264
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 6/15/23 @ 100 (a)	500	495
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 10/15/22 @ 100 (a)	59	59
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 10/15/22 @ 100 (a)	500	500
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/16/26 (a)	600	529
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 4/15/25 @ 100 (a)	714	705
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 2/15/25 @ 100 (a)	351	342

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 4/15/24 @ 100 (a)	$500	$502
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36%, 12/16/24, Callable 12/15/24 @ 100	483	479
Santander Drive Auto Receivables Trust, Series 2022-1, Class A3, 1.94%, 11/17/25, Callable 12/15/24 @ 100	500	488
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (b)	500	478
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 9/20/22 @ 100 (a)	190	190
SCF Equipment Leasing LLC, Series 2022-1A, Class A2, 2.06%, 2/22/28, Callable 8/20/27 @ 100 (a)	1,000	975
SCF Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 7/20/26 @ 100 (a)	920	888
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	426	419
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	999
United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.10%, 3/10/25, Callable 6/10/25 @ 100 (a)	1,000	976
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 6/10/25 @ 100 (a) (b)	500	483
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3, 3.75%, 4/15/26, Callable 7/15/25 @ 100 (a)	500	498
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 7/15/25 @ 100 (a)	400	399
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 1/15/25 @ 100 (a)	750	711
Total Asset-Backed Securities (Cost $51,718)		49,933
Collateralized Mortgage Obligations (16.4%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 2.57% (LIBOR01M+125bps), 9/15/32 (a) (c)	1,000	970
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 2.77% (LIBOR01M+145bps), 9/15/32 (a) (c)	1,000	968
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 2.63% (LIBOR01M+131bps), 11/25/34 (a) (c)	1,000	970
BBCMS Mortgage Trust, Series 2020-BID, Class B, 3.86% (LIBOR01M+254bps), 10/15/37 (a) (c)	300	294
BBCMS Mortgage Trust, Series 2020-BID, Class C, 4.96% (LIBOR01M+364bps), 10/15/37 (a) (c)	1,220	1,204
BPR Trust, Series 2022-OANA, Class B, 3.73% (TSFR1M+245bps), 4/15/37 (a) (c)	1,000	992
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 2.42% (US0001M+110bps), 9/15/23 (a) (c)	750	696
BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 2.80% (US0001M+147bps), 12/15/28 (a) (c)	1,000	943
BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 2.59% (US0001M+127bps), 12/15/28 (a) (c)	500	478
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.77% (LIBOR01M+145bps), 10/15/36 (a) (c)	489	479

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 2.52% (US0001M+120bps), 10/15/36 (a) (c)	$933	$883
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 2.57% (LIBOR01M+125bps), 10/15/36 (a) (c)	850	834
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 2.18% (LIBOR01M+85bps), 5/15/38 (a) (c)	1,000	944
BX Mortgage Trust, Series 2021-PAC, Class C, 2.42% (US0001M+110bps), 10/15/36 (a) (c)	1,000	929
BX Trust, Series 2021-RISE, Class B, 2.57% (LIBOR01M+125bps), 11/15/36 (a) (c)	500	478
BX Trust, Series 2021-SOAR, Class C, 2.43% (LIBOR01M+110bps), 6/15/38 (a) (c)	496	470
BX Trust, Series 2021-SOAR, Class B, 2.19% (LIBOR01M+87bps), 6/15/38 (a) (c)	496	475
BX Trust, Series 2022-LBA6, Class B, 2.58% (SOFR30A+130bps), 1/15/39 (a) (c)	500	477
BX Trust, Series 2022-LBA6, Class C, 2.88% (TSFR1M+160bps), 1/15/39 (a) (c)	1,000	950
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 2.61% (TSFR1M+134bps), 2/15/39 (a) (c)	1,000	939
CIFC Funding Ltd., Series 2017-4A, Class A1R, 2.13% (US0003M+95bps), 10/24/30, Callable 7/24/22 @ 100 (a) (c)	700	687
CIFC Funding Ltd., Series 2012-2RA, Class A1, 1.86% (LIBOR03M+80bps), 1/20/28, Callable 7/20/22 @ 100 (a) (c)	658	649
COMM Mortgage Trust, Series 2019-521F, Class B, 2.42% (LIBOR01M+110bps), 6/15/34 (a) (c)	1,500	1,465
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39, Callable 2/10/25 @ 100 (a)	1,000	949
Extended Stay America Trust, Series 2021-ESH, Class B, 2.71% (LIBOR01M+138bps), 7/15/38 (a) (c)	387	374
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.64%, 11/25/23, Callable 11/25/23 @ 100 (a) (d)	1,000	991
Golub Capital Partners CLO 40A Ltd., Series 2019-40A, Class AR, 2.27% (US0003M+109bps), 1/25/32, Callable 10/25/22 @ 100 (a) (c)	1,000	970
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	996
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 2.91%, 3/10/44, Callable 12/10/22 @ 100 (a) (d) (e)	990	—	(f)
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 2.67% (LIBOR01M+135bps), 11/15/36 (a) (c)	1,164	1,118
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 2.32% (LIBOR01M+100bps), 11/15/36 (a) (c)	815	791
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class A, 2.12% (LIBOR01M+80bps), 4/15/38 (a) (c)	945	912
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (d)	1,500	1,488
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 6/15/23 @ 100 (b) (d)	2,000	1,990
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.80%, 4/15/47, Callable 4/15/24 @ 100 (d) (e)	4,653	36
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 2.27% (LIBOR01M+95bps), 5/15/36 (a) (c)	1,000	981
Life Mortgage Trust, Series 2021-BMR, Class B, 2.20% (LIBOR01M+88bps), 3/15/38 (a) (c)	983	940

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Med Trust, Series 2021-MDLN, Class B, 2.77% (US0001M+145bps), 11/15/26 (a) (c)	$1,000	$953
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 2.42% (LIBOR01M+110bps), 4/15/26 (a) (c)	1,000	952
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.02% (LIBOR01M+70bps), 11/15/34 (a) (c)	2,000	1,982
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a) (c)	1,154	1,107
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 2.41% (US0003M+100bps), 2/14/31, Callable 8/14/22 @ 100 (a) (c)	750	731
ONE Mortgage Trust, Series 2021-PARK, Class B, 2.27% (LIBOR01M+95bps), 3/15/36 (a) (c)	1,000	943
One New York Plaza Trust, Series 2020-1NYP, Class A, 2.27% (LIBOR01M+95bps), 1/15/26 (a) (c)	875	840
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 3.58% (LIBOR03M+210bps), 8/20/27, Callable 8/20/22 @ 100 (a) (c)	500	485
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 2.73% (LIBOR03M+125bps), 5/20/29, Callable 8/20/22 @ 100 (a) (c)	500	482
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 2.28% (LIBOR03M+80bps), 5/20/29, Callable 8/20/22 @ 100 (a) (c)	734	724
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.96% (LIBOR03M+90bps), 4/20/29, Callable 7/20/22 @ 100 (a) (c)	325	322
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 2.46% (LIBOR03M+140bps), 7/20/29, Callable 10/20/22 @ 100 (a) (c)	1,000	963
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A2, 1.83% (TSFR3M+160bps), 4/15/30, Callable 4/15/23 @ 100 (a) (c)	1,000	961
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 2.08% (LIBOR03M+90bps), 10/24/27, Callable 7/24/22 @ 100 (a) (c)	285	283
SMRT, Series 2022-MINI, Class B, 2.63% (TSFR1M+135bps), 1/15/39 (a) (c)	1,000	958
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class AR, 2.12% (LIBOR03M+108bps), 4/15/30, Callable 7/15/22 @ 100 (a) (c)	1,500	1,474
Stratus CLO Ltd., Series 2021-1A, Class B, 1.49% (LIBOR03M+140bps), 12/29/29, Callable 1/20/23 @ 100 (a) (c)	1,000	956
Stratus CLO Ltd., Series 2021-3A, Class B, 1.77% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a) (c)	822	787
TTAN, Series 2021-MHC, Class B, 2.43% (LIBOR01M+115bps), 3/15/38 (a) (c)	370	352
Total Collateralized Mortgage Obligations (Cost $48,580)		46,965
Senior Secured Loans (3.8%)
Berry Global, Inc., Term Z Loans, First Lien, 3.00% (LIBOR01M+175bps), 7/1/26 (c)	1,250	1,205
Calpine Corp., Term Loans, First Lien, 3.06% (LIBOR01M+200bps), 4/1/26 (c)	997	938
Charter Communications Operating LLC, Term B1, 2.81% (LIBOR01M+175bps), 4/30/25 (c)	1,000	972
Delos Finance S.A.R.L., Loans, First Lien, 2.76% (LIBOR03M+175bps), 10/6/23 (c)	1,500	1,479
Go Daddy Operating Co. LLC, Term Loan, First Lien, 2.81% (LIBOR01M+175bps), 2/15/24 (c)	986	951
Gray Television, Inc., Term B-2 Loan, First Lien, 3.56% (LIBOR01M+250bps), 2/7/24 (c)	901	881

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
JBS USA Lux SA, New Term Loans, First Lien, 2.80% (LIBOR06M+200bps), 5/1/26 (c)	$992	$955
Quintiles IMS Incorporated, Term B-2 Dollar Loans, First Lien, 2.81% (LIBOR01M+175bps), 1/1/25 (c)	1,100	1,064
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 3.27% (LIBOR01M+175bps), 12/31/25 (c)	1,492	1,426
XPO Logistics, Inc., Term Loan B, First Lien, 2.87% (LIBOR01M+175bps), 2/23/25 (c)	1,000	951
Total Senior Secured Loans (Cost $11,159)		10,822
Corporate Bonds (26.9%)
Communication Services (0.9%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.94% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b) (c)	1,000	1,004
Verizon Communications, 2.24% (SOFR+79bps), 3/20/26 (c)	1,500	1,472
		2,476
Consumer Discretionary (3.3%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	950
Daimler Finance North America LLC, 2.17% (LIBOR03M+84bps), 5/4/23 (c)	1,150	1,152
Daimler Trucks Finance North America LLC, 1.72% (SOFR+100bps), 4/7/24 (a) (c)	1,000	994
Howard University 2.74%, 10/1/22	600	597
2.80%, 10/1/23	250	245
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	626
Magallanes, Inc. 3.43%, 3/15/24 (a)	500	490
2.67% (SOFRINDX+178bps), 3/15/24 (a) (c)	1,000	997
Nissan Motor Acceptance Corp. 1.67% (LIBOR03M+65bps), 7/13/22 (a) (c)	1,000	1,000
2.92% (LIBOR03M+69bps), 9/28/22 (a) (c)	500	500
Nordstrom, Inc., 2.30%, 4/8/24, Callable 7/22/22 @ 100	1,000	946
ZF North America Capital, Inc., 4.75%, 4/29/25 (a)	1,000	923
		9,420
Consumer Staples (0.3%):
Albertsons Cos., Inc./ Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 2/15/23, Callable 12/15/22 @ 100 (a)	1,000	989
Energy (4.6%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (b)	2,000	1,945
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	991
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	1,325	1,294
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	875	822
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	1,500	1,403
HF Sinclair Corp., 2.63%, 10/1/23 (a)	1,250	1,215
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	1,000	982
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/8/22 @ 102.88	1,000	991
PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/8/22 @ 102.88	1,500	1,401
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	325	323

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rattler Midstream LP, 5.63%, 7/15/25, Callable 7/22/22 @ 102.81 (a)	$1,000	$999
Western Midstream Operating LP, 2.62% (LIBOR03M+185bps), 1/13/23 (c) (g)	977	972
		13,338
Financials (11.2%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	955
American Honda Finance Corp., 1.77% (LIBOR03M+37bps), 5/10/23, MTN (c)	1,360	1,355
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100 (g)	1,500	1,494
Athene Global Funding, 1.72% (LIBOR03M+73bps), 1/8/24 (a) (c)	1,500	1,472
Bank of America Corp. 2.40% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (c)	1,000	993
1.43% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100 (c)	500	488
Blackstone Private Credit Fund 1.75%, 9/15/24 (a)	1,000	923
2.35%, 11/22/24 (a)	500	458
BMW US Capital LLC 1.09% (SOFR+53bps), 4/1/24 (a) (c)	1,000	991
1.17% (SOFR+38bps), 8/12/24 (a) (c)	500	492
Brighthouse Financial Global Funding, 1.36% (SOFR+76bps), 4/12/24 (a) (c)	1,000	993
Capital One NA, 2.19% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (c)	800	800
Citigroup, Inc. 1.50% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100 (c)	500	487
1.36% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100 (c) (g)	1,000	963
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,500	1,398
Ford Motor Credit Co. LLC, 2.30%, 2/10/25, Callable 1/10/25 @ 100	1,000	898
FS KKR Capital Corp. 1.65%, 10/12/24	857	765
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	949
GA Global Funding Trust 1.32% (SOFR+50bps), 9/13/24 (a) (c)	1,000	962
3.85%, 4/11/25 (a)	500	490
General Motors Financial Co., Inc., 1.57% (SOFR+76bps), 3/8/24 (c)	1,000	986
Goldman Sachs Group, Inc., 1.31% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100 (c)	500	489
JPMorgan Chase & Co. 1.33% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100 (c)	500	488
1.28% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100 (c) (g)	1,000	945
Main Street Capital Corp., 4.50%, 12/1/22	1,000	1,002
New York Life Global Funding 0.94% (SOFR+22bps), 2/2/23 (a) (c)	1,000	997
1.14% (SOFR+31bps), 4/27/24 (a) (c)	500	491
Owl Rock Capital Corp., 3.75%, 7/22/25, Callable 6/22/25 @ 100	1,000	926
OWL Rock Core Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 (a)	1,500	1,294
Principal Life Global Funding II, 1.17% (SOFR+38bps), 8/23/24 (a) (c)	1,000	981
Starwood Property Trust, Inc., 3.75%, 12/31/24, Callable 9/30/24 @ 100 (a)	1,550	1,411
Synchrony Financial, 4.88%, 6/13/25, Callable 5/13/25 @ 100	750	741
The Charles Schwab Corp., 1.31% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100 (c)	1,000	971
The Goldman Sachs Group, Inc., 1.14% (SOFR+49bps), 10/21/24, Callable 10/21/23 @ 100 (c)	1,000	973
United Financial Bancorp, Inc., 5.75%, 10/1/24	1,000	986
		32,007

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Health Care (0.2%):
Hikma Finance USA LLC, 3.25%, 7/9/25	$500	$474
Industrials (2.3%):
American Airlines Pass Through Trust 4.95%, 7/15/24	162	157
4.38%, 12/15/25 (a)	758	693
Aviation Capital Group LLC, 4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,001	982
EnerSys, 5.00%, 4/30/23, Callable 1/30/23 @ 100 (a)	1,000	992
L3Harris Technologies, Inc., 2.44% (LIBOR03M+75bps), 3/10/23 (c)	500	500
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	2,094	2,022
United Airlines Pass Through Trust 4.63%, 3/3/24	581	579
4.88%, 1/15/26	628	595
		6,520
Materials (0.2%):
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100	700	701
Real Estate (0.3%):
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 8/8/22 @ 101.75 (a)	1,000	940
Utilities (3.6%):
Atmos Energy Corp., 2.07% (LIBOR03M+38bps), 3/9/23, Callable 8/8/22 @ 100 (c)	1,500	1,496
Black Hills Corp., 1.04%, 8/23/24, Callable 7/22/22 @ 100	1,000	937
CenterPoint Energy, Inc., 1.44% (SOFR+65bps), 5/13/24, Callable 7/22/22 @ 100 (c)	1,500	1,464
CentrePoint Energy Resources Corp., 2.11% (LIBOR03M+50bps), 3/2/23, Callable 8/8/22 @ 100 (c)	718	716
Entergy Louisiana LLC, 0.95%, 10/1/24, Callable 10/1/22 @ 100	500	471
Metropolitan Edison Co., 4.00%, 4/15/25 (a) (g)	1,500	1,473
NextEra Energy Capital Holdings, Inc., 1.34% (SOFR+54bps), 3/1/23 (c)	1,000	995
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100 (a)	500	490
ONE Gas, Inc., 2.33% (LIBOR03M+61bps), 3/11/23, Callable 8/8/22 @ 100 (c)	772	769
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,480
		10,291
Total Corporate Bonds (Cost $79,848)		77,156
Yankee Dollars (16.8%)
Communication Services (0.3%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000	1,019
Consumer Discretionary (0.3%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	1,030	935
Energy (0.6%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 8/8/22 @ 100 (a)	714	682
Petroleos Mexicanos, 4.25%, 1/15/25 (g)	1,000	921
		1,603

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financials (13.8%):
Banco Santander SA 2.59% (LIBOR03M+109bps), 2/23/23 (c)	$1,000	$1,001
2.13% (LIBOR03M+112bps), 4/12/23 (c)	1,000	1,003
Bank of Montreal, 1.51% (SOFR+62bps), 9/15/26, MTN (c)	1,500	1,438
BBVA Bancomer SA 6.75%, 9/30/22 (a)	1,000	1,003
1.88%, 9/18/25 (a)	500	453
Commonwealth Bank of Australia, 1.23% (SOFR+52bps), 6/15/26 (a) (c)	1,500	1,472
Cooperatieve Rabobank UA, 1.47% (LIBOR03M+48bps), 1/10/23 (c)	1,500	1,498
Credit Agricole SA, 2.20% (LIBOR03M+102bps), 4/24/23 (a) (b) (c)	2,000	2,002
Credit Suisse AG, 1.11% (SOFR+39bps), 2/2/24 (c)	1,500	1,478
Danske Bank A/S, 0.98%, 9/10/25, Callable 9/10/24 @ 100 (a)	1,000	924
Deutsche Bank AG 2.78% (LIBOR03M+123bps), 2/27/23 (c)	816	815
4.50%, 4/1/25	1,000	954
HSBC Holdings PLC 1.35% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100 (c)	1,000	971
2.19% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100 (c)	1,000	989
ING Groep NV 2.25% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100 (c)	500	498
3.87% (SOFR+164bps), 3/28/26, Callable 3/28/25 @ 100 (c)	750	736
Lloyds Banking Group PLC, 3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100 (c)	750	731
Macquarie Group Ltd., 1.32% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100 (a) (c)	1,000	983
Mizuho Financial Group, Inc., 1.74% (SOFRRATE+96bps), 5/22/26, Callable 5/22/25 @ 100 (c)	1,000	974
National Australia Bank Ltd., 1.23% (SOFR+65bps), 1/12/27 (a) (c) (g)	1,250	1,217
NatWest Markets PLC 1.97% (SOFR+145bps), 3/22/25 (a) (c)	500	500
2.27% (SOFR+76bps), 9/29/26 (a) (c)	1,000	968
Nordea Bank Abp, 2.54% (LIBOR03M+94bps), 8/30/23 (a) (c)	1,000	1,002
Park Aerospace Holdings Ltd., 4.50%, 3/15/23, Callable 2/15/23 @ 100 (a)	750	753
Royal Bank of Canada 1.07% (SOFR+36bps), 7/29/24 (c)	1,000	984
1.31% (SOFR+59bps), 11/2/26, MTN (c)	500	481
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (c)	1,000	935
Skandinaviska Enskilda Banken AB, 2.37% (LIBOR03M+65bps), 12/12/22 (a) (c)	2,000	1,999
Societe Generale SA, 1.70% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100 (a) (c)	1,700	1,643
Sompo International Holdings Ltd., 4.70%, 10/15/22	500	502
Standard Chartered PLC, 2.01% (SOFR+125bps), 10/14/23, Callable 10/14/22 @ 100 (a) (c)	1,500	1,491
Sumitomo Mitsui Trust Bank Ltd., 1.17% (SOFR+44bps), 9/16/24 (a) (c)	1,000	982
The Bank of Nova Scotia, 1.35% (SOFR+55bps), 3/2/26 (c)	1,250	1,211
The Toronto-Dominion Bank, 1.40% (SOFR+59bps), 9/10/26 (c)	1,500	1,445

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
UBS AG 1.12% (SOFR+32bps), 6/1/23 (a) (c)	$500	$498
1.15% (SOFR+36bps), 2/9/24 (a) (c)	500	495
UBS Group Funding Switzerland AG, 2.36% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a) (c)	1,000	1,000
Westpac Banking Corp., 1.32% (SOFR+52bps), 6/3/26 (c)	1,500	1,466
		39,495
Industrials (0.8%):
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	251	248
Avolon Holdings Funding Ltd. 5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	497
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	921
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	750	657
		2,323
Materials (1.0%):
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31 (a)	1,400	1,358
POSCO Holdings, Inc., 2.50%, 1/17/25 (a) (g)	510	492
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	1,000	996
		2,846
Total Yankee Dollars (Cost $49,591)		48,221
Municipal Bonds (7.9%)
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue 0.56%, 7/1/22	580	580
		580
California (0.5%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25	500	464
City of El Cajon CA Revenue, 0.93%, 4/1/24	640	611
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24	500	476
		1,551
Florida (0.2%):
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	756
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25	300	278
Illinois (0.2%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22	500	498
Indiana (0.1%):
Indiana Finance Authority Revenue, 1.72%, 11/15/23	300	287

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	$200	$200
Kentucky (1.2%):
County of Meade Revenue, Series B, 0.95%, 8/1/61, Continuously Callable @100 (h)	3,300	3,300
Louisiana (0.3%):
Parish of St Charles LA Revenue, Series A, 0.73%, 10/1/22, Continuously Callable @100 (h)	600	600
Terrebonne Levee & Conservation District Sales Tax Revenue, Series A, 1.13%, 6/1/23	300	294
		894
Michigan (0.3%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	997
Missouri (0.3%):
Missouri Development Finance Board Revenue (LOC — U.S. Bancorp), 1.57%, 12/1/49, Continuously Callable @100 (h)	740	740
New Jersey (0.7%):
New Jersey Economic Development Authority Revenue Series NNN, 2.78%, 6/15/23	408	405
Series NNN, 2.88%, 6/15/24	320	314
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	846
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	480
		2,045
New York (0.8%):
City of New York, GO, Series D, 0.43%, 8/1/22	1,000	999
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,192
		2,191
North Carolina (0.3%):
North Carolina Capital Facilities Finance Agency Revenue, Series B, 1.05%, 10/1/23	825	795
Pennsylvania (0.9%):
Allegheny County IDA Revenue (LOC-PNC Financial Services Group), 1.65%, 11/1/27, Callable 8/1/22 @ 100 (h)	1,500	1,500
Pennsylvania Economic Development Financing Authority Revenue, Series A, 2.00%, 4/1/34, (Put Date 7/15/22) (i)	750	750
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	448
		2,698
Texas (1.3%):
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	339
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (i)	1,000	999
Harris County TX Cultural Education Facilities Finance Corp. Revenue, 1.45%, 11/15/22	600	597
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25	255	236
United Parcel Service, Inc. Revenue, 0.95%, 5/1/32, Callable 8/1/22 @ 100 (h)	1,500	1,500
		3,671

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (i)	$1,250	$1,240
Total Municipal Bonds (Cost $23,018)		22,724
U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills, 1.03%, 7/26/22 (j)	2,000	1,999
Total U.S. Treasury Obligations (Cost $1,998)		1,999
Commercial Paper (10.1%) (j)
Arizona Public Service, 1.68%, 7/7/22	1,000	1,000
Aviation Captial Group, 1.67%, 7/5/22 (a)	1,500	1,500
ConAgra Brands, Inc., 2.14%, 7/1/22 (a)	2,400	2,400
Constellation Brands, Inc., 2.09%, 7/5/22 (a)	1,500	1,499
Crown Castle International Corp. 2.09%, 7/5/22 (a)	500	500
2.12%, 7/12/22 (a) (k)	1,500	1,499
Dairy Farmers of America, 1.82%, 7/1/22 (a)	3,000	3,000
Duke Energy Corp., 1.82%, 7/1/22 (a)	2,000	2,000
Energy Transfer LP, 2.06%, 7/1/22	3,000	3,000
FMC Corp., 2.12%, 7/1/22 (a)	3,000	3,000
Jabil, Inc. 2.23%, 7/1/22 (a)	1,000	1,000
2.25%, 7/5/22 (a)	2,000	1,999
JM Smucker Co., 1.82%, 7/1/22 (a)	2,000	2,000
Ridgefield Funding Co. LLC, 1.61%, 7/12/22 (a) (j)	1,500	1,499
Viatris, Inc. 2.09%, 7/6/22 (a) (j)	1,000	1,000
2.13%, 7/13/22 (a) (j)	1,000	999
2.16%, 7/21/22 (a) (j)	500	499
2.17%, 7/22/22 (a) (j)	500	499
Total Commercial Paper (Cost $28,894)		28,893
Collateral for Securities Loaned (1.1%)^
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (l)	3,156,365	3,156
Total Collateral for Securities Loaned (Cost $3,156)		3,156
Total Investments (Cost $297,962) — 101.1%		289,869
Liabilities in excess of other assets — (1.1)%		(3,252)
NET ASSETS — 100.00%		$286,617

At June 30, 2022, the Fund's investments in foreign securities were 21.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $169,283 thousands and amounted to 59.1% of net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2022.

(e)  Security is interest only.

(f)  Rounds to less than $1 thousand.

(g)  All or a portion of this security is on loan.

(h)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(i)  Put Bond.

(j)  Rate represents the effective yield at June 30, 2022.

(k)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(l)  Rate disclosed is the daily yield on June 30, 2022.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SOFR30A — 30-day average of SOFR, rate disclosed as of June 30, 2022.

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

SOFRINDX — SOFR Index measures the cumulative impact of compounding the SOFR each business day.

TSFR — Term SOFR

TSFR1M — 1 month Term SOFR, rate disclosed as of June 30, 2022.

TSFR3M — 3 month Term SOFR, rate disclosed as of June 30, 2022.

US0001M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Ultra Short-Term Bond Fund
Assets:
Investments, at value (Cost $297,962)	$289,869	(a)
Cash	3,551
Receivables:
Interest	977
Capital shares issued	2
Investments sold	998
From Adviser	38
Prepaid expenses	141
Total Assets	295,576
Liabilities:
Payables:
Collateral received on loaned securities	3,156
Distributions	10
Investments purchased	5,545
Capital shares redeemed	88
Accrued expenses and other payables:
Investment advisory fees	67
Administration fees	32
Custodian fees	4
Transfer agent fees	23
Compliance fees	—	(b)
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	33
Total Liabilities	8,959
Net Assets:
Capital	296,951
Total accumulated earnings/(loss)	(10,334)
Net Assets	$286,617
Net Assets
Fund Shares	$186,731
Institutional Shares	97,914
Class A	58
R6 Shares	1,914
Total	$286,617
Shares (unlimited number of shares authorized with no par value):
Fund Shares	18,971
Institutional Shares	9,944
Class A	6
R6 Shares	194
Total	29,115
Net asset value, offering and redemption price per share: (c)
Fund Shares	$9.84
Institutional Shares	$9.85
Class A	$9.84
R6 Shares	$9.85

(a)  Includes $3,062 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Ultra Short-Term Bond Fund
Investment Income:
Interest	$2,729
Securities lending (net of fees)	10
Total Income	2,739
Expenses:
Investment advisory fees	430
Administration fees — Fund Shares	146
Administration fees — Institutional Shares	54
Administration fees — Class A	—	(a)
Administration fees — R6 Shares	1
Sub-Administration fees	11
12b-1 fees — Class A	—	(a)
Custodian fees	16
Transfer agent fees — Fund Shares	84
Transfer agent fees — Institutional Shares	54
Transfer agent fees — Class A	—	(a)
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	23
Compliance fees	1
Legal and audit fees	30
State registration and filing fees	50
Other expenses	36
Recoupment of prior expenses waived/reimbursed by Adviser	15
Total Expenses	951
Expenses waived/reimbursed by Adviser	(28)
Net Expenses	923
Net Investment Income (Loss)	1,816
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	1
Net change in unrealized appreciation/depreciation on investment securities	(8,411)
Net realized/unrealized gains (losses) on investments	(8,410)
Change in net assets resulting from operations	$(6,594)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investments:
Operations:
Net Investment Income (Loss)	$1,816	$2,613
Net realized gains (losses)	1	615
Net change in unrealized appreciation/depreciation	(8,411)	(1,069)
Change in net assets resulting from operations	(6,594)	2,159
Distributions to Shareholders:
Fund Shares	(1,144)	(1,931)
Institutional Shares	(659)	(644)
Class A	— (a)	(1)
R6 Shares	(14)	(43)
Change in net assets resulting from distributions to shareholders	(1,817)	(2,619)
Change in net assets resulting from capital transactions	2,253	17,023
Change in net assets	(6,158)	16,563
Net Assets:
Beginning of period	292,775	276,212
End of period	$286,617	$292,775

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Ultra Short-Term Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$15,936	$59,548
Distributions reinvested	1,100	1,867
Cost of shares redeemed	(35,775)	(62,768)
Total Fund Shares	$(18,739)	$(1,353)
Institutional Shares
Proceeds from shares issued	$61,108	$86,636
Distributions reinvested	657	642
Cost of shares redeemed	(40,521)	(63,509)
Total Institutional Shares	$21,244	$23,769
Class A
Proceeds from shares issued	$—	$200
Distributions reinvested	— (a)	1
Cost of shares redeemed	—	(160)
Total Class A	$— (a)	$41
R6 Shares
Proceeds from shares issued	$437	$1,581
Distributions reinvested	13	27
Cost of shares redeemed	(702)	(7,042)
Total R6 Shares	$(252)	$(5,434)
Change in net assets resulting from capital transactions	$2,253	$17,023
Share Transactions:
Fund Shares
Issued	1,595	5,864
Reinvested	111	184
Redeemed	(3,575)	(6,183)
Total Fund Shares	(1,869)	(135)
Institutional Shares
Issued	6,075	8,536
Reinvested	66	63
Redeemed	(4,070)	(6,256)
Total Institutional Shares	2,071	2,343
Class A
Issued	—	20
Reinvested	— (b)	— (b)
Redeemed	—	(16)
Total Class A	— (b)	4
R6 Shares
Issued	44	156
Reinvested	1	3
Redeemed	(71)	(694)
Total R6 Shares	(26)	(535)
Change in Shares	176	1,677

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)
USAA Ultra Short-Term Bond Fund
Fund Shares
Six Months Ended June 30, 2022 (Unaudited):	$10.12	0.06	(h)	(0.28)	(0.22)	(0.06)	(0.06)	$9.84	(2.19)%
Year Ended December 31: 2021	$10.13	0.09	(h)	(0.01	0.08	(0.09)	(0.09)	$10.12	0.80%
2020	$10.05	0.20	(h)	0.08	0.28	(0.20)	(0.20)	$10.13	2.81%
2019	$9.89	0.27	(h)	0.16	0.43	(0.27)	(0.27)	$10.05	4.37%
2018	$9.97	0.22		(0.08)	0.14	(0.22)	(0.22)	$9.89	1.40%
2017	$9.98	0.16		(0.01)	0.15	(0.16)	(0.16)	$9.97	1.51%
Institutional Shares
Six Months Ended June 30, 2022 (Unaudited):	$10.12	0.06	(h)	(0.27)	(0.21)	(0.06)	(0.06)	$9.85	(2.07)%
Year Ended December 31: 2021	$10.13	0.10	(h)	(0.01)	0.09	(0.10)	(0.10)	$10.12	0.87%
2020	$10.05	0.19	(h)	0.09	0.28	(0.20)	(0.20)	$10.13	2.87%
2019	$9.89	0.27	(h)	0.16	0.43	(0.27)	(0.27)	$10.05	4.43%
2018	$9.97	0.22		(0.08)	0.14	(0.22)	(0.22)	$9.89	1.45%
2017	$9.98	0.15		(0.01)	0.14	(0.15)	(0.15)	$9.97	1.44%

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(d)  Annualized for periods less than one year.

(e)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Effective May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional Shares' average daily net assets.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets				Supplemental Data
	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(d)	Gross Expenses(d)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Ultra Short-Term Bond Fund
Fund Shares
Six Months Ended June 30, 2022 (Unaudited):	0.63%		1.17%	0.63%	$186,731	22%
Year Ended December 31: 2021	0.62%		0.89%	0.62%	$210,831	57%
2020	0.60%		2.01%	0.60%	$212,503	39%
2019	0.61%		2.69%	0.61%	$275,168	59%
2018	0.60%		2.19%	0.60%	$283,769	48%
2017	0.58%		1.60%	0.58%	$330,442	58%
Institutional Shares
Six Months Ended June 30, 2022 (Unaudited):	0.57%		1.22%	0.60%	$97,914	22%
Year Ended December 31: 2021	0.55%		0.96%	0.55%	$79,662	57%
2020	0.56%		1.86%	0.63%	$56,042	39%
2019	0.55%		2.75%	0.64%	$9,842	59%
2018	0.55%		2.25%	0.77%	$8,433	48%
2017	0.64	%(i)	1.51%	0.75%	$7,115	58%

(continues on next page)

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)
USAA Ultra Short-Term Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited):	$10.12	0.05	(h)	(0.28)	(0.23)	(0.05)	(0.05)	$9.84	(2.31)%
Year Ended December 31: 2021	$10.13	0.07	(h)	(0.01)	0.06	(0.07)	(0.07)	$10.12	0.57%
June 29, 2020 (i) through December 31, 2020	$9.90	0.07	(h)	0.23	0.30	(0.07)	(0.07)	$10.13	3.02%
R6 Shares
Six Months Ended June 30, 2022 (Unaudited):	$10.12	0.06	(h)	(0.27)	(0.21)	(0.06)	(0.06)	$9.85	(2.04)%
Year Ended December 31: 2021	$10.13	0.11	(h)	(0.02)	0.09	(0.10)	(0.10)	$10.12	0.91%
2020	$10.05	0.21	(h)	0.09	0.30	(0.22)	(0.22)	$10.13	3.02%
2019	$9.88	0.29	(h)	0.17	0.46	(0.29)	(0.29)	$10.05	4.70%
2018	$9.97	0.24		(0.09)	0.15	(0.24)	(0.24)	$9.88	1.51%
March 1, 2017 (i) through December 31, 2017	$9.98	0.15		(0.01)	0.14	(0.15)	(0.15)	$9.97	1.42%
(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(d)  Annualized for periods less than one year.

(e)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and July 1, 2019 for Class A and R6 Shares, respectively, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Commencement of operations.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)(e)(f)	Net Investment Income (Loss)(d)	Gross Expenses(d)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Ultra Short-Term Bond Fund
Class A
Six Months Ended June 30, 2022 (Unaudited):	0.86%	0.95%	22.05%	$58	22%
Year Ended December 31: 2021	0.85%	0.65%	14.86%	$59	57%
June 29, 2020 (i) through December 31, 2020	0.84%	1.32%	108.95%	$19	39%
R6 Shares
Six Months Ended June 30, 2022 (Unaudited):	0.51%	1.27%	0.77%	$1,914	22%
Year Ended December 31: 2021	0.48%	1.09%	0.49%	$2,223	57%
2020	0.41%	2.15%	0.51%	$7,648	39%
2019	0.39%	2.92%	0.80%	$6,518	59%
2018	0.39%	2.41%	0.69%	$4,980	48%
March 1, 2017 (i) through December 31, 2017	0.39%	1.81%	1.05%	$5,091	58%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Ultra Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$49,933	$—	$49,933
Collateralized Mortgage Obligations	—	46,965	—	46,965
Senior Secured Loans	—	10,822	—	10,822
Corporate Bonds	—	77,156	—	77,156
Yankee Dollars	—	48,221	—	48,221
Municipal Bonds	—	22,724	—	22,724
U.S. Treasury Obligations	—	1,999	—	1,999
Commercial Paper	—	28,893	—	28,893
Collateral for Securities Loaned	3,156	—	—	3,156
Total	$3,156	$286,713	$—	$289,869

For the six months ended June 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest Income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$3,062	$—	$3,156

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$2,000	$2,000	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$69,553	$55,669

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Ultra Short Obligations Funds Index tracks the total return performance of the largest funds within the Lipper Ultra Short Obligations Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period January 1, 2022, to June 30, 2022, performance adjustments were $53, $10, less than $1, and $1 for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were 0.05%, 0.02%, 0.01%, and 0.12% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended June 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) were 0.60%, 0.55%, 0.85% and 0.39% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$10	$27	$11	$28	$76

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$1,926	$363	$2,289

35

USAA Mutual Funds Trust	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
Fund Shares	$1,000.00	$978.10	$1,021.67	$3.09	$3.16	0.63%
Institutional Shares	1,000.00	979.30	1,021.97	2.80	2.86	0.57
Class A	1,000.00	976.90	1,020.53	4.22	4.31	0.86
R6 Shares	1,000.00	979.60	1,022.27	2.50	2.56	0.51

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

36

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 11, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

37

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

94422-0822

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Not applicable.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 31, 2022

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	August 31, 2022